UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-05518

Investment Company Act file number:

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street,

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5366

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2017

(Unaudited)

	COUPON*	MATURITY DATE	PAR (000’s)	VALUE
SHORT-TERM INVESTMENTS - 77.6%
U.S. TREASURY OBLIGATIONS - 77.6%
U.S. Treasury Bills	1.094%	12/07/17	$8,475	$8,473,649
U.S. Treasury Bills	1.088%	12/14/17	20,587	20,580,086
U.S. Treasury Bills	1.080%	12/21/17	59,243	59,207,865
U.S. Treasury Bills	1.105%	01/04/18	19,870	19,849,451
U.S. Treasury Bills	1.100%	01/11/18	5,066	5,059,596
U.S. Treasury Bills	1.116%	01/18/18	78,939	78,821,907
U.S. Treasury Bills	1.116%	01/25/18	73,361	73,234,350
U.S. Treasury Bills	1.126%	02/01/18	32,465	32,401,959
U.S. Treasury Bills	1.105%	02/08/18	44,600	44,499,450
U.S. Treasury Bills	1.074%	02/15/18	12,703	12,671,205
U.S. Treasury Bills	1.068%	02/22/18	18,050	18,001,414
U.S. Treasury Bills	1.086%	03/01/18	51,370	51,210,432
U.S. Treasury Bills	1.133%	03/08/18	4,825	4,808,757
U.S. Treasury Bills	1.167%	03/22/18	24,525	24,430,099
U.S. Treasury Bills	1.192%	03/29/18	2,990	2,977,504
U.S. Treasury Bills	1.226%	04/05/18	20,784	20,691,266
U.S. Treasury Bills	1.226%	04/12/18	4,690	4,667,773
U.S. Treasury Bills	1.252%	04/19/18	7,874	7,834,933
U.S. Treasury Bills	1.242%	04/26/18	23,948	23,824,169
U.S. Treasury Bills	1.374%	05/10/18	57,543	57,199,021
U.S. Treasury Bills	1.382%	05/17/18	63,050	62,649,300
U.S. Treasury Bills	1.419%	05/24/18	28,169	27,979,411
				661,073,597
TOTAL SHORT-TERM INVESTMENTS
(Cost $661,140,809)				661,073,597
TOTAL PURCHASED OPTIONS - 0.4%**
(Cost $1,928,441)				3,350,114
TOTAL INVESTMENTS - 78.0%
(Cost $663,069,250)				664,423,711

OTHER ASSETS IN EXCESS OF LIABILITIES - 22.0%				187,810,219
NET ASSETS - 100.0%				$852,233,930

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

**	See page 5 for detailed information regarding the Purchased Options.

Futures contracts outstanding as of November 30, 2017 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-17	118	$10,484,695	$(8,414)
2-Year Euro Swapnote Futures	Dec-17	89	10,593,220	4,178
3-Month Euro Euribor	Dec-17	32	9,521,996	3,586
3-Month Euro Euribor	Mar-18	4	1,190,249	357
3-Month Euro Euribor	Jun-18	1,223	363,918,777	206,538
3-Month Euro Euribor	Sep-18	64	19,043,992	12,230
3-Month Euro Euribor	Dec-18	1,307	388,914,016	369,885
3-Month Euro Euribor	Mar-19	151	44,931,918	3,065
3-Month Euro Euribor	Jun-19	192	57,131,975	3,318
3-Month Euro Euribor	Sep-19	202	60,107,599	(3,511)
3-Month Euro Euribor	Mar-20	24	7,141,497	(2,217)
3-Month Euro Euribor	Jun-20	3	892,687	(312)
3-Month Euro Euribor	Sep-20	2	595,125	(134)
5-Year Euro Swapnote Futures	Dec-17	82	9,760,046	(8,046)
90-DAY Bank Bill	Mar-18	39	29,499,641	3,864
90-DAY Bank Bill	Jun-18	537	406,187,361	81,382
90-DAY Bank Bill	Sep-18	257	194,395,068	39,652
90-DAY Bank Bill	Dec-18	73	55,217,276	6,427
90-DAY Bank Bill	Mar-19	4	3,025,604	-
90-DAY Eurodollar Futures	Dec-20	6	1,500,000	(1,338)
90-DAY Eurodollar Futures	Mar-21	9	2,250,000	(2,325)
90-DAY Eurodollar Futures	Jun-21	8	2,000,000	(1,888)
90-DAY Sterling Futures	Dec-19	4	676,197	(795)
Amsterdam Index Futures	Dec-17	114	14,657,065	40,897
Australian 10-Year Bond Futures	Dec-17	158	11,951,136	(54,164)
Australian 3-Year Bond Futures	Dec-17	287	21,708,710	9,316
Bank Acceptance Futures	Dec-17	1	193,776	136
Bank Acceptance Futures	Mar-18	10	1,937,759	(19)
Bank Acceptance Futures	Dec-18	1	193,776	252
Bank Acceptance Futures	Mar-19	1	193,776	(78)
Brent Crude Futures	Feb-18	261	16,346,430	235,750
Brent Crude Futures	Mar-18	20	1,246,800	89,970
Brent Crude Futures	Apr-18	12	744,840	83,390
Brent Crude Futures	May-18	12	742,080	73,160
Brent Crude Futures	Jun-18	10	616,300	42,210
Brent Crude Futures	Jul-18	11	675,400	(6,160)
CAC40 10 Euro Futures	Dec-17	643	41,079,110	418,593
Canola Futures (Winnipeg Commodity Exchange)	Jan-18	56	442,392	(8,171)
Canola Futures (Winnipeg Commodity Exchange)	Mar-18	261	2,097,468	(16,198)
Canola Futures (Winnipeg Commodity Exchange)	May-18	227	1,846,756	(10,591)
Cattle Feeder Futures	Jan-18	11	847,963	1,038
Cattle Feeder Futures	Mar-18	21	1,598,888	(6,600)
Cattle Feeder Futures	Apr-18	18	1,371,150	(18,013)
Cocoa Futures	Mar-18	28	573,720	(25,710)
Cocoa Futures	May-18	9	184,590	(11,440)
Cocoa Futures	Jul-18	8	164,720	(10,990)
COP/USD Futures	Dec-17	9	298,527	(3,274)
Copper Futures	Mar-18	110	8,426,000	(251,638)
Copper Futures	May-18	18	1,385,100	(37,538)
Copper Futures	Jul-18	10	772,375	(24,375)
Cotton No.2 Futures	Mar-18	91	3,312,855	18,430
Cotton No.2 Futures	May-18	36	1,322,640	11,530
Cotton No.2 Futures	Jul-18	28	1,033,620	11,690
DAX Index Futures	Dec-17	150	58,258,992	(84,032)
DJIA Mini E-CBOT	Dec-17	214	25,973,180	1,493,270

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

E-Mini Crude Oil	Jan-18	4	114,800	10,150
E-Mini Crude Oil	Feb-18	13	373,425	23,663
E-Mini Crude Oil	Mar-18	8	229,600	775
EUR Foreign Exchange Currency Futures	Dec-17	220	32,698,779	1,035,584
Euro BUXL 30-Year Bond Futures	Dec-17	32	3,808,798	2,571
Euro BUXL 30-Year Bond Futures	Mar-18	3	357,075	2,619
Euro E-Mini Futures	Dec-17	50	3,715,770	14,550
Euro STOXX 50	Dec-17	810	34,447,367	50,728
Euro/JPY Futures	Dec-17	26	3,864,401	36,485
Euro-Bobl Futures	Dec-17	558	66,415,921	(122,524)
Euro-Bobl Futures	Mar-18	1,199	142,710,912	42,873
Euro-BTP Futures	Dec-17	252	29,994,287	756,689
Euro-BTP Futures	Mar-18	8	952,200	(131)
Euro-Bund Futures	Dec-17	2,060	245,191,392	918,813
Euro-Bund Futures	Mar-18	347	41,301,657	88,245
Euro-Oat Futures	Dec-17	212	25,233,289	428,799
Euro-Schatz Futures	Dec-17	474	56,417,825	(25,805)
FTSE 100 Index Futures	Dec-17	307	30,428,884	(816,135)
FTSE 250 Index Futures	Dec-17	71	3,817,944	(20,427)
FTSE/JSE TOP 40	Dec-17	151	5,890,817	162,459
FTSE/MIB Index Futures	Dec-17	42	5,593,185	(75,140)
Gasoline RBOB Futures	Jan-18	300	21,798,000	(321,661)
Gasoline RBOB Futures	Feb-18	54	3,949,042	68,603
Gasoline RBOB Futures	Mar-18	20	1,475,880	61,391
Gasoline RBOB Futures	Apr-18	12	969,646	(14,557)
GBP Currency Futures	Dec-17	106	8,954,760	93,650
Gold 100 Oz Futures	Feb-18	276	35,236,920	(321,990)
Gold 100 Oz Futures	Apr-18	9	1,152,990	(18,080)
Gold 100 Oz Futures	Jun-18	7	899,920	(14,520)
Hang Seng China Enterprises Index Futures	Dec-17	152	11,211,001	(354,494)
Hang Seng Index Futures	Dec-17	359	67,383,603	(1,014,155)
IBEX 35 Index Futures	Dec-17	25	3,035,047	77,051
ILS/USD Futures	Dec-17	35	10,022,307	27,035
INR/USD Futures	Dec-17	197	6,108,321	17,180
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-17	238	211,470,967	118,264
Lean Hogs Futures	Feb-18	51	1,423,410	(9,910)
Lean Hogs Futures	Apr-18	39	1,152,060	7,520
Lean Hogs Futures	Jun-18	31	1,027,650	(8,140)
Live Cattle Futures	Feb-18	97	4,849,030	9,730
Live Cattle Futures	Apr-18	36	1,813,320	59,180
Live Cattle Futures	Jun-18	30	1,422,600	(5,510)
LME Aluminum Forward	Dec-17	7	355,775	(110,238)
LME Aluminum Forward	Jan-18	69	3,518,138	(311,737)
LME Aluminum Forward	Feb-18	27	1,381,388	(82,117)
LME Aluminum Forward	Mar-18	611	31,367,213	(492,202)
LME Copper Forward	Dec-17	3	505,463	1,271,181
LME Copper Forward	Jan-18	51	8,605,613	(292,035)
LME Copper Forward	Feb-18	4	676,100	(31,113)
LME Copper Forward	Mar-18	210	35,550,375	(253,595)
LME Lead Forward	Dec-17	4	247,350	(21,286)
LME Lead Forward	Jan-18	9	556,088	(27,126)
LME Lead Forward	Feb-18	5	308,875	(10,438)
LME Nickel Forward	Dec-17	1	66,342	123,544
LME Nickel Forward	Jan-18	8	531,792	(153,293)
LME Nickel Forward	Feb-18	2	133,236	(63,546)
LME Nickel Forward	Mar-18	44	2,937,528	(309,948)
LME Zinc Forward	Dec-17	12	950,175	26,039
LME Zinc Forward	Jan-18	23	1,815,419	(56,773)
LME Zinc Forward	Feb-18	18	1,420,425	(27,325)
LME Zinc Forward	Mar-18	56	4,417,350	(8,738)
Long Gilt Futures	Mar-18	95	12,847,734	(81,171)
Low Sulphur Gasoil G Futures	Dec-17	10	557,000	72,875
Low Sulphur Gasoil G Futures	Jan-18	213	11,885,400	(12,150)
Low Sulphur Gasoil G Futures	Feb-18	35	1,959,125	86,750
Low Sulphur Gasoil G Futures	Mar-18	28	1,565,200	7,600
Mini HSI Index Futures	Dec-17	93	3,491,184	(62,024)
Mini MSCI EAFE Index Futures	Dec-17	93	9,389,280	184,360
Mini MSCI Emerging Markets Index Futures	Dec-17	116	6,496,000	28,960
MSCI Singapore Exchange ETS	Dec-17	221	6,361,575	10,956
MSCI Taiwan Index Futures	Dec-17	152	5,959,920	(214,400)
MXN Currency Futures	Dec-17	132	3,538,722	40,440
Nasdaq 100 E-Mini	Dec-17	559	71,205,420	1,836,852
Natural Gas Futures	Jul-18	8	234,080	(5,420)
Natural Gas Futures	Aug-18	44	1,289,640	(31,350)
Natural Gas Futures	Sep-18	14	407,960	(5,980)
Nikkei 225 (Chicago Mercantile Exchange)	Dec-17	36	4,118,400	403,275
Nikkei 225 (Singapore Exchange)	Dec-17	309	31,210,249	941,126
Nikkei 225 Mini	Dec-17	789	15,955,964	1,052,010
Nikkie 225 (Osaka Securities Exchange)	Dec-17	15	3,033,453	501,755
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-18	376	29,966,899	(290,002)
NY Harbor Ultra-Low Sulfur Diesel Futures	Feb-18	61	4,865,238	(27,943)
NY Harbor Ultra-Low Sulfur Diesel Futures	Mar-18	18	1,431,335	34,272
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-18	13	1,025,934	(24,196)
OMX Stockholm 30 Index Futures	Dec-17	205	3,942,802	(35,065)
Palladium Futures	Mar-18	20	2,007,100	10,075
PLN/USD Futures	Dec-17	44	6,224,025	73,345
Rapeseed Euro	May-18	10	220,345	(8,436)
Red Wheat Futures (Minneapolis Grain Exchange)	May-18	1	31,438	(1,238)
RUB Currency Futures	Dec-17	28	1,198,315	(4,525)
Russell 2000 E-Mini	Dec-17	292	22,562,840	494,705
S&P 500 E-Mini Futures	Dec-17	836	110,682,220	3,734,538
S&P Mid 400 E-Mini Futures	Dec-17	104	19,760,000	1,039,765
S&P/TSX 60 IX Futures	Dec-17	275	40,550,324	965,654
SGX Nifty 50	Dec-17	278	5,714,568	(86,125)
Silver Futures	Dec-17	2	163,820	(5,830)
Soybean Futures	May-18	29	1,462,325	(7,863)
Soybean Futures	Jul-18	62	3,153,475	(10,088)
Soybean Meal Futures	May-18	26	864,240	2,710
Soybean Oil Futures	Jan-18	5	101,550	(2,646)
SPI 200 Futures	Dec-17	280	31,694,717	583,809
Sugar No. 11 (World)	May-18	4	67,334	(504)
Sugar No. 11 (World)	Jul-18	8	134,669	(2,352)
Swiss Federal Bond Futures	Dec-17	46	4,675,985	41,677
Topix Index Futures	Dec-17	118	18,840,997	1,371,585
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-18	276	35,069,789	(360,914)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-18	60	7,003,890	(122,547)
USD/NOK Futures	Dec-17	34	3,400,000	61,520
USD/SEK Futures	Dec-17	19	1,900,000	6,322
White Sugar ICE	Mar-18	11	214,720	(1,840)
WTI Crude Futures	Jan-18	189	10,848,600	30,090
WTI Crude Futures	Feb-18	131	7,525,950	(30,710)
WTI Crude Futures	Mar-18	17	975,800	25,240
WTI Crude Futures	Apr-18	10	572,800	37,510
WTI Crude Futures	May-18	14	799,260	69,570
WTI Crude Futures	Jun-18	12	681,840	59,240
WTI Crude Futures	Jul-18	19	1,073,500	79,090
WTI Crude Futures	Aug-18	17	954,890	5,250
				$15,264,432

The accompanying notes are an integral part of the consolidated portfolio of investments.

2

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Dec-19	933	$(277,625,690)	$(100,472)
90-DAY Eurodollar Futures	Mar-18	164	(41,000,000)	67,888
90-DAY Eurodollar Futures	Jun-18	1,100	(275,000,000)	775,690
90-DAY Eurodollar Futures	Sep-18	1,326	(331,500,000)	223,550
90-DAY Eurodollar Futures	Dec-18	726	(181,500,000)	267,113
90-DAY Eurodollar Futures	Mar-19	174	(43,500,000)	45,000
90-DAY Eurodollar Futures	Jun-19	1,054	(263,500,000)	380,871
90-DAY Eurodollar Futures	Sep-19	228	(57,000,000)	62,675
90-DAY Eurodollar Futures	Dec-19	21	(5,250,000)	3,813
90-DAY Eurodollar Futures	Mar-20	19	(4,750,000)	3,788
90-DAY Eurodollar Futures	Sep-20	2	(500,000)	(1,875)
90-DAY Sterling Futures	Dec-17	16	(2,704,786)	(676)
90-DAY Sterling Futures	Mar-18	26	(4,395,277)	(3,077)
90-DAY Sterling Futures	Jun-18	36	(6,085,769)	(2,553)
90-DAY Sterling Futures	Sep-18	291	(49,193,298)	(3,369)
90-DAY Sterling Futures	Dec-18	333	(56,293,361)	17,508
90-DAY Sterling Futures	Mar-19	107	(18,088,257)	2,975
90-DAY Sterling Futures	Jun-19	183	(30,935,991)	10,735
90-DAY Sterling Futures	Sep-19	278	(46,995,659)	9,749
90-DAY Sterling Futures	Mar-20	3	(507,147)	(68)
90-DAY Sterling Futures	Jun-20	6	(1,014,295)	270
90-DAY Sterling Futures	Sep-20	175	(29,583,598)	(5,342)
AUD/USD Currency Futures	Dec-17	222	(16,778,143)	327,797
Bank Acceptance Futures	Sep-18	14	(2,712,863)	(6,840)
CAD Currency Futures	Dec-17	58	(4,496,821)	49,877
Canadian 10-Year Bond Futures	Mar-18	414	(31,166,837)	103,112
CBOE VIX Futures	Dec-17	6	(70,050)	1,250
CBOE VIX Futures	Jan-18	22	(286,550)	(4,250)
CHF Currency Futures	Dec-17	219	(27,812,773)	34,939
Cocoa Futures	Dec-17	2	(39,057)	1,177
Cocoa Futures	Mar-18	74	(1,496,152)	81,590
Cocoa Futures	May-18	16	(326,955)	5,261
Coffee ‘C’ Futures	Mar-18	186	(8,962,875)	43,800
Coffee ‘C’ Futures	May-18	29	(1,420,819)	17,737
Coffee ‘C’ Futures	Jul-18	24	(1,196,100)	3,694
Coffee Robusta Futures	Jan-18	59	(1,018,340)	111,230
Coffee Robusta Futures	Mar-18	82	(1,413,680)	161,960
Coffee Robusta Futures	May-18	75	(1,302,000)	98,210
Corn Futures	Mar-18	957	(17,022,638)	144,912
Corn Futures	May-18	120	(2,182,500)	41,475
Corn Futures	Jul-18	183	(3,399,225)	31,225
Corn Futures	Sep-18	94	(1,778,950)	(9,175)
Dollar Index	Dec-17	143	(14,300,000)	10,159
E-Mini Natural Gas	Jan-18	64	(484,000)	24,825
E-Mini Natural Gas	Feb-18	103	(780,740)	18,135
E-Mini Natural Gas	Mar-18	61	(457,348)	3,090
Euro/CHF 3-Month Futures ICE	Dec-17	4	(1,016,518)	(407)
Euro/CHF 3-Month Futures ICE	Mar-18	3	(762,389)	(102)
Euro/CHF 3-Month Futures ICE	Jun-18	6	(1,524,778)	76
Euro/CHF 3-Month Futures ICE	Sep-18	10	(2,541,296)	(305)
Euro/CHF 3-Month Futures ICE	Dec-18	1	(254,130)	25
Euro-Schatz Futures	Mar-18	1	(119,025)	6
JPY Currency Futures	Dec-17	309	(34,283,243)	19,691
JPY E-Mini Futures	Dec-17	7	(388,322)	44
Kansas City Hard Red Winter Wheat Futures	Mar-18	324	(6,990,300)	120,788
Kansas City Hard Red Winter Wheat Futures	May-18	68	(1,509,600)	43,925
Kansas City Hard Red Winter Wheat Futures	Jul-18	46	(1,059,725)	2,062
Mill Wheat Euro	Dec-17	1	(9,492)	60
Mill Wheat Euro	Mar-18	201	(1,943,826)	59,929
Mill Wheat Euro	May-18	185	(1,824,876)	42,432
Natural Gas Futures	Jan-18	243	(7,350,750)	343,980
Natural Gas Futures	Feb-18	134	(4,062,880)	78,320
Natural Gas Futures	Mar-18	28	(839,720)	28,540
Natural Gas Futures	Apr-18	47	(1,347,490)	24,030
Natural Gas Futures	May-18	54	(1,544,940)	16,360
Natural Gas Futures	Jun-18	1	(28,920)	270
NZD Currency Futures	Dec-17	255	(17,392,253)	191,556
Platinum Futures	Jan-18	9	(424,125)	(3,870)
Rapeseed Euro	Feb-18	20	(437,714)	1,116
Rapeseed Euro	Aug-18	42	(895,454)	(952)
Red Wheat Futures (Minneapolis Grain Exchange)	Mar-18	10	(310,875)	188
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-18	2	(63,150)	50
Silver Futures	Dec-17	2	(163,820)	2,030
Silver Futures	Mar-18	71	(5,848,270)	50,635
Silver Futures	May-18	8	(661,760)	1,965
Silver Futures	Jul-18	7	(581,525)	2,925
Soybean Futures	Jan-18	27	(1,330,763)	(16,325)
Soybean Futures	Mar-18	19	(947,863)	(21,913)
Soybean Meal Futures	Jan-18	22	(718,300)	(15,980)
Soybean Meal Futures	Mar-18	12	(395,760)	(35,120)
Soybean Oil Futures	Mar-18	1	(20,436)	(20,844)
Soybean Oil Futures	May-18	34	(698,904)	1,020
Sugar No. 11 (World)	Mar-18	19	(320,902)	(34,462)
TRY/USD Futures	Dec-17	20	(2,553,561)	78,825
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-18	1,633	(162,176,379)	1,475,508
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-18	188	(37,418,265)	24,453
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-18	825	(81,134,932)	323,743
USD/CZK Futures	Dec-17	75	(7,500,000)	74,211
USD/HUF Futures	Dec-17	2	(200,000)	(46)
Wheat (Chicago Board of Trade)	Mar-18	645	(13,964,250)	246,025
Wheat (Chicago Board of Trade)	May-18	86	(1,913,500)	65,925
Wheat (Chicago Board of Trade)	Jul-18	56	(1,283,100)	(100)
White Sugar ICE	May-18	23	(451,835)	(15,735)
White Sugar ICE	Aug-18	20	(397,400)	(1,415)
				$6,202,520
Total Futures Contracts				$21,466,952

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

Forward foreign currency contracts outstanding as of November 30, 2017 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	2,311,899	USD	1,751,482	Dec 01 2017	BOA	$(2,770)
AUD	1,426,425	USD	1,079,595	Dec 04 2017	BOA	(674)
AUD	82,119,392	USD	64,330,046	Dec 20 2017	BOA	(2,221,389)
AUD	34,227,000	USD	27,161,737	Dec 22 2017	BOA	(1,275,361)
AUD	17,100,000	USD	13,009,595	Jan 11 2018	BOA	(78,032)
BRL	27,048,882	USD	8,520,691	Dec 20 2017	BOA	(276,069)
CAD	5,168,872	USD	4,011,400	Dec 01 2017	BOA	(4,940)
CAD	46,732,722	USD	37,867,777	Dec 20 2017	BOA	(1,632,459)
CAD	37,335,000	USD	30,319,479	Dec 22 2017	BOA	(1,369,734)
CAD	22,473,535	USD	17,650,000	Jan 11 2018	BOA	(218,439)
CHF	26,425,000	USD	27,264,495	Dec 22 2017	BOA	(346,504)
CLP	3,756,806,961	USD	6,049,596	Dec 20 2017	BOA	(245,845)
CNH	18,789,210	USD	2,850,000	Dec 20 2017	BOA	(11,988)
EUR	3,600,000	HUF	1,119,818,167	Dec 20 2017	BOA	27,593
EUR	100,000	HUF	31,128,490	Mar 21 2018	BOA	721
EUR	7,650,000	NOK	73,011,991	Dec 20 2017	BOA	335,904
EUR	5,100,000	NOK	49,975,115	Mar 21 2018	BOA	86,349
EUR	3,250,000	PLN	13,716,314	Dec 20 2017	BOA	(13,205)
EUR	50,000	PLN	211,357	Mar 21 2018	BOA	10
EUR	10,600,000	SEK	103,731,188	Dec 20 2017	BOA	221,187
EUR	4,700,000	SEK	46,578,510	Mar 21 2018	BOA	26,072
EUR	398,572	USD	471,726	Dec 01 2017	BOA	2,697
EUR	216,024	USD	255,326	Dec 04 2017	BOA	1,847
EUR	55,978,094	USD	66,791,854	Dec 20 2017	BOA	(68,656)

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

EUR	33,469,000	USD	39,845,595	Dec 22 2017	BOA	54,503
EUR	3,100,000	USD	3,702,891	Jan 11 2018	BOA	(1,973)
GBP	1,484,992	USD	1,992,803	Dec 01 2017	BOA	15,539
GBP	1,088,763	USD	1,467,546	Dec 04 2017	BOA	5,031
GBP	43,843,297	USD	58,157,318	Dec 20 2017	BOA	1,186,002
GBP	34,574,000	USD	46,158,713	Dec 22 2017	BOA	643,162
HUF	1,107,485,532	EUR	3,600,000	Dec 20 2017	BOA	(74,547)
HUF	31,289,106	EUR	100,000	Mar 21 2018	BOA	(106)
HUF	1,683,146,924	USD	6,498,066	Dec 20 2017	BOA	(89,895)
ILS	17,894,050	USD	5,100,000	Dec 20 2017	BOA	23,463
INR	1,117,206,599	USD	17,192,879	Dec 20 2017	BOA	93,401
JPY	225,705,872	USD	2,016,437	Dec 01 2017	BOA	(10,889)
JPY	452,671,975	USD	4,039,322	Dec 04 2017	BOA	(16,570)
JPY	7,424,211,338	USD	66,683,035	Dec 20 2017	BOA	(637,855)
JPY	3,920,629,000	USD	35,073,894	Dec 22 2017	BOA	(191,332)
JPY	956,009,540	USD	8,600,000	Jan 11 2018	BOA	(83,783)
KRW	19,439,307,392	USD	17,280,886	Dec 20 2017	BOA	584,553
KRW	1,303,389,124	USD	1,200,000	Mar 21 2018	BOA	(1,389)
MXN	308,084,242	USD	16,469,853	Dec 20 2017	BOA	2,140
MXN	135,537,000	USD	7,441,373	Dec 22 2017	BOA	(197,413)
NOK	73,579,745	EUR	7,650,000	Dec 20 2017	BOA	(267,609)
NOK	7,991,745	USD	970,202	Dec 01 2017	BOA	(9,570)
NOK	19,941,291	USD	2,405,640	Dec 04 2017	BOA	(8,475)
NOK	190,828,495	USD	23,892,619	Dec 20 2017	BOA	(938,078)
NOK	171,623,180	USD	21,100,000	Jan 11 2018	BOA	(439,485)
NZD	1,552,309	USD	1,069,991	Dec 01 2017	BOA	(9,006)
NZD	2,824,433	USD	1,935,985	Dec 04 2017	BOA	(5,608)
NZD	47,076,501	USD	33,519,403	Dec 20 2017	BOA	(1,352,270)
NZD	15,743,000	USD	11,258,659	Dec 22 2017	BOA	(501,861)
NZD	1,800,000	USD	1,245,058	Jan 11 2018	BOA	(15,519)
PHP	45,889,603	USD	900,000	Dec 20 2017	BOA	11,951
PLN	13,811,319	EUR	3,250,000	Dec 20 2017	BOA	40,129
PLN	11,628,222	EUR	2,750,000	Mar 21 2018	BOA	456
PLN	44,049,492	USD	12,353,901	Dec 20 2017	BOA	129,229
RUB	235,393,575	USD	4,000,000	Dec 20 2017	BOA	11,644
SEK	60,155,714	EUR	6,100,000	Dec 20 2017	BOA	(72,077)
SEK	994,306	EUR	100,000	Mar 21 2018	BOA	(161)
SEK	5,104,805	USD	609,145	Dec 04 2017	BOA	809
SEK	79,343,823	USD	9,949,569	Dec 20 2017	BOA	(454,500)
SGD	11,705,390	USD	8,680,509	Dec 20 2017	BOA	(140)
SGD	18,254,000	USD	13,566,694	Dec 22 2017	BOA	(29,971)
THB	150,341,637	USD	4,550,000	Dec 20 2017	BOA	55,257
TRY	50,672,934	USD	13,632,180	Dec 20 2017	BOA	(773,978)
TWD	42,412,134	USD	1,415,349	Dec 20 2017	BOA	69
USD	1,750,720	AUD	2,311,899	Dec 01 2017	BOA	2,009
USD	1,079,428	AUD	1,426,425	Dec 04 2017	BOA	507
USD	67,459,078	AUD	86,838,028	Dec 20 2017	BOA	1,781,615
USD	42,320,927	AUD	55,451,000	Dec 22 2017	BOA	382,532
USD	4,242,516	BRL	13,776,355	Dec 20 2017	BOA	43,421
USD	4,013,873	CAD	5,168,872	Dec 01 2017	BOA	7,412
USD	34,837,844	CAD	44,244,782	Dec 20 2017	BOA	531,609
USD	13,505,551	CAD	17,113,000	Dec 22 2017	BOA	236,046
USD	3,250,000	CAD	4,167,046	Jan 11 2018	BOA	17,837
USD	39,418,025	CHF	38,628,000	Dec 22 2017	BOA	69,371
USD	1,280,895	CLP	813,033,730	Dec 20 2017	BOA	24,870
USD	2,200,000	CNH	14,603,253	Dec 20 2017	BOA	(5,746)
USD	472,308	EUR	398,572	Dec 01 2017	BOA	(2,116)
USD	257,291	EUR	216,024	Dec 04 2017	BOA	118
USD	36,115,782	EUR	30,664,032	Dec 20 2017	BOA	(434,270)
USD	15,458,848	EUR	13,118,000	Dec 22 2017	BOA	(179,788)
USD	22,500,110	EUR	18,900,000	Jan 11 2018	BOA	(63,552)
USD	1,993,557	GBP	1,484,992	Dec 01 2017	BOA	(14,784)
USD	1,470,681	GBP	1,088,763	Dec 04 2017	BOA	(1,896)
USD	33,317,213	GBP	25,210,678	Dec 20 2017	BOA	(806,255)
USD	18,546,400	GBP	14,048,000	Dec 22 2017	BOA	(469,993)
USD	4,136,020	GBP	3,100,000	Jan 11 2018	BOA	(63,765)
USD	4,682,380	HUF	1,233,432,094	Dec 20 2017	BOA	(13,611)
USD	1,700,000	ILS	5,984,763	Dec 20 2017	BOA	(13,570)
USD	10,534,589	INR	687,048,121	Dec 20 2017	BOA	(95,948)
USD	2,020,066	JPY	225,705,872	Dec 01 2017	BOA	14,517
USD	4,029,289	JPY	452,671,975	Dec 04 2017	BOA	6,536
USD	46,730,833	JPY	5,232,597,546	Dec 20 2017	BOA	182,071
USD	46,778,213	JPY	5,227,833,000	Dec 22 2017	BOA	265,216
USD	11,433,614	KRW	12,860,782,216	Dec 20 2017	BOA	(385,919)
USD	11,924,944	MXN	226,151,749	Dec 20 2017	BOA	(166,457)
USD	1,679,655	MXN	31,426,000	Dec 22 2017	BOA	50
USD	971,023	NOK	7,991,745	Dec 01 2017	BOA	10,392
USD	2,403,532	NOK	19,941,292	Dec 04 2017	BOA	6,367
USD	26,988,835	NOK	216,367,874	Dec 20 2017	BOA	962,191
USD	3,350,000	NOK	27,812,770	Jan 11 2018	BOA	1,815
USD	1,070,747	NZD	1,552,309	Dec 01 2017	BOA	9,762
USD	1,931,720	NZD	2,824,433	Dec 04 2017	BOA	1,344
USD	41,992,676	NZD	59,559,593	Dec 20 2017	BOA	1,295,910
USD	18,185,594	NZD	26,378,000	Dec 22 2017	BOA	162,166
USD	27,477,624	NZD	40,000,000	Jan 11 2018	BOA	154,548
USD	250,000	PHP	12,969,000	Dec 20 2017	BOA	(7,729)
USD	6,151,354	PLN	22,348,880	Dec 20 2017	BOA	(182,067)
USD	1,300,000	RUB	76,684,354	Dec 20 2017	BOA	(6,876)
USD	611,620	SEK	5,104,805	Dec 04 2017	BOA	1,665
USD	7,289,458	SEK	59,778,307	Dec 20 2017	BOA	135,792
USD	51,350,000	SEK	424,704,320	Jan 11 2018	BOA	432,149
USD	3,682,108	SGD	5,017,064	Dec 20 2017	BOA	(38,398)
USD	13,538,490	SGD	18,254,000	Dec 22 2017	BOA	1,767
USD	2,050,000	THB	67,638,419	Dec 20 2017	BOA	(21,897)
USD	18,003,980	TRY	67,718,166	Dec 20 2017	BOA	820,569
USD	300,000	TRY	1,232,612	Mar 21 2018	BOA	(3,655)
USD	3,001,470	TWD	90,082,147	Dec 20 2017	BOA	(4,837)
USD	6,770,836	ZAR	93,635,563	Dec 20 2017	BOA	(33,673)
USD	550,000	ZAR	7,677,835	Mar 22 2018	BOA	269
ZAR	111,885,552	USD	8,316,849	Dec 20 2017	BOA	(186,111)
ZAR	1,388,964	USD	100,000	Mar 22 2018	BOA	(550)
Total Forward Foreign Currency Contracts						$(6,031,427)

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS - 0.1%
Gold Futures, Expires 01/25/18, Strike Price $1250	Put	BAML	102	USD	13,022,340	$80,988
Gold Futures, Expires 01/25/18, Strike Price $1330	Call	BAML	102	USD	13,566,000	43,501
EURO Currency Futures, Expires 12/08/17, Strike Price $1.135	Put	BAML	326	EUR	40,750,000	2,037
EURO Currency Futures, Expires 12/08/17, Strike Price $1.16	Put	BAML	651	EUR	81,375,000	8,138
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.875	Put	BAML	4,106	EUR	160,832,020	1,334,450
IMM Eurodollar Futures, Expires 06/18/18, Strike Price $98.25	Put	BAML	4,180	EUR	164,031,560	1,881,000
TOTAL PURCHASED OPTIONS (COST $1,928,441)						$3,350,114

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS - 0.0%
IMM Eurodollar Futures, Expires 06/18/18, Strike Price $98	Put	BAML	4,180	EUR	164,031,560	(418,000)
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.75	Put	BAML	4,106	EUR	160,832,020	(846,863)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $774,500)						$(1,264,863)

AUD	Australian Dollar	INR	Indian Rupee
BAML	Bank of America Merrill Lynch	JPY	Japanese Yen
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
CAD	Canadian Dollar	MXN	Mexican Peso
CBOT	Chicago Board of Trade	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PHP	Philippine Peso
CNH	Chinese Yuan Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RBOB	Reformulated Blendstock for Oxygenate Blending
CZK	Czech Koruna	RUB	Russian Ruble
DAX	Deutscher Aktienindex	SEK	Swedish Krona
DJIA	Dow Jones Industrial Average	SGD	Singapore Dollar
EUR	Euro	SGX	Singapore Exchange
FTSE	Financial Times Stock Exchange	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	TSX	Toronto Stock Exchange
IBEX	Index of the Bolsa de Madrid	TWD	Taiwan Dollar
ICE	Intercontinental Exchange	USD	United States Dollar
ILS	Israeli New Shekel	WTI	West Texas Intermediate
IMM	International Monetary Market	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

5

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2017

(Unaudited)

CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the “Fund”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2017, the net assets of the Subsidiary were $177,051,996, which represented 20.78% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Fund’s investments carried at fair value.

	TOTAL VALUE	LEVEL 1 QUOTED PRICE	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Short-Term Investments	$661,073,597	$661,073,597	$-	$-
Commodity Contracts
Futures Contracts	4,670,112	4,670,112	-	-
Purchased Options	124,489	124,489	-	-
Equity Contracts
Futures Contracts	15,393,598	15,393,598	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	11,122,161	-	11,122,161	-
Futures Contracts	2,193,210	2,193,210	-	-
Purchased Options	10,175	10,175	-	-
Interest Rate Contracts
Futures Contracts	6,943,284	6,943,284	-	-
Purchased Options	3,215,450	3,215,450	-	-
Total Assets	$704,746,076	$693,623,915	$11,122,161	$-

	TOTAL VALUE	LEVEL 1 QUOTED PRICE	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures Contracts	$(4,037,741)	$(4,037,741)	$-	$-
Equity Contracts
Futures Contracts	(2,766,247)	(2,766,247)	-	-
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(17,153,588)	-	(17,153,588)	-
Futures Contracts	(7,845)	(7,845)	-	-
Interest Rate Contracts
Futures Contracts	(921,419)	(921,419)	-	-
Written Options	(1,264,863)	(1,264,863)	-	-
Total Liabilities	$(26,151,703)	$(8,998,115)	$(17,153,588)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2017, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	$-	$3,215,450	$10,175	$124,489	$3,350,114
Forward Contracts	-	-	11,122,161	-	11,122,161
Futures Contracts	15,393,598	6,943,284	2,193,210	4,670,112	29,200,204
Total Value- Assets	$15,393,598	$10,158,734	$13,325,546	$4,794,601	$43,672,479
Liability Derivatives
Written Options	$-	$(1,264,863)	$-	$-	$(1,264,863)
Forward Contracts	-	-	(17,153,588)	-	(17,153,588)
Futures Contracts	(2,766,247)	(921,419)	(7,845)	(4,037,741)	(7,733,252)
Total Value- Liabilities	$(2,766,247)	$(2,186,282)	$(17,161,433)	$(4,037,741)	$(26,151,703)

For the period ended November 30, 2017, the Fund’s average volume of derivatives was as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$1,436,449	$(491,750)	$3,721,257,688	$(2,112,698,552)	$(1,846,585,637)	$1,844,726,450

6

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter (OTC) options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments
November 30, 2017
(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.4%
Advertising — 0.2%
MDC Partners, Inc., Class A*	47,917	$555,837
Aerospace/Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.*	21,344	672,123
Aerovironment, Inc.*	1,433	65,316
Cubic Corp.	14,562	902,116
Curtiss-Wright Corp.	2,004	248,897
Kaman Corp.	2,787	166,272
Kratos Defense & Security Solutions, Inc.*	20,823	217,184
Moog, Inc., Class A*	1,762	148,202
National Presto Industries, Inc.	728	75,494
Orbital ATK, Inc.	1,778	234,589
Triumph Bancorp, Inc.*	7,374	245,186
Triumph Group, Inc.	2,128	65,755
		3,041,134
Agriculture — 0.1%
Andersons, Inc., (The)	3,403	109,917
Universal Corp.	1,451	77,411
		187,328
Airlines — 0.2%
Hawaiian Holdings, Inc.	2,251	97,131
SkyWest, Inc.	8,137	423,531
		520,662
Apparel — 0.8%
Canada Goose Holdings, Inc.*	20,073	539,562
Crocs, Inc.*	33,442	365,521
Iconix Brand Group, Inc.*	6,811	12,805
JC Penney Co, Inc.*	17,978	59,507
Lakeland Industries, Inc.*	16,085	222,777
Oxford Industries, Inc.	1,483	102,327
Skechers U.S.A., Inc., Class A*	6,336	222,394
Steven Madden Ltd.*	3,222	137,741
Superior Uniform Group, Inc.	17,022	432,869
Unifi, Inc.*	2,830	103,408
Wolverine World Wide, Inc.	5,464	158,292
		2,357,203

Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Holdings, Inc.*	6,688	120,050
Gentherm, Inc.*	1,375	49,500
Motorcar Parts of America, Inc.*	48,007	1,251,062
Spartan Motors, Inc.	107,132	1,708,755
Unique Fabricating, Inc.	65,810	533,061
		3,662,428
Banks — 6.7%
American River Bankshares	43,390	650,416
Atlantic Capital Bancshares, Inc.*	25,342	435,882
Bank of Commerce Holdings	54,990	665,379
Banner Corp.	1,722	99,170
Boston Private Financial Holdings, Inc.	14,098	230,502
Central Pacific Financial Corp.	3,272	105,358
City Holding Co.	4,208	299,694
CoBiz Financial, Inc.	13,008	275,509
Community Bank System, Inc.	1,997	110,594
CVB Financial Corp.	8,715	214,302
Esquire Financial Holdings, Inc.*	35,480	659,218
Farmers National Banc	39,290	595,244
FCB Financial Holdings, Inc., Class A*	12,717	672,093
First BanCorp*	46,257	230,360
First Bancshares, Inc., (The)	15,030	495,990
First Citizens BancShares, Inc., Class A	859	366,355
First Commonwealth Financial Corp.	11,374	171,747

The accompanying notes are an integral part of the portfolio of investments.

First Financial Bancorp	7,350	208,373
First Financial Bankshares, Inc.	6,581	312,268
First Northwest Bancorp*	22,440	401,676
First of Long Island Corp.	11,253	339,278
Glacier Bancorp, Inc.	3,879	155,354
Heritage Commerce Corp.	21,264	345,115
Home BancShares, Inc.	38,368	913,158
Hope Bancorp, Inc.	14,673	274,679
Horizon Bancorp	24,525	674,438
Independent Bank Corp.	1,226	89,130
Live Oak Bancshares, Inc.	24,562	632,472
MB Financial, Inc.	6,569	305,787
Metropolitan Bank Holding Corp.*	11,100	485,736
Midland States Bancorp, Inc.	21,610	718,533
MidSouth Bancorp, Inc.	39,760	544,712
Northeast Bancorp	11,970	295,061
Northrim BanCorp, Inc.	12,470	467,002
OFG Bancorp	8,517	83,467
Opus Bank*	3,209	89,531
Orrstown Financial Services, Inc.	15,280	386,584
Parke Bancorp, Inc.	11,850	247,665
People's Utah Bancorp	22,360	704,340
Preferred Bank	9,514	595,576

Premier Financial Bancorp, Inc.	33,660	672,190
Seacoast Banking Corp of Florida*	9,147	238,096
Southside Bancshares, Inc.	4,513	163,371
Sterling Bancorp, Inc.*	20,768	257,523
Summit Financial Group, Inc.	16,660	447,654
Texas Capital Bancshares, Inc.*	1,396	126,129
Tompkins Financial Corp.	1,660	147,010
TriState Capital Holdings, Inc.*	7,973	192,947
TrustCo Bank Corp.	19,387	181,268
UMB Financial Corp.	3,746	281,549
United Bankshares, Inc.	7,948	298,447
United Community Banks, Inc.	3,164	90,933
Walker & Dunlop, Inc.*	1,239	61,058
West Bancorporation, Inc.	21,120	564,960
Westamerica Bancorp	2,698	166,817
		19,437,700
Beverages — 0.4%
Farmer Brothers Co.*	21,549	736,976
MGP Ingredients, Inc.	4,811	357,698
		1,094,674
Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	3,666	74,420
ANI Pharmaceuticals, Inc.*	2,019	143,571
Audentes Therapeutics, Inc.*	9,844	284,098
Blueprint Medicines Corp.*	5,996	450,060
Cambrex Corp.*	1,154	56,373
ChromaDex Corp.*	78,373	542,341
Cytokinetics, Inc.*	12,534	107,792
Exact Sciences Corp.*	7,212	428,970
Foundation Medicine, Inc.*	6,585	350,322
Immunomedics, Inc.*	20,290	220,349
Ligand Pharmaceuticals, Inc.*	1,187	156,506
Loxo Oncology, Inc.*	9,309	714,466
Medicines Co., (The)*	4,827	139,983
Momenta Pharmaceuticals, Inc.*	8,455	116,679
Myriad Genetics, Inc.*	2,083	72,134
NeoGenomics, Inc.*	75,842	700,780
Ovid therapeutics, Inc.*	14,081	173,337
		4,732,181
Building Materials — 1.9%
AAON, Inc.	2,382	86,824
Apogee Enterprises, Inc.	1,184	59,236
Armstrong Flooring, Inc.*	43,760	766,675
Armstrong World Industries, Inc.*	21,658	1,298,397
Aspen Aerogels, Inc.*	62,996	300,491
Foundation Building Materials, Inc.*	23,103	351,397
Gibraltar Industries, Inc.*	4,141	136,239
Griffon Corp.	4,619	107,854
M/I Homes, Inc.*	4,319	156,391

The accompanying notes are an integral part of the portfolio of investments.

New Relic, Inc.*	9,642	542,652
Patrick Industries, Inc.*	6,047	611,956
PGT Innovations, Inc.*	19,555	319,724
Simpson Manufacturing Co., Inc.	2,069	124,078
Summit Materials, Inc., Class A*	8,985	276,379
Universal Forest Products, Inc.	8,103	317,313
		5,455,606
Chemicals — 1.3%
A Schulman, Inc.	1,631	61,896
Aceto Corp.	9,141	96,986
AdvanSix, Inc.*	9,144	393,649
Balchem Corp.	1,142	99,662
Chemours Co., (The)	9,276	476,786
Ferro Corp.*	17,113	433,815
HB Fuller Co.	4,743	268,312
Innophos Holdings, Inc.	2,039	94,467
Innospec, Inc.	1,121	80,039
KMG Chemicals, Inc.	6,135	333,683
Koppers Holdings, Inc.*	2,012	100,399
Kraton Corp.*	2,728	128,352
Landec Corp.*	70,978	887,225
Rayonier Advanced Materials, Inc.	6,815	128,054
Stepan Co.	2,701	224,480
		3,807,805
Coal — 0.1%
SunCoke Energy, Inc.*	4,934	56,198
US Geothermal, Inc.*	69,249	250,681
		306,879
Commercial Services — 5.2%
ABM Industries, Inc.	3,179	136,061
Alarm.com Holdings, Inc.*	16,309	668,506
AMN Healthcare Services, Inc.*	3,294	165,359
ARC Document Solutions, Inc.*	122,220	337,327
AstroNova, Inc.	18,890	276,738
Barrett Business Services, Inc.	17,985	1,193,484
BG Staffing, Inc.	44,430	696,218
Brink's Co., (The)	4,054	327,766
CAI International, Inc.*	14,070	481,898
Capella Education Co.	1,954	166,676
Care.com, Inc.*	63,591	1,206,321
Chegg, Inc.*	62,146	945,241
CRA International, Inc.	14,470	654,044
Cross Country Healthcare, Inc.*	4,360	59,601
EVERTEC, Inc.	26,067	362,331
Green Dot Corp., Class A*	4,948	305,786

Healthcare Services Group, Inc.	3,392	176,147
HealthEquity, Inc.*	12,512	648,997
HMS Holdings Corp.*	9,256	153,002
Hostess Brands, Inc.*	67,990	955,939
Insperity, Inc.	1,146	135,113
Kelly Services, Inc., Class A	20,605	600,636
Korn/Ferry International	4,210	184,566
MarketAxess Holdings, Inc.	2,439	476,264
Matthews International Corp., Class A	1,608	91,093
Medifast, Inc.	4,404	301,806
Monro Muffler Brake, Inc.	1,316	66,392
Navigant Consulting, Inc.*	3,071	58,932
On Assignment, Inc.*	3,035	194,119
Quanta Services, Inc.*	14,153	536,399
Rent-A-Center, Inc.	9,822	110,399
Resources Connection, Inc.	45,101	723,871
RR Donnelley & Sons Co.	6,371	59,824
SP Plus Corp.*	10,791	423,007
Strayer Education, Inc.	1,101	109,252
Team, Inc.*	5,510	75,762
TechTarget, Inc.*	18,155	253,988
Teladoc, Inc.*	7,428	275,579
Viad Corp.	7,710	444,096
		15,038,540
Commerical Services — 0.3%
Everi Holdings, Inc.*	62,280	507,582
Global Medical REIT, Inc.	42,140	402,016

The accompanying notes are an integral part of the portfolio of investments.

LSC Communications, Inc.	4,620	75,583
		985,181
Computers — 4.3%
CACI International, Inc., Class A*	1,145	151,083
Computer Services, Inc.	19,169	928,738
Digimarc Corp.*	9,144	342,900
DMC Global, Inc.	77,512	1,561,867
Engility Holdings, Inc.*	2,262	66,028
Everspin Technologies, Inc.*	10,334	83,085
ExlService Holdings, Inc.*	1,497	91,886
Icad, Inc.*	71,137	255,382
Insight Enterprises, Inc.*	2,176	84,864
Lumentum Holdings, Inc.*	11,193	604,982
MAXIMUS, Inc.	1,853	128,005
Mercury Systems, Inc.*	25,440	1,327,714
Mitek Systems, Inc.*	65,327	587,943
MTS Systems Corp.	769	42,987
Nutanix, Inc., Class A*	11,807	387,270
PAR Technology Corp.*	35,289	307,720
Quantum Corp.*	145,403	754,642

Radisys Corp.*	288,020	215,007
Super Micro Computer, Inc.*	3,359	74,066
Sykes Enterprises, Inc.*	20,699	658,642
TeleTech Holdings, Inc.	3,501	141,791
USA Technologies, Inc.*	145,980	1,270,026
Varonis Systems, Inc.*	13,297	668,839
VeriFone Systems, Inc.*	47,900	830,586
Vocera Communications, Inc.*	10,066	294,934
WNS Holdings Ltd., ADR*	17,177	706,490
		12,567,477
Cosmetics/Personal Care — 0.0%
Inter Parfums, Inc.	2,289	101,403
Distribution/Wholesale — 1.0%
Anixter International, Inc.*	1,549	110,753
Essendant, Inc.	4,797	45,140
Fossil Group, Inc.*	8,367	59,238
G-III Apparel Group Ltd.*	3,296	101,517
H&E Equipment Services, Inc.	14,112	524,825
Pool Corp.	2,106	264,598
ScanSource, Inc.*	1,959	70,524
SiteOne Landscape Supply, Inc.*	13,323	996,294
Titan Machinery, Inc.*	37,850	719,150
		2,892,039
Diversified Financial Services — 2.3%
Alcentra Capital Corp.	23,040	197,452
Blackhawk Network Holdings, Inc.*	41,225	1,515,019
Encore Capital Group, Inc.*	4,540	207,932
Enova International, Inc.*	41,598	617,730
Evercore Partners, Inc., Class A	7,272	631,573
Financial Engines, Inc.	3,587	100,077
Greenhill & Co, Inc.	3,361	68,228
Interactive Brokers Group, Inc., Class A	3,063	174,775
Investment Technology Group, Inc.	2,378	42,780
LendingTree, Inc.*	1,861	561,929
Moelis & Co., Class A	14,605	699,580
Oaktree Specialty Lending Corp.	109,012	525,438
PRA Group, Inc.*	3,304	114,979
Silvercrest Asset Management Group, Inc., Class A	63,532	965,686
WageWorks, Inc.*	2,280	146,262
World Acceptance Corp.*	2,155	178,822
		6,748,262
Education Services — 0.0%
Career Education Corp.*	6,338	84,106
Electric — 0.2%

ALLETE, Inc.	4,232	340,676
Avista Corp.	1,395	72,456
El Paso Electric Co.	1,366	83,189
		496,321

Electrical Components & Equipment — 0.6%
Advanced Energy Industries, Inc.*	2,466	184,876
Encore Wire Corp.	1,278	59,555
EnerSys	3,171	219,084

The accompanying notes are an integral part of the portfolio of investments.

General Cable Corp.	4,266	91,719
Insteel Industries, Inc.	1,233	33,969
Littelfuse, Inc.	3,589	728,208
ShotSpotter, Inc.*	17,539	228,182
SPX Corp.*	4,521	144,175
		1,689,768
Electronics — 2.3%
Brady Corp., Class A	2,928	114,485
Coherent, Inc.*	1,014	296,047
Conn's, Inc.*	15,100	466,590
ESCO Technologies, Inc.	10,293	672,648
FARO Technologies, Inc.*	12,156	635,759
II-VI, Inc.*	3,812	180,689
Itron, Inc.*	4,655	300,015
Ituran Location and Control Ltd.	21,711	772,912
Methode Electronics, Inc.	2,476	116,620
Napco Security Technologies, Inc.*	51,080	510,800
OSI Systems, Inc.*	4,266	369,692
Plexus Corp.*	2,641	165,089
Rogers Corp.*	5,373	865,590
Sanmina Corp.*	6,648	226,032
TTM Technologies, Inc.*	8,548	139,589
ZAGG, Inc.*	39,288	803,440
		6,635,997
Energy-Alternate Sources — 0.4%
Green Plains, Inc.	3,277	55,217
Hydrogenics Corp.*	39,346	383,623
REX American Resources Corp.*	893	81,745
SolarEdge Technologies, Inc.*	17,763	646,573
		1,167,158
Engineering & Construction — 2.6%
Aegion Corp.*	17,062	471,423
Comfort Systems USA, Inc.	4,006	172,058
Dycom Industries, Inc.*	9,470	1,016,794
EMCOR Group, Inc.	4,741	382,931
Exponent, Inc.	1,390	104,945
Granite Construction, Inc.	11,235	745,667
MasTec, Inc.*	14,179	635,928
MYR Group, Inc.*	4,168	148,214
NV5 Global, Inc.*	26,324	1,459,666
Primoris Services Corp.	18,296	512,105
Sterling Construction Co., Inc.*	52,710	903,976
TopBuild Corp.*	12,728	865,377
		7,419,084

Entertainment — 1.5%
Eldorado Resorts, Inc.*	20,474	626,504
Golden Entertainment, Inc.*	9,027	309,807
International Speedway Corp., Class A	25,822	1,065,157
National CineMedia, Inc.	76,930	480,813
Pinnacle Entertainment, Inc.*	3,069	94,157
Pinnacle Financial Partners, Inc.	10,376	712,312
Red Rock Resorts, Inc., Class A	19,197	592,228
Scientific Games Corp., Class A*	6,167	324,693
		4,205,671
Environmental Control — 0.2%
Casella Waste Systems, Inc., Class A*	15,678	334,255
Tetra Tech, Inc.	3,198	159,900
		494,155
Food — 1.0%
B&G Foods, Inc.	4,803	185,876
Calavo Growers, Inc.	3,686	281,610
Cal-Maine Foods, Inc.*	1,158	57,611
Darling Ingredients, Inc.*	8,943	160,527
Dave & Buster's Entertainment, Inc.*	5,243	278,036
DineEquity, Inc.	3,392	155,591
Ingles Markets, Inc., Class A	32,020	888,555
J&J Snack Foods Corp.	681	102,906
Lifeway Foods, Inc.*	31,140	317,005
Sanderson Farms, Inc.	1,371	232,645
Snyder's-Lance, Inc.	3,587	138,745
		2,799,107
Forest Products & Paper — 0.1%

The accompanying notes are an integral part of the portfolio of investments.

Clearwater Paper Corp.*	1,300	61,685
Neenah Paper, Inc.	743	66,424
PH Glatfelter Co.	4,331	90,041
		218,150
Gas — 0.3%
New Jersey Resources Corp.	2,340	104,364
Northwest Natural Gas Co.	2,390	165,269
South Jersey Industries, Inc.	4,502	152,438
Southwest Gas Holdings, Inc.	1,612	138,535
Spire, Inc.	5,337	438,968
		999,574
Hand / Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,615	74,774
Hardinge, Inc.	52,350	893,091
		967,865
Healthcare-Products — 4.7%
Abaxis, Inc.	1,761	85,831

ABIOMED, Inc.*	1,897	369,611
Alpha Pro Tech Ltd.*	44,141	178,771
Aratana Therapeutics, Inc.*	22,890	133,907
AxoGen, Inc.*	29,514	788,024
Axon Enterprise, Inc.*	5,340	132,859
BioLife Solutions, Inc.*	66,598	378,943
Cantel Medical Corp.	1,814	193,155
CRH Medical Corp.*	211,890	402,591
CryoLife, Inc.*	11,523	234,493
Cutera, Inc.*	11,695	480,080
Haemonetics Corp.*	3,260	188,428
ICU Medical, Inc.*	578	123,345
Inogen, Inc.*	5,307	683,223
Integra LifeSciences Holdings Corp.*	13,008	632,449
Intersect ENT, Inc.*	6,189	189,074
Invacare Corp.	5,623	98,684
Invuity, Inc.*	54,584	425,755
iRadimed Corp.*	31,317	436,872
iRhythm Technologies, Inc.*	21,018	1,166,499
LeMaitre Vascular, Inc.	5,784	190,467
Masimo Corp.*	3,409	302,856
Merit Medical Systems, Inc.*	15,643	679,688
MiMedx Group, Inc.*	5,571	64,456
Novocure Ltd.*	35,073	675,155
NuVasive, Inc.*	2,621	151,205
Obalon Therapeutics, Inc.*	34,321	282,462
OraSure Technologies, Inc.*	32,734	541,748
Orthofix International N.V.*	4,441	240,791
Repligen Corp.*	15,717	557,168
Sientra, Inc.*	16,090	229,122
Tactile Systems Technology, Inc.*	42,406	1,264,971
ViewRay, Inc.*	26,951	259,538
West Pharmaceutical Services, Inc.	8,536	853,002
		13,615,223
Healthcare-Services — 0.9%
Amedisys, Inc.*	2,217	119,718
Chemed Corp.	621	152,729
Community Health Systems, Inc.*	9,435	42,929
eHealth, Inc.*	18,831	431,983
Ensign Group, Inc., (The)	2,070	50,239
LHC Group, Inc.*	2,720	178,894
Magellan Health, Inc.*	2,346	198,237
Natera, Inc.*	27,531	267,877

OrthoPediatrics Corp.*	20,663	410,987
Providence Service Corp., (The)*	2,212	133,914
Psychemedics Corp.	22,388	412,611
Tivity Health, Inc.*	6,717	247,186

US Physical Therapy, Inc.	1,232	89,998
		2,737,302
Home Builders — 1.2%
Cavco Industries, Inc.*	2,512	384,713
Installed Building Products, Inc.*	8,531	657,313
Meritage Homes Corp.*	3,035	166,773
PICO Holdings, Inc.	49,348	646,459
TRI Pointe Group, Inc.*	15,379	278,667

The accompanying notes are an integral part of the portfolio of investments.

William Lyon Homes, Class A*	10,390	310,038
Winnebago Industries, Inc.	18,047	988,073
		3,432,036
Home Furnishings — 0.7%
American Woodmark Corp.*	1,043	103,883
EnviroStar, Inc.	12,357	347,232
Ethan Allen Interiors, Inc.	1,908	56,095
Floor & Decor Holdings, Inc., Class A*	13,074	530,674
Hooker Furniture Corp.	8,270	413,500
iRobot Corp.*	968	66,424
RH*	2,622	265,845
Universal Electronics, Inc.*	2,113	112,200
		1,895,853
Household Products / Wares — 0.7%
Acme United Corp.	11,359	256,986
Lifetime Brands, Inc.	36,190	655,039
SodaStream International Ltd.*	8,037	565,644
Toro Co., (The)	5,348	348,957
WD-40 Co.	995	118,803
		1,945,429
Insurance — 2.2%
American Equity Investment Life Holding Co.	11,107	352,425
American National Insurance Co.	3,950	495,133
Atlas Financial Holdings, Inc.*	50,347	1,006,940
Employers Holdings, Inc.	3,729	182,721
HCI Group, Inc.	905	27,213
Heritage Insurance Holdings, Inc.	40,500	728,190
Horace Mann Educators Corp.	2,570	120,019
Infinity Property & Casualty Corp.	1,346	145,099
Kinsale Capital Group, Inc.	5,841	260,450
Maiden Holdings Ltd.	5,637	36,641
NMI Holdings, Inc., Class A*	25,160	428,978
ProAssurance Corp.	2,565	158,645
RLI Corp.	1,478	88,281
Safety Insurance Group, Inc.	1,702	140,160
Selective Insurance Group, Inc.	3,866	236,599
White Mountains Insurance Group Ltd.	2,358	2,100,954
		6,508,448
Internet — 2.9%
8x8, Inc.*	4,788	67,511
Blucora, Inc.*	3,569	73,343
Boingo Wireless, Inc.*	68,789	1,699,088
Cars.com, Inc.*	48,100	1,165,944
ePlus, Inc.*	6,736	546,963
Etsy, Inc.*	15,275	251,426
ForeScout Technologies, Inc.*	9,755	235,291
HealthStream, Inc.*	2,625	62,423
magicJack VocalTec Ltd.*	116,440	972,274
Mimecast Ltd.*	23,655	719,112
New Media Investment Group, Inc.	4,294	74,544
NIC, Inc.	3,334	55,344
PC-Tel, Inc.	44,392	325,837
Q2 Holdings, Inc.*	8,100	338,985
Stamps.com, Inc.*	1,004	169,074
Syntel, Inc.*	20,809	532,918
Trade Desk, Inc., (The), Class A*	7,896	388,009
Wix.com Ltd.*	4,323	237,333
Zendesk, Inc.*	14,716	494,605
		8,410,024
Investment Companies — 1.3%
Acacia Research Corp.*	122,140	512,988
Cannae Holdings, Inc.*	104,185	1,897,209
Capital Southwest Corp.	34,226	581,842
PennantPark Floating Rate Capital Ltd.	46,217	646,576
		3,638,615
Iron / Steel — 0.0%
AK Steel Holding Corp.*	14,144	68,881
Leisure Time — 1.2%
Callaway Golf Co.	37,359	542,079
Camping World Holdings, Inc., Class A	12,135	562,579
Century Casinos, Inc.*	34,026	307,935
Lindblad Expeditions Holdings, Inc.*	51,954	533,048

The accompanying notes are an integral part of the portfolio of investments.

Malibu Boats, Inc., Class A*	18,529	579,217
MCBC Holdings, Inc.*	13,881	327,592
Planet Fitness, Inc., Class A	21,503	696,052
		3,548,502
Lodging — 0.6%
Belmond Ltd., Class A*	10,812	134,069
Boyd Gaming Corp.	23,497	749,319
Civeo Corp.*	46,425	97,028
ILG, Inc.	8,186	229,945
La Quinta Holdings, Inc.*	5,460	97,243
Marcus Corp., (The)	9,193	258,323
Monarch Casino & Resort, Inc.*	3,270	153,461
		1,719,388
Machinery-Diversified — 3.4%
Albany International Corp., Class A	1,126	72,852
Altra Industrial Motion Corp.	4,568	222,005
Applied Industrial Technologies, Inc.	1,045	66,828
ASV Holdings, Inc.*	47,090	376,249
Blackline, Inc.*	15,277	560,208
Chart Industries, Inc.*	2,562	124,718
Columbus McKinnon Corp.	25,740	1,028,056
Energy Recovery, Inc.*	30,910	347,119
Exterran Corp.*	9,341	286,208
Hurco Cos, Inc.	16,900	753,740
Kadant, Inc.	8,146	833,336
Manitex International, Inc.*	92,010	764,603
NN, Inc.	41,704	1,165,627
Nova Measuring Instruments Ltd.*	8,486	235,996
SPX FLOW, Inc.*	10,543	472,010
Tennant Co.	1,504	98,963
Twin Disc, Inc.*	64,754	1,819,587
Welbilt, Inc.*	23,241	521,528
		9,749,633
Media — 0.1%
EW Scripps Co., (The), Class A*	5,671	85,462
Gannett Co., Inc.	8,195	93,915
Scholastic Corp.	1,251	51,441
TiVo Corp.	7,248	129,014
		359,832
Metal Fabricate/Hardware — 0.7%
CIRCOR International, Inc.	889	43,063
Haynes International, Inc.	19,234	616,257
Lawson Products, Inc.*	13,438	346,029
Mueller Industries, Inc.	4,223	153,717
Northwest Pipe Co.*	40,030	729,747
Quanex Building Products Corp.	1,750	38,325
TimkenSteel Corp.*	8,182	123,548
		2,050,686
Mining — 0.9%
A-Mark Precious Metals, Inc.	22,692	337,203
Century Aluminum Co.*	18,637	246,940
Compass Minerals International, Inc.	7,580	528,705
Ensco, Class A, PLC	41,062	220,503
Kaiser Aluminum Corp.	1,039	100,638
Materion Corp.	1,920	93,888
ProPetro Holding Corp.*	13,043	244,817

United States Lime & Minerals, Inc.	4,143	353,605
US Silica Holdings, Inc.	17,709	587,408
		2,713,707
Miscellaneous Manufacturing — 2.5%
Accuray, Inc.*	71,520	368,328
Actuant Corp., Class A	1,678	44,299
Boise Cascade Co.	3,023	116,385
Core Molding Technologies, Inc.	16,333	351,486
CryoPort, Inc.*	17,132	121,809
Electro Scientific Industries, Inc.*	16,214	388,001
EnPro Industries, Inc.	2,498	215,752
Fabrinet*	3,054	97,453
Federal Signal Corp.	15,695	337,442
FreightCar America, Inc.	32,182	539,692
GMS, Inc.*	9,298	346,908
Harsco Corp.*	14,378	259,523

The accompanying notes are an integral part of the portfolio of investments.

Hillenbrand, Inc.	2,960	134,828
Iteris, Inc.*	34,188	219,145
John Bean Technologies Corp.	7,430	889,743
Kornit Digital Ltd.*	16,861	300,126
LCI Industries	1,629	213,236
Nautilus, Inc.*	1,011	13,244
Proto Labs, Inc.*	1,026	98,701
Pure Storage, Inc., Class A*	30,766	568,556
Raven Industries, Inc.	7,875	300,825
Sleep Number Corp.*	32,263	1,135,335
Sturm Ruger & Co., Inc.	968	52,998
		7,113,815
Office Furnishings — 0.0%
Interface, Inc.	3,053	76,172
Oil & Gas — 1.5%
Bill Barrett Corp.*	13,256	77,548
Carrizo Oil & Gas, Inc.*	2,234	43,183
Denbury Resources, Inc.*	47,546	83,205
Evolution Petroleum Corp.	31,294	219,058
Gran Tierra Energy, Inc.*	92,840	208,890
Matador Resources Co.*	19,053	544,916
Murphy USA, Inc.*	21,975	1,732,729
PBF Energy, Inc., Class A	20,670	669,088
PDC Energy, Inc.*	2,353	108,120
QEP Resources, Inc.*	20,000	193,200
Ring Energy, Inc.*	17,143	243,088
SRC Energy, Inc.*	19,542	171,188
Unit Corp.*	4,358	93,218
		4,387,431
Oil & Gas Services — 0.6%
Archrock, Inc.	5,529	52,525
Bristow Group, Inc.	6,128	89,224
Flotek Industries, Inc.*	8,596	40,573
Helix Energy Solutions Group, Inc.*	17,356	115,417
Natural Gas Services Group, Inc.*	20,660	526,830
Profire Energy, Inc.*	226,900	410,689
Solaris Oilfield Infrastructure, Inc., Class A*	25,843	418,657
		1,653,915
Packaging & Containers — 0.0%
KapStone Paper and Packaging Corp.	4,714	104,792
Multi-Color Corp.	610	46,665
		151,457
Pharmaceuticals — 3.4%
Aclaris Therapeutics, Inc.*	15,590	369,639
Adamas Pharmaceuticals, Inc.*	11,256	418,160
Adamis Pharmaceuticals Corp.*	27,646	105,055
Adaptimmune Therapeutics PLC, ADR*	38,748	320,833
Aerie Pharmaceuticals, Inc.*	4,237	272,227
Anika Therapeutics, Inc.*	1,077	59,364
Array BioPharma, Inc.*	69,036	776,655
Catalent, Inc.*	12,561	499,802
Catalyst Pharmaceuticals, Inc.*	54,306	233,516
Chimerix, Inc.*	34,364	153,607
Clementia Pharmaceuticals, Inc.*	20,854	331,370
Collegium Pharmaceutical, Inc.*	22,029	380,220
Depomed, Inc.*	10,628	72,908
Diplomat Pharmacy, Inc.*	4,301	76,988
Dova Pharmaceuticals, Inc.*	10,224	305,391
Edge Therapeutics, Inc.*	9,964	100,636
Emergent BioSolutions, Inc.*	3,096	136,007
Enanta Pharmaceuticals, Inc.*	4,093	203,258
Foamix Pharmaceuticals Ltd.*	28,035	159,519
Global Blood Therapeutics, Inc.*	8,763	345,700
Ignyta, Inc.*	33,737	553,287
Impax Laboratories, Inc.*	6,603	109,940
Imprimis Pharmaceuticals, Inc.*	59,000	100,890
Innoviva, Inc.*	9,226	121,045
Juno Therapeutics, Inc.*	9,029	493,164
Kindred Biosciences, Inc.*	29,218	223,518
Lannett Co., Inc.*	1,772	46,869
MyoKardia, Inc.*	8,084	297,087
Nature's Sunshine Products, Inc.	19,746	253,736

The accompanying notes are an integral part of the portfolio of investments.

Nektar Therapeutics*	11,411	616,080
Neogen Corp.*	1,733	145,399
Optinose, Inc.*	11,852	226,255
PharMerica Corp.*	1,789	52,329
Phibro Animal Health Corp., Class A	2,922	101,393
Prestige Brands Holdings, Inc.*	4,121	186,269
Progenics Pharmaceuticals, Inc.*	6,874	39,732
Savara, Inc.*	19,949	258,340
Synergy Pharmaceuticals, Inc.*	89,319	185,784
Ultragenyx Pharmaceutical, Inc.*	5,425	273,908
Zogenix, Inc.*	6,601	256,449
		9,862,329
Real Estate — 0.3%
Bluegreen Vacations Corp.*	15,591	257,719
HFF, Inc., Class A	2,032	91,724
Marcus & Millichap, Inc.*	12,454	398,030
		747,473
REITS — 1.2%
Agree Realty Corp.	1,641	81,131
Armada Hoffler Properties, Inc.	2,508	38,749
CareTrust REIT, Inc.	3,664	66,758
Cedar Realty Trust, Inc.	9,625	57,461
Chatham Lodging Trust	1,795	40,729
CoreSite Realty Corp.	1,355	153,765
DiamondRock Hospitality Co.	8,155	91,254
EastGroup Properties, Inc.	2,590	243,667
Franklin Street Properties Corp.	4,281	46,620
GEO Group, Inc., (The)	10,642	282,439
Getty Realty Corp.	6,147	174,944
Government Properties Income Trust	6,612	123,314
Healthcare Realty Trust, Inc.	7,137	233,879
Hersha Hospitality Trust	3,833	67,269
Lexington Realty Trust	12,112	126,692
LTC Properties, Inc.	3,774	173,000
Medical Properties Trust, Inc.	5,867	80,319
Monmouth Real Estate Investment Corp.	20,094	358,879
PS Business Parks, Inc.	1,242	164,640
Ramco-Gershenson Properties Trust	9,150	131,852
Retail Opportunity Investments Corp.	3,666	71,744
Sabra Health Care REIT, Inc.	8,635	166,137
Summit Hotel Properties, Inc.	6,963	105,211
Universal Health Realty Income Trust	3,063	229,296
Urstadt Biddle Properties, Inc., Class A	5,810	137,813
		3,447,562
Retail — 4.6%
Abercrombie & Fitch Co., Class A	5,117	88,831
Asbury Automotive Group, Inc.*	15,883	1,045,101
Big 5 Sporting Goods Corp.	88,974	671,754
Biglari Holdings, Inc.*	2,200	754,600
BMC Stock Holdings, Inc.*	12,603	291,129
Bob Evans Farms, Inc.	7,911	617,374
Boot Barn Holdings, Inc.*	29,578	438,050
Buckle, Inc., (The)	4,527	100,726
Build-A-Bear Workshop, Inc.*	67,900	556,780
Casey's General Stores, Inc.	1,888	227,976
Cato Corp., (The), Class A	5,911	93,276
Children's Place, Inc., (The)	1,027	136,488
Chuy's Holdings, Inc.*	4,399	109,535
Core-Mark Holding Co, Inc.	3,025	100,309
Cracker Barrel Old Country Store, Inc.	790	123,501
Express, Inc.*	20,245	197,186
EZCORP, Inc., Class A*	6,969	83,976
FirstCash, Inc.	2,930	197,482
Five Below, Inc.*	3,696	228,413
Freshpet, Inc.*	29,200	554,800
Funko, Inc., Class A*	16,094	142,915
Genesco, Inc.*	4,461	138,737
Group 1 Automotive, Inc.	953	77,222
Guess, Inc.	6,372	105,138
Haverty Furniture Cos, Inc.	1,463	35,331
Hibbett Sports, Inc.*	6,047	120,638
Ingevity Corp.*	2,186	173,984

The accompanying notes are an integral part of the portfolio of investments.

J Alexander's Holdings, Inc.*	43,816	444,732
Liberty Expedia Holdings, Inc., Class A*	28,940	1,304,615
Lumber Liquidators Holdings, Inc.*	10,772	305,386
MarineMax, Inc.*	4,583	97,847
Ollie's Bargain Outlet Holdings, Inc.*	10,294	488,450
Papa John's International, Inc.	1,043	60,974
PC Connection, Inc.	19,780	542,170
PCM, Inc.*	48,430	477,036
PetMed Express, Inc.	3,582	140,952
Red Robin Gourmet Burgers, Inc.*	1,719	90,076
Regis Corp.*	8,392	133,852
Shoe Carnival, Inc.	1,799	48,177
Tailored Brands, Inc.	6,230	105,038
Texas Roadhouse, Inc.	2,804	143,200
Vera Bradley, Inc.*	746	6,602
Wingstop, Inc.	16,866	660,979
Winmark Corp.	2,588	343,945
World Fuel Services Corp.	17,960	504,137
Zumiez, Inc.*	3,678	80,180
		13,389,600
Savings & Loans — 1.1%
BofI Holding, Inc.*	3,461	95,662
Brookline Bancorp, Inc.	9,875	158,988
Dime Community Bancshares, Inc.	9,211	203,103
FS Bancorp, Inc.	8,130	463,410
Meta Financial Group, Inc.	13,883	1,304,308
Sterling Bancorp	38,122	966,393
		3,191,864
Semiconductors — 4.1%
Adesto Technologies Corp.*	45,391	372,206
Amtech Systems, Inc.*	86,215	851,804
Axcelis Technologies, Inc.*	11,273	360,736
AXT, Inc.*	123,642	1,193,145
Cabot Microelectronics Corp.	1,581	152,282
Cavium, Inc.*	567	48,467
CEVA, Inc.*	4,828	229,330
Cirrus Logic, Inc.*	3,525	194,721
Cohu, Inc.	34,300	780,668
Ichor Holdings Ltd.*	21,246	603,599
KEMET Corp.*	12,754	196,667
Kulicke & Soffa Industries, Inc.*	6,419	159,384
Magnachip Semiconductor Corp.*	25,535	312,804
Microsemi Corp.*	4,990	263,722
MKS Instruments, Inc.	1,371	129,285
Monolithic Power Systems, Inc.	6,902	816,852
NVE Corp.	5,577	466,349
Photronics, Inc.*	6,424	61,992
Power Integrations, Inc.	10,093	792,301
Rambus, Inc.*	3,550	52,540
Rudolph Technologies, Inc.*	22,730	552,339
Semtech Corp.*	5,218	177,673
Silicon Laboratories, Inc.*	5,820	530,202
SMART Global Holdings, Inc.*	27,646	829,104
Tower Semiconductor Ltd.*	15,972	562,374
Ultra Clean Holdings, Inc.*	21,180	444,356
Xcerra Corp.*	73,050	723,926
Xperi Corp.	3,117	60,158
		11,918,986
Software — 7.4%
Altair Engineering, Inc., Class A*	13,530	302,937
Alteryx, Inc., Class A*	19,704	491,812
Amber Road, Inc.*	47,052	345,362
American Software, Inc., Class A	29,780	384,460
Apptio, Inc., Class A*	57,810	1,289,741
Asure Software, Inc.*	81,375	1,168,545
Blackbaud, Inc.	2,160	212,652
Bottomline Technologies de, Inc.*	2,442	81,392
Box, Inc., Class A*	25,816	542,910
BroadSoft, Inc.*	10,624	584,320
Callidus Software, Inc.*	18,800	550,370
Castlight Health, Inc., Class B*	80,483	313,884
Computer Programs & Systems, Inc.	33,006	1,000,082

The accompanying notes are an integral part of the portfolio of investments.

Control4 Corp.*	8,461	281,244
CSG Systems International, Inc.	28,178	1,293,088
Ebix, Inc.	2,006	155,064
Everbridge, Inc.*	40,508	1,073,462
Five9, Inc.*	34,226	838,879
InnerWorkings, Inc.*	62,390	676,932
Instructure, Inc.*	14,674	509,922
j2 Global, Inc.	1,848	139,450
LivePerson, Inc.*	9,192	102,031
Manhattan Associates, Inc.*	3,298	146,266
ManTech International Corp., Class A	12,660	645,407
Materialise NV, ADR*	14,654	213,948
Medidata Solutions, Inc.*	2,714	180,861
Mitel Networks Corp.*	150,330	1,175,581
MiX Telematics Ltd., ADR	19,919	234,247
MuleSoft, Inc., Class A*	21,394	490,992
Omnicell, Inc.*	13,003	681,357
Progress Software Corp.	5,306	219,350
QAD, Inc., Class A	21,362	786,122
Quality Systems, Inc.*	3,902	56,306
SharpSpring, Inc.*	41,925	182,793
Simulations Plus, Inc.	46,236	718,970
SYNNEX Corp.	1,652	225,002
Tabula Rasa HealthCare, Inc.*	22,447	778,686
Take-Two Interactive Software, Inc.*	3,989	444,973
Talend S.A., ADR*	12,758	509,937
Upland Software, Inc.*	12,302	288,359
Virtusa Corp.*	25,726	1,192,400
		21,510,096
Telecommunications — 3.1%
ADTRAN, Inc.	5,633	130,122
AMC Networks, Inc., Class A*	9,290	478,807
ATN International, Inc.	13,496	806,521
CalAmp Corp.*	4,959	113,313
Cincinnati Bell, Inc.*	4,038	87,625
Comtech Telecommunications Corp.	49,770	1,078,516
Consolidated Communications Holdings, Inc.	5,248	74,207
Entercom Communications Corp., Class A	29,180	338,488
GTT Communications, Inc.*	21,118	854,223
Internap Corp.*	16,601	295,664
Iridium Communications, Inc.*	9,628	118,906
LogMeIn, Inc.	1,382	164,458
NETGEAR, Inc.*	2,616	134,724
ORBCOMM, Inc.*	108,975	1,172,571
QuinStreet, Inc.*	24,554	262,482
RADCOM Ltd.*	29,051	582,473
Silicom Ltd.	8,760	636,151
Spok Holdings, Inc.	2,420	42,350
Telephone & Data Systems, Inc.	21,703	600,956
Viavi Solutions, Inc.*	23,640	221,507
Vonage Holdings Corp.*	69,742	709,973
		8,904,037
Textiles — 0.7%
UniFirst Corp.	11,746	1,920,471
Transportation — 3.1%
Aegean Marine Petroleum Network, Inc.	55,422	221,688
Air Transport Services Group, Inc.*	62,185	1,507,986
ArcBest Corp.	4,606	174,337
Atlas Air Worldwide Holdings, Inc.*	12,153	701,836
Covenant Transportation Group, Inc., Class A*	15,255	457,040
Echo Global Logistics, Inc.*	4,834	130,518
Forward Air Corp.	15,102	859,304
Heartland Express, Inc.	8,734	199,484
Knight-Swift Transportation Holdings, Inc.	3,275	139,777
Marten Transport Ltd.	32,646	657,817
Modine Manufacturing Co.*	23,228	531,921
PAM Transportation Services, Inc.*	29,650	1,137,967
Radiant Logistics, Inc.*	68,987	331,827
Saia, Inc.*	19,852	1,306,262
Schneider National, Inc., Class B	11,046	289,736
Stoneridge, Inc.*	13,008	296,843
		8,944,343

The accompanying notes are an integral part of the portfolio of investments.

Trucking & Leasing — 0.1%
Greenbrier Cos, Inc., (The)	3,222	161,100
Water — 0.1%
American States Water Co.	1,758	101,419
California Water Service Group	1,969	89,787
		191,206
TOTAL COMMON STOCKS
(Cost $198,463,016)		270,634,711
SHORT TERM INVESTMENTS - 6.4%
STIT-Treasury Portfolio, 0.98% (a)	18,639,499	18,639,499
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,639,499)		18,639,499
TOTAL INVESTMENTS - 99.9%
(Cost $217,102,515)		289,274,210
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		405,065
NET ASSETS - 100.0%		$289,679,275

*	Non-income producing security.

**	The cost basis of investments for federal income tax purposes at November 30, 2017 was as follows*:

Cost of investments	$217,102,515
Gross unrealized appreciation	$77,030,374
Gross unrealized (depreciation)	(4,858,678)
Net unrealized appreciation (depreciation)	$72,171,695

*	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

(a)	Seven-day yield as of November 30, 2017

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

 The accompanying notes are an integral part of the portfolio of investments.

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments

November 30, 2017

(Unaudited)

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Funds' investments carried at fair value:

		Level 1	Level 2	Level 3

	Total Value	Quoted Price	Other Significant Observable Inputs	Significant Unobservable Inputs
Common Stocks	$270,634,711	$270,634,711	$-	$-
Short-Term Investments	$18,639,499	$18,639,499	-	-
Total Investments*	$289,274,210	$289,274,210	$-	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS—97.4%
COMMERCIAL SERVICES—4.9%
Etsy, Inc.*	55,642	$915,867
Insperity, Inc.	10,689	1,260,233
KAR Auction Services, Inc.	18,483	930,989
On Assignment, Inc.*	14,102	901,964
RPX Corp.	40,045	528,194
SP Plus Corp.*	23,075	904,540
Travelport Worldwide Ltd.	6,988	93,569
		5,535,356
COMMUNICATIONS—0.3%
TIM Participacoes SA, ADR	16,101	288,852

CONSUMER DURABLES—3.6%
Beazer Homes USA, Inc.*	11,399	241,203
KB Home	35,357	1,108,796
MDC Holdings, Inc.	25,185	902,127
Taylor Morrison Home Corp., Class A*	55,781	1,347,669
William Lyon Homes, Class A*	15,556	464,191
		4,063,986
CONSUMER NON-DURABLES—3.1%
Crocs, Inc.*	89,005	972,825
Leucadia National Corp.	28,600	752,466
Pinnacle Foods, Inc.	13,666	795,771
Skechers U.S.A., Inc., Class A*	24,389	856,054
		3,377,116
CONSUMER SERVICES—5.3%
Caesars Entertainment Corp.*	81,061	1,074,058
Churchill Downs, Inc.	4,450	1,045,750
Everi Holdings, Inc.*	12,138	98,925
International Game Technology PLC	35,492	975,675
Liberty TripAdvisor Holdings, Inc., Class A*	45,436	424,827
Penn National Gaming, Inc.*	48,723	1,401,273
ServiceMaster Global Holdings, Inc.*	18,283	893,673
		5,914,181
DISTRIBUTION SERVICES—1.6%
HD Supply Holdings, Inc.*	23,800	880,124
Versum Materials, Inc.	23,471	901,286
		1,781,410
ELECTRONIC TECHNOLOGY—8.0%
Advanced Energy Industries, Inc.*	13,301	997,176
Axcelis Technologies, Inc.*	30,587	978,784
Brooks Automation, Inc.	52,697	1,311,628
Electro Scientific Industries, Inc.*	42,549	1,018,198
Entegris, Inc.	31,854	965,176
Itron, Inc.*	12,008	773,916
Nova Measuring Instruments Ltd.*	8,180	227,486
Orbotech Ltd.*	16,383	829,963
Rogers Corp.*	7,432	1,197,295
SMART Global Holdings, Inc.*	14,244	427,178
		8,726,800
ENERGY MINERALS—2.6%
Cloud Peak Energy, Inc.*	94,719	392,137
HollyFrontier Corp.	25,888	1,151,498
QEP Resources, Inc.*	133,340	1,288,064
		2,831,699
FINANCE—23.5%
BGC Partners, Inc., Class A	70,866	1,157,242
Cannae Holdings, Inc.*	36,143	658,164
CNO Financial Group, Inc.	46,170	1,163,946
eHealth, Inc.*	50,515	1,158,814
Employers Holdings, Inc.	10,517	515,333
ePlus, Inc.*	10,120	821,744

The accompanying notes are an integral part of the portfolio of investments.

1

Evercore, Inc., Class A	12,980	1,127,313
Fanhua, Inc., SP ADR	3,043	65,546
Financial Engines, Inc.	15,534	433,399
First American Financial Corp.	14,776	821,398
First BanCorp Puerto Rico*	151,686	755,396
Green Bancorp, Inc.*	4,760	106,624
Hamilton Lane, Inc., Class A	16,325	562,723
Houlihan Lokey, Inc., Class A	20,997	937,306
Infinity Property & Casualty Corp.	3,464	373,419
Interactive Brokers Group, Inc., Class A	24,307	1,386,957
Investment Technology Group, Inc.	55,958	1,006,684
Jupai Holdings Ltd., ADR	56,127	991,764
Legg Mason, Inc.	26,000	1,038,960
LPL Financial Holdings, Inc.	26,444	1,370,857
McGrath RentCorp	21,209	1,013,790
MGIC Investment Corp.*	79,247	1,158,591
OM Asset Management PLC	64,525	1,058,210
PHH Corp.*	71,716	814,694
Piper Jaffray Companies	17,727	1,392,456
Reinsurance Group of America, Inc.	4,521	732,628
Ryder System, Inc.	13,403	1,105,479
Triton International Ltd.	29,910	1,183,539
Voya Financial, Inc.	20,400	901,680
		25,814,656
HEALTH SERVICES—0.1%
China Cord Blood Corp.*	13,582	148,995

HEALTH TECHNOLOGY—9.4%
Cutera, Inc.*	6,419	263,500
Cymabay Therapeutics, Inc.*	34,748	300,918
CytomX Therapeutics, Inc.*	7,040	145,728
Exelixis, Inc.*	50,485	1,367,134
Genomic Health, Inc.*	32,091	972,036
Haemonetics Corp.*	7,133	412,287
ICON PLC*	5,901	689,296
Ignyta, Inc.*	52,144	855,162
Lantheus Holdings, Inc.*	17,686	396,166
Madrigal Pharmaceuticals, Inc.*	239	12,031
Ophthotech Corp.*	33,120	103,997
PerkinElmer, Inc.	9,915	730,537
PTC Therapeutics, Inc.*	31,208	497,768
QIAGEN NV*	23,055	735,455
Retrophin, Inc.*	42,099	948,911
Sangamo Therapeutics, Inc.*	70,653	1,144,579
uniQure NV*	39,209	593,624
Verastem, Inc.*	9,946	41,873
Versartis, Inc.*	56,654	110,475
		10,321,477
INDUSTRIAL SERVICES—2.0%
Casella Waste Systems, Inc., Class A*	3,203	68,288
Exponent, Inc.	8,776	662,588
Goldfield Corp., (The)*	235	1,022
Primoris Services Corp.	18,380	514,456
Quanta Services, Inc.*	22,065	836,264
		2,082,618
NON-ENERGY MINERALS—3.2%
Alcoa Corp.*	20,018	830,947
Boise Cascade Co.	29,861	1,149,648
Constellium NV, Class A*	44,176	468,266
Louisiana-Pacific Corp.*	39,525	1,091,285
		3,540,146
PROCESS INDUSTRIES—6.0%
AdvanSix, Inc.*	4,485	193,079
Cabot Microelectronics Corp.	8,367	805,909
Chemours Co., (The)	26,300	1,351,820
Daqo New Energy Corp., ADR*	25,751	1,405,490
Ingevity Corp.*	6,207	494,015
Koppers Holdings, Inc.*	25,840	1,289,416
Trinseo SA	15,239	1,124,638
6,664,367

The accompanying notes are an integral part of the portfolio of investments.

2

PRODUCER MANUFACTURING—9.0%
Alamo Group, Inc.	10,186	1,201,439
Allison Transmission Holdings, Inc.	24,677	1,012,744
BMC Stock Holdings, Inc.*	41,064	948,578
Builders FirstSource, Inc.*	49,558	1,010,983
Canadian Solar, Inc.*	53,506	961,503
Continental Building Products, Inc.*	34,965	975,524
Harsco Corp.*	6,516	117,614
Meritor, Inc.*	40,600	1,014,188
PGT Innovations, Inc.*	2,178	35,610
TopBuild Corp.*	15,250	1,036,847
TriMas Corp.*	20,880	540,792
Visteon Corp.*	7,800	1,027,182
		9,883,004
RETAIL TRADE—2.8%
Camping World Holdings, Inc., Class A	26,231	1,216,069
GMS, Inc.*	27,148	1,012,892
Vipshop Holdings Ltd., ADR*	111,600	918,468
		3,147,429
TECHNOLOGY SERVICES—10.0%
AppFolio, Inc., Class A*	22,905	988,351
Imperva, Inc.*	13,000	536,250
LogMeIn, Inc.	7,286	867,034
Momo, Inc., SP ADR*	33,129	795,096
Rubicon Project, Inc., (The)*	27,472	49,450
Shutterfly, Inc.*	21,036	929,370
SINA Corp/China*	9,195	898,995
Sohu.com, Inc.*	19,058	922,217
TriNet Group, Inc.*	27,090	1,212,548
Varonis Systems, Inc.*	23,856	1,199,957
Yirendai Ltd., ADR	30,264	1,206,323
YY, Inc., ADR*	13,768	1,420,720
		11,026,311
TRANSPORTATION—0.8%
YRC Worldwide, Inc.*	70,625	870,100

UTILITIES—1.2%
Pampa Energia SA, SP ADR*	15,334	977,082
SJW Group	5,188	353,458
		1,330,540
TOTAL COMMON STOCKS
(Cost $95,585,521)		107,349,043
SHORT-TERM INVESTMENTS—2.2%
Fidelity Investments Money Market Funds - Government Portfolio, 0.97%		2,411,788
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,411,788)		2,411,788
TOTAL INVESTMENTS—99.6%
(Cost $97,997,309)		109,760,831
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		404,745
NET ASSETS—100.0%		$110,165,576

*	Non-income producing security.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SP ADR - Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Fair Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$107,349,043	$107,349,043	$-	$-
Short-Term Investments	2,411,788	2,411,788	-	-
Total Investments*	$109,760,831	$109,760,831	$-	$-

*	See Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017, the Fund had no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

	Number of Shares	Value
COMMON STOCKS—96.6%
Basic Industries—8.0%
Ferro Corp.*	102,791	$2,605,752
Graphic Packaging Holding Co.(a)	430,615	6,592,716
Innophos Holdings, Inc.	78,195	3,622,774
Orchids Paper Products Co.(a)	105,084	1,430,193
Orion Engineered Carbons SA	142,378	3,481,142
Owens-Illinois, Inc.*	171,391	4,151,090
PolyOne Corp.	38,283	1,769,057
PQ Group Holdings, Inc.*	247,690	4,086,885
Schweitzer-Mauduit International, Inc.	138,497	6,269,759
SunCoke Energy, Inc.*	534,825	6,091,657
Valvoline, Inc.(a)	242,842	5,988,484
		46,089,509
Capital Goods—13.0%
Aegion Corp.(a)*	124,131	3,429,739
Ampco-Pittsburgh Corp.	36,505	522,021
BMC Stock Holdings, Inc.(a)*	209,858	4,847,720
Cabot Corp.	28,866	1,767,754
Continental Building Products, Inc.*	78,565	2,191,963
Curtiss-Wright Corp.	16,360	2,031,912
Engility Holdings, Inc.*	88,928	2,595,808
Ferroglobe PLC	323,185	5,274,379
Ferroglobe Representation & Warranty Insurance*‡	276,005	0
Foundation Building Materials, Inc.*	115,817	1,761,577
Gardner Denver Holdings, Inc.*	123,645	4,007,334
Granite Construction, Inc.	70,397	4,672,249
Hillenbrand, Inc.	44,209	2,013,720
LCI Industries	53,679	7,026,581
Minerals Technologies, Inc.	64,404	4,666,070
Olin Corp.	83,457	2,974,407
Orion Group Holdings, Inc.*	269,692	2,095,507
Trinseo SA	34,056	2,513,333
Tutor Perini Corp.(a)*	105,273	2,652,880
WESCO International, Inc.*	149,032	9,769,048
World Fuel Services Corp.	289,610	8,129,353
		74,943,355
Consumer Durables—2.1%
Cooper Tire & Rubber Co.(a)	50,552	1,857,786
La-Z-Boy, Inc.	108,203	3,559,879
Standard Motor Products, Inc.	14,931	675,030
Strattec Security Corp.	18,778	828,110
Tempur Sealy International, Inc.(a)*	10,155	588,076
Tower International, Inc.	135,349	4,358,238
		11,867,119
Consumer Non-Durables—3.6%
Energizer Holdings, Inc.(a)	37,939	1,742,538
Fresh Del Monte Produce, Inc.	50,915	2,479,560
Skechers U.S.A., Inc. Class A*	210,701	7,395,605
Steven Madden Ltd.*	141,752	6,059,898
Universal Corp.(a)	58,956	3,145,303
		20,822,904
Consumer Services—13.0%
ABM Industries, Inc.(a)	87,715	3,754,202
ACCO Brands Corp.*	327,900	4,311,885

The accompanying notes are an integral part of the portfolio of investments.

1

Booz Allen Hamilton Holding Corp.	70,114	2,712,711
CBIZ, Inc.*	123,934	1,828,026
Civeo Corp.*	442,609	925,053
Ennis, Inc.(a)	49,414	1,045,106
Foot Locker, Inc.(a)	133,469	5,717,812
FTI Consulting, Inc.(a)*	77,607	3,337,877
Group 1 Automotive, Inc.(a)	23,499	1,904,124
Heidrick & Struggles International, Inc.	8,811	220,275
Huron Consulting Group, Inc.*	47,308	1,934,897
ICF International, Inc.*	64,388	3,480,171
Jones Lang LaSalle, Inc.	11,558	1,762,479
KAR Auction Services, Inc.	36,857	1,856,487
Lithia Motors, Inc. Class A(a)	76,863	9,015,261
MAXIMUS, Inc.	54,269	3,748,903
Navigant Consulting, Inc.*	137,057	2,630,124
On Assignment, Inc.(a)*	110,735	7,082,611
PRA Group, Inc.(a)*	54,022	1,879,966
RPX Corp.	241,296	3,182,694
Scholastic Corp.(a)	59,846	2,460,868
Tetra Tech, Inc.	118,196	5,909,800
TravelCenters of America LLC*	181,016	823,623
Viad Corp.	33,863	1,950,509
XO Group, Inc.*	98,713	1,908,122
		75,383,586
Energy—4.9%
Dril-Quip, Inc.(a)*	86,540	4,149,593
Extraction Oil & Gas, Inc.(a)*	258,206	3,888,582
Forum Energy Technologies, Inc.(a)*	118,588	1,683,950
Gulfport Energy Corp.*	164,462	2,105,114
Kosmos Energy Ltd.(a)*	601,612	4,800,864
ProPetro Holding Corp.(a)*	113,674	2,133,661
RSP Permian, Inc.(a)*	170,792	6,273,190
WildHorse Resource Development Corp.(a)*	193,257	3,188,740
		28,223,694
Finance—29.1%
Air Lease Corp.(a)	196,018	8,487,579
AMERISAFE, Inc.(a)	42,733	2,805,421
Aspen Insurance Holdings Ltd.	41,058	1,683,378
Assured Guaranty Ltd.	172,203	6,252,691
BankUnited, Inc.	151,068	5,624,262
CenterState Banks, Inc.(a)	126,478	3,431,348
Columbia Banking System, Inc.	25,482	1,174,720
Essent Group Ltd.*	182,048	8,055,624
FCB Financial Holdings, Inc., Class A*	77,940	4,119,129
Federal Agricultural Mortgage Corp., Class C	52,486	3,897,085
First Citizens BancShares Inc., Class A	7,627	3,252,839
First Merchants Corp.	64,603	2,829,611
First Midwest Bancorp Inc.	69,693	1,740,234
FirstCash, Inc.	89,083	6,004,194
Flushing Financial Corp.	62,042	1,754,548
Gladstone Capital Corp.(a)	35,513	346,252
Global Indemnity Ltd.*	32,638	1,414,205
Greenhill & Co, Inc.(a)	67,249	1,365,155
Hanmi Financial Corp.	95,283	3,025,235
Hanover Insurance Group Inc., (The)	36,471	3,924,280
Heritage Financial Corp.(a)	79,811	2,597,848
Hope Bancorp, Inc.	127,691	2,390,376
Infinity Property & Casualty Corp.	25,040	2,699,312
James River Group Holdings Ltd.	96,109	3,890,492
Maiden Holdings Ltd.(a)	707,063	4,595,910
National General Holdings Corp.	206,492	4,363,176
Navient Corp.	474,093	5,978,313

The accompanying notes are an integral part of the portfolio of investments.

2

Navigators Group, Inc. (The)	41,205	2,122,057
Nelnet, Inc., Class A(a)	146,649	7,855,987
Park Sterling Corp.	101,220	1,302,701
Peapack Gladstone Financial Corp.	634	22,336
PennyMac Financial Services, Inc. Class A*	169,027	3,574,921
Radian Group, Inc.	358,462	7,344,886
RBB Bancorp	69,105	1,740,755
Safety Insurance Group, Inc.	4,673	384,822
Silvercrest Asset Management Group, Inc. Class A	181,254	2,755,061
SLM Corp.*	1,082,525	12,524,814
State Auto Financial Corp.	51,656	1,441,719
Stewart Information Services Corp.(a)	126,429	5,098,882
Stifel Financial Corp.	125,099	7,035,568
Validus Holdings Ltd.	109,793	5,399,620
Walker & Dunlop, Inc.(a)*	146,333	7,211,290
Washington Federal, Inc.	66,263	2,305,952
White Mountains Insurance Group Ltd.	2,747	2,447,550
		168,272,138
Health Care—5.0%
Chemed Corp.	16,847	4,143,351
ICON PLC*	42,172	4,926,111
INC Research Holdings, Inc., Class A*	46,270	1,772,141
Integra LifeSciences Holdings Corp.(a)*	54,037	2,627,279
LHC Group, Inc.*	39,950	2,627,512
LifePoint Health, Inc.(a)*	118,703	5,674,003
PharMerica Corp.*	169,779	4,966,036
Select Medical Holdings Corp.*	117,424	2,072,534
28,808,967

The accompanying notes are an integral part of the portfolio of investments.

3

Real Estate Investment Trusts—6.6%
Altisource Residential Corp.	59,873	655,609
Anworth Mortgage Asset Corp.(a)	284,609	1,599,502
Ares Commercial Real Estate Corp.	309,339	4,169,890
Blackstone Mortgage Trust, Inc. Class A(a)	116,619	3,815,774
Chatham Lodging Trust(a)	80,917	1,836,007
CYS Investments, Inc.(a)	841,833	6,810,429
Gladstone Commercial Corp.(a)	41,782	954,301
Granite Point Mortgage Trust, Inc.(a)	76,842	1,379,318
MFA Financial, Inc.(a)	666,248	5,329,984
MTGE Investment Corp.	67,843	1,258,488
Starwood Property Trust, Inc.(a)	184,914	4,008,935
Two Harbors Investment Corp.	405,433	6,486,928
		38,305,165
Technology—10.7%
Bel Fuse, Inc., Class B	131,374	3,527,392
Belden, Inc.(a)	93,382	7,908,522
Brooks Automation, Inc.	280,578	6,983,586
Coherent, Inc.*	13,537	3,952,263
Convergys Corp.(a)	110,749	2,733,285
EnerSys	74,859	5,172,008
EVERTEC, Inc.	97,407	1,353,957
Insight Enterprises, Inc.*	45,248	1,764,672
NCR Corp.(a)*	129,103	4,039,633
NETGEAR, Inc.*	60,341	3,107,561
PC Connection, Inc.	30,098	824,986
SMART Global Holdings, Inc.*	110,220	3,305,498
Sykes Enterprises, Inc.*	190,167	6,051,114
SYNNEX Corp.	33,068	4,503,862
TeleTech Holdings, Inc.(a)	162,717	6,590,039
		61,818,378
Utilities—0.6%
Portland General Electric Co.	36,570	1,815,335
Pure Cycle Corp.(a)*	195,988	1,362,116
		3,177,451
TOTAL COMMON STOCKS
(Cost $418,515,823)		557,712,266
SECURITIES LENDING COLLATERAL—16.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.34%	92,651,134	92,651,134
TOTAL SECURITIES LENDING COLLATERAL
(Cost $92,651,134)		92,651,134
SHORT-TERM INVESTMENTS—3.3%
Fidelity Investments Money Market Funds - Government Portfolio, 0.97%	19,233,705	19,233,705
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,233,705)		19,233,705
TOTAL INVESTMENTS—115.9%
(Cost $530,400,662)		669,597,105
LIABILITIES IN EXCESS OF OTHER ASSETS—(15.9)%		(91,810,602)
NET ASSETS—100.0%		$577,786,503

PLC	Public Limited Company

*	Non-income producing.

‡	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of November 30, 2017, these securities amounted to $0 or 0.0% of net assets.

(a)	All or a portion of the security is on loan. At November 30, 2017, the market value of securities on loan was $90,864,194.

The accompanying notes are an integral part of the portfolio of investments.

4

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$557,712,266	$557,712,266	$-	$-
Securities Lending Collateral	92,651,134	92,651,134	-	-
Short-Term Investments	19,233,705	19,233,705	-	-
Total Assets	$669,597,105	$669,597,105	$-	$-

The accompanying notes are an integral part of the portfolio of investments.

5

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—114.7%
COMMON STOCKS—98.7%
Basic Industries—6.8%
AK Steel Holding Corp.(a)*	615,647	$2,998,201
Alcoa Corp.*	79,714	3,308,928
American Vanguard Corp.	207,891	4,137,031
CF Industries Holdings, Inc.(a)	119,659	4,483,623
CNX Resources Corp.*	128,788	1,796,593
CONSOL Energy, Inc.*	16,099	354,167
Constellium NV, Class A*	284,800	3,018,880
Freeport-McMoRan, Inc.*	343,232	4,777,789
Monsanto Co.†	31,422	3,718,479
Mosaic Co., (The)(a)	120,063	2,916,330
Nexeo Solutions, Inc.(a)*	257,041	2,038,335
Nucor Corp.	67,554	3,884,355
POSCO - SP ADR†	77,574	5,914,242
Potash Corp. of Saskatchewan, Inc.	135,073	2,654,184
Rio Tinto PLC - SP ADR†	110,354	5,285,957
RPM International, Inc.	73,980	3,918,721
Tahoe Resources, Inc.(a)	636,541	2,807,146
Ternium SA - SP ADR	139,506	3,984,291
UFP Technologies, Inc.*	68,101	1,876,183
US Silica Holdings, Inc.(a)	56,296	1,867,338
		65,740,773
Capital Goods—10.6%
Aegion Corp.*	130,146	3,595,934
Aerojet Rocketdyne Holdings, Inc.(a)*†	97,705	3,076,730
Ampco-Pittsburgh Corp.	82,061	1,173,472
Arconic, Inc.	120,587	2,967,646
BMC Stock Holdings, Inc.(a)*	227,473	5,254,626
Builders FirstSource, Inc.*	223,829	4,566,112
CECO Environmental Corp.	419,438	2,269,160
Colfax Corp.*	92,774	3,456,759
Columbus McKinnon Corp.†	95,387	3,809,757
Daqo New Energy Corp. - ADR*†	98,509	5,376,621
DMC Global, Inc.(a)	148,423	2,990,723
Fairmount Santrol Holdings, Inc.(a)*	710,066	3,422,518
Ferroglobe PLC	326,476	5,328,088
Ferroglobe Representation & Warranty Insurance*‡	386,647	0
Fluor Corp.†	122,744	5,942,037
FreightCar America, Inc.	205,027	3,438,303
Graham Corp.	111,797	2,218,053
Great Lakes Dredge & Dock Corp.*	318,916	1,594,580
Harsco Corp.*	92,519	1,669,968
Hexcel Corp.(a)	55,957	3,469,334
IES Holdings, Inc.(a)*	29,661	526,483
Jacobs Engineering Group, Inc.	56,497	3,707,898
KLX, Inc.(a)*	48,253	2,707,476
Manitex International, Inc.*	463,245	3,849,566
NCI Building Systems, Inc.*	166,213	2,775,757
NOW, Inc.(a)*	150,314	1,551,241
Quanta Services, Inc.*	58,362	2,211,920
Safran SA - ADR	171,358	4,566,348

The accompanying notes are an integral part of the portfolio of investments.

1

Triumph Group, Inc.(a)	106,960	3,305,064
Tutor Perini Corp.*†	186,726	4,705,495
WESCO International, Inc.*	37,826	2,479,494
World Fuel Services Corp.†	138,624	3,891,176
		101,898,339
Communications—1.7%
Comcast Corp., Class A	132,129	4,960,123
Iridium Communications, Inc.(a)*	252,893	3,123,228
Liberty Global PLC LiLAC, Class C*	170,571	3,539,348
Liberty Global PLC, Series C*	145,536	4,486,875
		16,109,574
Consumer Durables—1.6%
Flexsteel Industries, Inc.	30,824	1,602,848
Honda Motor Co., Ltd. - SP ADR(a)	133,797	4,460,792
La-Z-Boy, Inc.	158,574	5,217,085
Leggett & Platt, Inc.(a)	81,712	3,941,787
		15,222,512
Consumer Non-Durables—2.3%
Hostess Brands, Inc.(a)*	253,384	3,562,579
Leucadia National Corp.†	185,615	4,883,531
Nomad Foods Ltd.*	308,143	5,062,790
PVH Corp.	37,720	5,075,226
VF Corp.(a)	46,638	3,402,708
		21,986,834
Consumer Services—16.1%
ACCO Brands Corp.(a)*	292,658	3,848,453
Alibaba Group Holding Ltd. - SP ADR(a)*	20,397	3,611,901
Barrett Business Services, Inc.†	72,482	4,809,906
BG Staffing, Inc.(a)	31,071	486,883
Boot Barn Holdings, Inc.(a)*	233,829	3,463,007
Carter's, Inc.†	54,271	5,878,635
Civeo Corp.*	960,682	2,007,825
comScore, Inc.(a)*	90,917	2,635,684
Conduent, Inc.*	150,415	2,295,333
Ctrip.com International Ltd. - ADR*	33,071	1,523,912
CVS Health Corp.(a)†	76,507	5,860,436
Dollar Tree, Inc.*	40,705	4,182,846
Drive Shack, Inc.(a)†	792,837	4,899,733
eBay, Inc.*	133,030	4,612,150
Francesca's Holdings Corp.(a)*	472,697	3,507,412
Franklin Covey Co.*	1,312	26,371
Gray Television, Inc.(a)*	186,298	2,682,691
Hackett Group Inc., (The)	244,264	3,988,831
Heidrick & Struggles International, Inc.	155,604	3,890,100
ICF International, Inc.*	55,525	3,001,126
IHS Markit Ltd.*	59,472	2,653,641
ILG, Inc.	65,718	1,846,019
International Game Technology PLC†	212,596	5,844,264
JD.com, Inc. - ADR*	63,635	2,383,131
Jones Lang LaSalle, Inc.	27,470	4,188,900
KAR Auction Services, Inc.	62,795	3,162,984
Korn/Ferry International	100,540	4,407,674
Kroger Co., (The)(a)	134,085	3,467,438
La Quinta Holdings, Inc.*	138,445	2,465,705
Liberty Expedia Holdings, Inc. Class A*†	45,671	2,058,849
Lions Gate Entertainment Corp. Class B*	121,624	3,775,209
ManpowerGroup, Inc.	30,179	3,890,073
National CineMedia, Inc.	159,301	995,631
Nielsen Holdings PLC(a)	73,146	2,685,921
Perficient, Inc.(a)*	212,521	4,114,407
Points International Ltd.*	92,575	1,064,612

The accompanying notes are an integral part of the portfolio of investments.

2

PRGX Global, Inc.*	161,819	1,221,733
Sirius XM Holdings, Inc.(a)	397,348	2,185,414
Stars Group Inc., (The)*	183,988	4,218,397
Tailored Brands, Inc.(a)†	235,974	3,978,522
Team, Inc.(a)*	82,037	1,128,009
Tetra Tech, Inc.	69,081	3,454,050
Time Warner, Inc.	64,845	5,933,966
Townsquare Media, Inc. Class A*	199,993	1,587,944
Travelport Worldwide Ltd.	207,823	2,782,750
Twenty-First Century Fox, Inc., Class A	120,612	3,852,347
Walgreens Boots Alliance, Inc.	66,894	4,867,207
Wynn Resorts Ltd.(a)	26,781	4,233,540
		155,661,572
Energy—13.4%
Anadarko Petroleum Corp.	89,935	4,324,974
Andeavor†	45,913	4,842,444
Baker Hughes a GE Co.	153,176	4,553,923
Basic Energy Services, Inc.*†	272,562	6,097,212
Canadian Natural Resources Ltd.†	150,619	5,108,997
Chevron Corp.†	63,325	7,535,042
Cimarex Energy Co.	19,911	2,311,866
Dawson Geophysical Co.(a)*	228,365	1,118,989
Diamond Offshore Drilling, Inc.(a)*	124,652	1,999,418
Dril-Quip, Inc.(a)*	50,082	2,401,432
Energen Corp.*	60,281	3,403,465
Enerplus Corp.	336,234	3,063,092
EOG Resources, Inc.	44,951	4,599,386
EQT Corp.†	141,160	8,413,116
Gulf Island Fabrication, Inc.(a)	67,102	852,196
Gulfport Energy Corp.*	112,894	1,445,043
Halcon Resources Corp.*	420,000	2,763,600
Halliburton Co.†	136,090	5,685,840
Jagged Peak Energy, Inc.(a)*	130,613	1,982,705
Key Energy Services, Inc.(a)*	187,823	1,863,204
Kosmos Energy Ltd.*†	237,568	1,895,793
LUKOIL PJSC - SP ADR	33,853	1,894,075
Midstates Petroleum Co, Inc.*	28,871	479,547
Mitcham Industries, Inc.*	381,308	1,433,718
National Oilwell Varco, Inc.(a)	104,422	3,503,358
Oceaneering International, Inc.(a)	192,744	3,766,218
Parsley Energy, Inc., Class A*	74,298	1,995,644
PBF Energy, Inc. Class A(a)	91,664	2,967,164
PetroChina Co., Ltd. - ADR	41,934	2,832,222
Phillips 66(a)	57,336	5,593,700
Pioneer Natural Resources Co.	28,684	4,475,851
SandRidge Energy, Inc.(a)*	112,840	2,099,953
Schlumberger Ltd.†	139,179	8,747,400
Transocean Ltd.(a)*	170,580	1,729,681
Valero Energy Corp.†	61,963	5,305,272
Viper Energy Partners LP†	312,101	6,547,879
		129,633,419
Finance—19.7%
AerCap Holdings NV*†	87,012	4,522,014
Affiliated Managers Group, Inc.	26,608	5,286,211
AMERCO(a)	7,468	2,768,164
American International Group, Inc.†	69,311	4,155,888
AmTrust Financial Services, Inc.(a)†	1,078,759	10,399,237
Aspen Insurance Holdings Ltd.†	71,095	2,914,895
Axis Capital Holdings Ltd.†	41,628	2,180,891
Bank of America Corp.†	554,320	15,615,194
Bank of the Ozarks	82,480	3,977,186

The accompanying notes are an integral part of the portfolio of investments.

3

Bar Harbor Bankshares	19,990	569,715
Berkshire Hathaway, Inc., Class B*†	53,075	10,244,006
BGC Partners, Inc., Class A	123,559	2,017,718
Century Bancorp, Inc., Class A†	32,713	2,806,775
Charles Schwab Corp., (The)†	93,031	4,538,982
Chubb Ltd.†	31,809	4,838,467
Citigroup, Inc.†	260,401	19,660,275
Discover Financial Services†	79,756	5,630,774
EZCORP, Inc., Class A*	240,981	2,903,821
Fanhua, Inc. - SP ADR(a)	164,132	3,535,403
Federated National Holding Co.(a)	149,100	2,015,832
Flushing Financial Corp.†	88,734	2,509,398
Greenhill & Co, Inc.(a)	130,890	2,657,067
Heritage Insurance Holdings, Inc.(a)	110,493	1,986,664
JPMorgan Chase & Co.(a)†	67,504	7,055,518
Lazard Ltd., Class A†	106,602	5,250,148
Loews Corp.	67,298	3,383,743
Maiden Holdings Ltd.(a)†	658,244	4,278,586
Morgan Stanley†	168,358	8,688,956
Oaktree Capital Group LLC	85,097	3,646,406
PennyMac Financial Services, Inc. Class A*†	195,136	4,127,126
Silver Run Acquisition Corp. II Class A*	380,184	3,786,633
State Street Corp.†	61,122	5,827,983
Stifel Financial Corp.	57,754	3,248,085
SVB Financial Group*†	26,089	5,938,900
Synchrony Financial†	144,393	5,182,265
Triton International Ltd.(a)	94,475	3,738,376
Validus Holdings Ltd.†	75,664	3,721,156
White Mountains Insurance Group Ltd.	4,248	3,784,926
		189,393,384
Health Care—7.9%
Allergan PLC	21,845	3,797,316
Anthem, Inc.†	26,967	6,336,166
Avadel Pharmaceuticals PLC*	155,822	1,410,189
Carriage Services, Inc.(a)	114,753	2,939,972
Cascadian Therapeutics, Inc.*	333,368	1,420,148
Cigna Corp.†	23,599	4,996,616
Five Star Senior Living, Inc.*	598,297	897,446
Fresenius Medical Care AG & Co. KGaA - ADR†	96,864	4,831,576
HCA Healthcare, Inc.*†	53,675	4,562,375
Keryx Biopharmaceuticals, Inc.(a)*	353,798	1,694,692
Laboratory Corp. of America Holdings*†	37,043	5,862,796
LHC Group, Inc.*†	55,959	3,680,424
Medtronic PLC†#	76,500	6,282,945
Merck & Co., Inc.†	68,631	3,793,235
Mylan NV*	124,232	4,538,195
Paratek Pharmaceuticals, Inc.(a)*	116,987	2,205,205
Psychemedics Corp.	6,392	117,805
Sanofi - ADR†	116,614	5,322,263
Shire PLC - ADR(a)	30,181	4,489,424
UnitedHealth Group, Inc.†	32,030	7,308,285
		76,487,073
Real Estate Investment Trusts—2.3%
Colony NorthStar, Inc. Class A	329,992	4,022,602
Kimco Realty Corp.(a)	151,628	2,808,151
Marcus & Millichap, Inc.(a)*	39,098	1,249,572
MedEquities Realty Trust, Inc.	355,983	3,990,569
New Residential Investment Corp.†	212,287	3,755,357
Realogy Holdings Corp.†	123,430	3,444,931
Wheeler Real Estate Investment Trust, Inc.(a)	268,388	2,761,713
		22,032,895

The accompanying notes are an integral part of the portfolio of investments.

4

Technology—11.1%
51job, Inc. - ADR(a)*	60,421	3,474,207
Baidu, Inc. - SP ADR*	16,821	4,013,154
Belden, Inc.(a)	59,153	5,009,668
Capgemini SE - ADR	186,228	4,290,879
CDW Corp.	43,354	3,035,214
Citrix Systems, Inc.(a)*	44,659	3,913,468
Cognizant Technology Solutions Corp., Class A†#	67,156	4,854,036
Dolby Laboratories, Inc. Class A†	76,033	4,727,732
DST Systems, Inc.	54,587	3,416,054
First Data Corp., Class A*	223,048	3,669,140
Flex Ltd.*†	299,440	5,410,881
Gaia, Inc.(a)*	72,419	923,342
Generac Holdings, Inc.*	67,062	3,297,439
Hollysys Automation Technologies, Ltd.(a)	120,202	2,983,414
Infosys Ltd. - SP ADR	213,095	3,315,758
Insight Enterprises, Inc.*	104,758	4,085,562

The accompanying notes are an integral part of the portfolio of investments.

5

InterDigital Inc.(a)	66,093	5,029,677
International Business Machines Corp.	31,598	4,865,144
Luxoft Holding, Inc.*	68,666	3,536,299
Net 1 UEPS Technologies, Inc.(a)*	199,904	2,218,934
NetEase, Inc. - ADR(a)	8,181	2,689,176
Oracle Corp.†	90,046	4,417,657
PayPal Holdings, Inc.*†	50,453	3,820,806
Photronics, Inc.*	110,300	1,064,395
Powell Industries, Inc.	65,385	1,835,357
Quality Systems, Inc.*	168,686	2,434,139
Sabre Corp.(a)	104,887	2,088,300
VeriSign, Inc.(a)*	29,120	3,351,712
Yandex NV, Class A*	138,253	4,577,557
Zebra Technologies Corp., Class A*	38,310	4,226,359
		106,575,460
Transportation—4.3%
AP Moller - Maersk A/S - ADR	326,848	2,905,679
Atlas Air Worldwide Holdings, Inc.(a)*	70,629	4,078,825
Controladora Vuela Cia de Aviacion SAB de CV - ADR*	179,919	1,646,259
Dorian LPG Ltd.(a)*	275,060	1,985,933
Expeditors International of Washington, Inc.	41,878	2,712,857
Gener8 Maritime, Inc.(a)*	415,116	1,888,778
Golar LNG Partners LP(a)	108,162	2,162,158
Overseas Shipholding Group, Inc., Class A*	332,600	971,192
Ryanair Holdings PLC - SP ADR(a)*	35,428	4,320,090
Safe Bulkers, Inc.(a)*	1,468,808	4,656,121
Scorpio Bulkers, Inc.(a)	304,688	2,193,754
Scorpio Tankers, Inc.	694,362	2,152,522
SEACOR Marine Holdings, Inc.(a)*	136,271	1,669,320
Teekay LNG Partners LP(a)	192,444	3,473,614
XPO Logistics, Inc.(a)*	57,035	4,507,476
		41,324,578
Utilities—0.9%
Archrock Partners LP	146,951	1,609,113
Cheniere Energy, Inc.*	78,914	3,813,125
MPLX LP	99,012	3,550,570
		8,972,808
TOTAL COMMON STOCKS
(Cost $735,495,087)		951,039,221
EXCHANGE TRADED FUNDS—0.6%
Energy—0.6%
Alerian MLP ETF(a)	562,514	5,833,270
TOTAL EXCHANGE TRADED FUNDS
(Cost $5,772,731)		5,833,270
WARRANTS—0.0%
Finance—0.0%
Silver Run Acquisition Corp. II *	150,651	233,508
TOTAL WARRANTS
(Cost $251,084)		233,508
SECURITIES LENDING COLLATERAL—14.5%
Mount Vernon Liquid Assets Portfolio, LLC, 1.34%	140,140,988	140,140,988
TOTAL SECURITIES LENDING COLLATERAL
(Cost $140,140,988)		140,140,988

The accompanying notes are an integral part of the portfolio of investments.

6

SHORT-TERM INVESTMENTS—0.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	8,209,313	8,209,313
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,209,313)		8,209,313
TOTAL LONG POSITIONS—114.7%
(Cost $889,869,203)		1,105,456,300
SECURITIES SOLD SHORT—(39.6%)
COMMON STOCKS—(37.9%)
Basic Industries—0.0%
Kennady Diamonds, Inc.*	(45,900)	(93,212)
Tanzanian Royalty Exploration Corp.*	(171,865)	(44,668)
		(137,880)
Capital Goods—(2.2%)
AAON, Inc.	(148,513)	(5,413,299)
American Outdoor Brands Corp.*	(96,172)	(1,349,293)
Applied Energetics, Inc.*	(238,070)	(7,142)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
EnviroStar, Inc.	(47,643)	(1,338,768)
John Bean Technologies Corp.	(28,464)	(3,408,564)
Proto Labs, Inc.*	(72,603)	(6,984,409)
Tennant Co.	(40,986)	(2,696,879)
		(21,198,361)
Communications—(0.7%)
CTC Communications Group, Inc.*‡	(98,900)	0
Gogo, Inc.*	(206,241)	(2,270,713)
Netflix, Inc.*	(25,049)	(4,698,692)
		(6,969,405)
Consumer Durables—(3.3%)
iRobot Corp.*	(29,919)	(2,053,042)
Kandi Technologies Group, Inc.*	(311,076)	(2,115,317)
Qsound Labs, Inc.*‡	(4,440)	0
Sharp Corp.*	(99,000)	(3,142,309)
Tesla Motors, Inc.*	(63,871)	(19,726,558)
Universal Electronics, Inc.*	(87,209)	(4,630,798)
		(31,668,024)
Consumer Non-Durables—(3.1%)
Amish Naturals, Inc.*‡	(25,959)	0
Amplify Snack Brands, Inc.*	(160,969)	(933,620)
Blue Buffalo Pet Products, Inc.*	(136,072)	(4,178,771)
Calavo Growers, Inc.	(72,970)	(5,574,908)
elf Beauty, Inc.*	(198,573)	(4,400,378)
Freshpet, Inc.*	(120,194)	(2,283,686)
Funko, Inc., Class A*	(375,144)	(3,331,279)
MGP Ingredients, Inc.	(57,804)	(4,297,727)
National Beverage Corp.	(26,567)	(2,898,991)
SunOpta, Inc.*	(232,443)	(1,836,300)
Valence Technology, Inc.*‡	(27,585)	(3)
		(29,735,663)
Consumer Services—(4.0%)
Carvana Co.*	(76,230)	(1,235,688)
Casey's General Stores, Inc.	(38,388)	(4,635,351)
Cimpress NV*	(47,657)	(5,804,623)
Corporate Resource Services, Inc.*	(218,896)	(153)
Freshii, Inc.*	(200,079)	(925,839)
HelloFresh AG*	(202,008)	(2,428,443)
Jamba, Inc.*	(111,749)	(957,689)
Red Robin Gourmet Burgers, Inc.*	(109,579)	(5,741,939)
RH*	(39,787)	(4,034,004)
Stitch Fix, Inc., Class A*	(21,798)	(436,832)
Sturm Ruger & Co, Inc.	(33,396)	(1,828,431)
Trade Desk Inc., Class A, (The)*	(46,083)	(2,264,519)

The accompanying notes are an integral part of the portfolio of investments.

7

TransEnterix, Inc.*	(566,390)	(1,308,361)
Tuniu Corp. - SP ADR*	(309,373)	(2,682,264)
Wayfair, Inc. Class A*	(30,800)	(2,155,692)
Wingstop, Inc.	(50,972)	(1,997,593)
		(38,437,421)
Energy—0.0%
Beard Co.*	(9,710)	(9)
Finance—(1.2%)
Cincinnati Financial Corp.	(55,005)	(4,110,524)
Farmers & Merchants Bancorp Inc.	(66,887)	(2,720,294)
RLI Corp.	(79,791)	(4,765,916)
		(11,596,734)
Health Care—(9.3%)
Abaxis, Inc.	(99,391)	(4,844,317)
Acorda Therapeutics, Inc.*	(102,208)	(2,074,822)
Analogic Corp.	(53,488)	(4,428,806)
AtriCure, Inc.*	(206,456)	(3,819,436)
AxoGen, Inc.*	(237,109)	(6,330,810)
Blueprint Medicines Corp.*	(35,181)	(2,640,686)
BodyTel Scientific, Inc.*‡	(4,840)	(1)
CareView Communications, Inc.*	(207,465)	(10,353)
Corindus Vascular Robotics, Inc.*	(624,000)	(804,960)
Cross Country Healthcare, Inc.*	(446,329)	(6,101,317)
Endologix, Inc.*	(213,502)	(1,172,126)
Exact Sciences Corp.*	(79,417)	(4,723,723)
Foundation Medicine, Inc.*	(71,573)	(3,807,684)
Heska Corp.*	(71,578)	(6,143,540)
Illumina, Inc.*	(12,351)	(2,841,101)
Insulet Corp.*	(70,840)	(5,081,353)
Invacare Corp.	(255,350)	(4,481,393)
K2M Group Holdings, Inc.*	(144,654)	(2,843,898)
Luminex Corp.	(138,029)	(2,948,299)
Momenta Pharmaceuticals, Inc.*	(224,967)	(3,104,545)
Neogen Corp.*	(35,617)	(2,988,266)
OraSure Technologies, Inc.*	(331,724)	(5,490,032)
Puma Biotechnology, Inc.*	(21,526)	(2,279,603)
STAAR Surgical Co.*	(432,339)	(7,501,082)
Tactile Systems Technology, Inc.*	(104,427)	(3,115,057)
		(89,577,210)
Real Estate Investment Trusts—(0.4%)
Redfin Corp.*	(155,834)	(3,549,899)
Technology—(10.9%)
2U, Inc.*	(38,496)	(2,467,594)
8x8, Inc.*	(143,509)	(2,023,477)
Advanced Micro Devices, Inc.*	(165,407)	(1,801,282)
Ambarella, Inc.*	(85,822)	(4,657,560)
ANTs software, Inc.*‡	(10,334)	(1)
Axcelis Technologies, Inc.*	(167,355)	(5,355,360)
Benefitfocus, Inc.*	(37,700)	(1,021,670)
Callidus Software, Inc.*	(127,545)	(3,733,880)
Capstone Turbine Corp.*	(33,777)	(26,684)
Carbonite, Inc.*	(205,832)	(4,950,259)
Cavium, Inc.*	(34,283)	(2,930,511)
Cirrus Logic, Inc.*	(72,853)	(4,024,400)
Consygen, Inc.*‡	(200)	0
Ener1, Inc.*‡	(102,820)	(10)
FireEye, Inc.*	(204,041)	(2,885,140)
Impinj, Inc.*	(87,602)	(2,231,223)
Inseego Corp.*	(801,495)	(1,474,751)
Interliant, Inc.*‡	(600)	0
Internap Corp.*	(169,436)	(3,017,660)

The accompanying notes are an integral part of the portfolio of investments.

8

Knowles Corp.*	(248,326)	(3,921,067)
LivePerson, Inc.*	(208,460)	(2,313,906)
Materialise NV - ADR*	(222,600)	(3,249,960)
Medidata Solutions, Inc.*	(52,884)	(3,524,190)
MINDBODY, Inc. Class A*	(149,625)	(4,877,775)
Nestor, Inc.*‡	(15,200)	(1)
New Relic, Inc.*	(54,392)	(3,061,182)
NVIDIA Corp.	(9,721)	(1,951,102)
PDF Solutions, Inc.*	(180,304)	(3,261,699)
Proofpoint, Inc.*	(31,553)	(2,841,348)
PROS Holdings, Inc.*	(130,390)	(3,271,485)
Snap, Inc. Class A*	(429,238)	(5,914,900)
SunPower Corp.*	(302,711)	(2,500,393)
Tableau Software, Inc. Class A*	(48,494)	(3,409,128)
Tiger Telematics, Inc.*‡	(6,510)	0
TrueCar, Inc.*	(254,294)	(3,099,844)
Twilio, Inc., Class A*	(104,767)	(2,793,088)
Tyler Technologies, Inc.*	(25,135)	(4,597,694)
Uni-Pixel, Inc.*	(19,665)	(293)
Workday, Inc., Class A*	(24,649)	(2,538,847)
Worldgate Communications, Inc.*‡	(582,655)	(58)
XRiver Corp.*‡	(34,156)	0
Zendesk, Inc.*	(141,867)	(4,768,150)
		(104,497,572)
Utilities—(2.8%)
Cadiz, Inc.*	(124,171)	(1,701,143)
California Water Service Group	(90,306)	(4,117,954)
Chesapeake Utilities Corp.	(42,510)	(3,636,731)
El Paso Electric Co.	(65,507)	(3,989,376)
MGE Energy, Inc.	(44,622)	(2,945,052)
New Jersey Resources Corp.	(40,857)	(1,822,222)
NorthWestern Corp.	(24,381)	(1,566,723)
ONE Gas, Inc.	(24,589)	(1,948,678)
PNM Resources, Inc.	(45,604)	(2,074,982)
Spire, Inc.	(22,065)	(1,814,846)
WGL Holdings, Inc.	(21,334)	(1,803,576)
		(27,421,283)

The accompanying notes are an integral part of the portfolio of investments.

9

TOTAL COMMON STOCKS
(Proceeds $(323,342,955))		(364,789,461)
EXCHANGE TRADED FUNDS—(1.7%)
Finance—(1.7%)
iShares 20+ Year Treasury Bond ETF	(63,505)	(7,945,745)
SPDR Bloomberg Barclays International Treasury Bond ETF	(294,912)	(8,378,450)
		(16,324,195)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(16,580,195))		(16,324,195)
TOTAL SECURITIES SOLD SHORT—(39.6%)
(Proceeds $(339,923,150))		(381,113,656)

	Number of Contracts	Notional Amount
OPTIONS WRITTEN††—0.0%
Call Options Written†—(0.0%)
Sears Holdings Corp.
Expiration:
01/18/2019,
Exercise Price:
10.00	(3,315)	(1,352,520)	(122,655)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(933,466))			(122,655)
Put Options Written†—(0.0%)
Cognizant Technology Solutions Corp., Class A
Expiration:
01/18/2019,
Exercise Price:
45.00	(694)	(5,016,232)	(50,315)
Medtronic PLC
Expiration:
01/18/2019,
Exercise Price:
70.00	(695)	(5,708,035)	(186,260)
Wells Fargo & Co.
Expiration:
01/18/2019,
Exercise Price:
40.00	(1,692)	(9,554,724)	(135,360)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(1,937,914))			(371,935)
TOTAL OPTIONS WRITTEN
(Premiums received $(2,871,380))			(494,590)
OTHER ASSETS IN EXCESS OF LIABILITIES—24.9%			239,571,232
NET ASSETS—100.0%			$963,419,286

ADR	American Depositary Receipt

PLC	Public Limited Company

*	Non-income producing.

(a)	All or a portion of the security is on loan. At November 30, 2017, the market value of securities on loan was $137,187,997.

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

#	Security segregated as collateral for options written.

†	† Primary risk exposure is equity contracts.

‡	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of November 30, 2017, short securities amounted to $(81) or 0.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

10

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$65,740,773	$65,740,773	$-	$-
Capital Goods	101,898,339	101,898,339	-	-
Communications	16,109,574	16,109,574	-	-
Consumer Durables	15,222,512	15,222,512	-	-
Consumer Non-Durables	21,986,834	21,986,834	-	-
Consumer Services	155,661,572	155,661,572	-	-
Energy	129,633,419	129,633,419	-	-
Finance	189,393,384	189,393,384	-	-
Health Care	76,487,073	76,487,073	-	-
Real Estate Investment Trusts	22,032,895	22,032,895	-	-
Technology	106,575,460	106,575,460	-	-
Transportation	41,324,578	41,324,578	-	-
Utilities	8,972,808	8,972,808	-	-
Exchange Traded Funds	5,833,270	5,833,270	-	-
Warrants	233,508	233,508	-	-
Securities Lending Collateral	140,140,988	140,140,988	-	-
Short-Term Investments	8,209,313	8,209,313	-	-
Total Assets	$1,105,456,300	$1,105,456,300	$-	$-

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(137,880)	$(137,880)	$-	$-
Capital Goods	(21,198,361)	(21,198,354)	-	(7)
Communications	(6,969,405)	(6,969,405)	-	-
Consumer Durables	(31,668,024)	(28,525,715)	(3,142,309)	-
Consumer Non-Durables	(29,735,663)	(29,735,660)	-	(3)
Consumer Services	(38,437,421)	(38,437,421)	-	-
Energy	(9)	(9)	-	-
Finance	(11,596,734)	(11,596,734)	-	-
Health Care	(89,577,210)	(89,577,209)	-	(1)
Real Estate Investment Trusts	(3,549,899)	(3,549,899)	-	-
Technology	(104,497,572)	(104,497,502)	-	(70)
Utilities	(27,421,283)	(27,421,283)	-	-
Exchange Traded Funds	(16,324,195)	(16,324,195)	-	-
Options Written
Equity Contracts	(494,590)	(444,275)	(50,315)	-
Total Liabilities	$(381,608,246)	$(378,415,541)	$(3,192,624)	$(81)

The accompanying notes are an integral part of the portfolio of investments.

11

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—100.0%
COMMON STOCKS—94.4%
Basic Industries—5.1%
Berry Global Group, Inc.*†	405,722	$24,250,004
BHP Billiton PLC	834,605	15,179,566
Celanese Corp., Series A	300,388	32,213,609
Crown Holdings, Inc.*†	267,174	15,958,303
DowDuPont, Inc.	281,866	20,283,077
FMC Corp.	209,994	19,823,434
Graphic Packaging Holding Co.†	3,173,926	48,592,807
Ivanhoe Mines Ltd., Class A*	2,897,503	9,904,266
PQ Group Holdings, Inc.*	952,928	15,723,312
RPC Group PLC	3,127,218	39,117,914
Steel Dynamics, Inc.	427,001	16,439,538
Stornoway Diamond Corp.*	26,913,645	13,768,171
SunCoke Energy, Inc.*	958,245	10,914,410
Valvoline, Inc.	995,220	24,542,125
WestRock Co.†	702,852	43,864,993
		350,575,529
Capital Goods—10.9%
AMETEK, Inc.	547,294	39,782,801
BAE Systems PLC	1,641,507	12,223,978
Bunzl PLC	1,112,616	31,836,983
Cemex SAB de CV - SP ADR*	3,843,495	29,172,127
Cummins, Inc.	121,652	20,364,545
General Dynamics Corp.†	266,196	55,145,163
Honeywell International, Inc.†	250,708	39,100,420
Huntington Ingalls Industries, Inc.	131,412	31,758,338
Illinois Tool Works, Inc.	137,641	23,295,739
L3 Technologies, Inc.	119,959	23,822,658
Lockheed Martin Corp.†	160,971	51,369,066
Masco Corp.†	822,482	35,292,703
Northrop Grumman Corp.†	116,380	35,775,212
Owens Corning	497,747	43,975,947
PACCAR, Inc.	275,176	19,353,128
Raytheon Co.†	308,563	58,981,817
Snap-on, Inc.	139,019	23,553,989
Spirit AeroSystems Holdings, Inc. Class A	260,223	21,923,788
Textron, Inc.†	1,019,030	56,770,161
Trinseo SA	297,385	21,947,013
Tutor Perini Corp.*	679,911	17,133,757
United Technologies Corp.†	309,182	37,550,154
Vinci SA	155,853	15,920,947
		746,050,434
Communications—2.7%
Comcast Corp., Class A†	1,678,856	63,024,254
Liberty Global PLC LiLAC, Class C*†	517,925	10,746,944

The accompanying notes are an integral part of the portfolio of investments.

1

Liberty Global PLC, Series C*†	1,690,280	52,111,332
Verizon Communications, Inc.†	539,274	27,443,654
Vodafone Group PLC	10,057,499	30,494,993
		183,821,177
Consumer Durables—0.9%
BorgWarner, Inc.	730,268	40,661,322
Lear Corp.	119,256	21,572,218
		62,233,540
Consumer Non-Durables—5.1%
Activision Blizzard, Inc.	301,557	18,817,157
Altria Group, Inc.†	544,826	36,955,548
Asahi Group Holdings Ltd.	575,300	29,232,024
Coca-Cola Bottlers Japan, Inc.	698,300	26,574,353
Coca-Cola European Partners PLC	939,640	36,636,564
Electronic Arts, Inc.*	194,023	20,634,346
Hasbro, Inc.	275,887	25,663,009
Heineken Holding NV	426,378	41,050,677
Kirin Holdings Co Ltd.	1,012,100	23,690,043
Nomad Foods Ltd.*†	3,166,963	52,033,202
PepsiCo, Inc.	293,456	34,193,493
		345,480,416
Consumer Services—8.2%
Alibaba Group Holding Ltd. - SP ADR*	217,782	38,564,837
CBS Corp., Class B†	721,539	40,449,476
CVS Health Corp.†	533,985	40,903,251
eBay, Inc.*†	1,661,467	57,603,061
Home Depot, Inc., (The)	91,892	16,524,019
Interpublic Group of Cos., Inc., (The)	760,330	15,039,327
JD.com, Inc. - ADR*	499,660	18,712,267
Koninklijke Ahold Delhaize NV	746,058	15,979,473
Liberty Interactive Corp., Class A*	1,573,358	38,389,935
Omnicom Group, Inc.†	215,442	15,391,176
Randstad Holding NV	279,887	17,215,657
Robert Half International, Inc.†	594,734	33,923,627
Six Flags Entertainment Corp.†	561,571	36,737,975
Tesco PLC	12,255,076	32,161,408
Time Warner, Inc.†	648,903	59,381,114
TJX Cos., Inc., (The)	373,972	28,253,585
Twenty-First Century Fox, Inc., Class A†	1,751,564	55,944,954
		561,175,142
Energy—10.2%
Anadarko Petroleum Corp.	650,234	31,269,753
Andeavor†	363,695	38,358,912
Cabot Oil & Gas Corp.	1,054,886	30,538,950
Chevron Corp.†	172,092	20,477,227
Cimarex Energy Co.	158,123	18,359,662
ConocoPhillips	777,194	39,543,631
Diamondback Energy, Inc.*	471,353	51,523,596
Energen Corp.*†	325,543	18,380,158
Enerplus Corp.	1,507,436	13,728,925
EQT Corp.†	491,914	29,318,074
Hurricane Energy PLC*	43,570,719	14,878,496
Jagged Peak Energy, Inc.*	1,569,882	23,830,809

The accompanying notes are an integral part of the portfolio of investments.

2

Kosmos Energy Ltd.*†	1,086,916	8,673,590
Marathon Petroleum Corp.†	586,249	36,716,775
Parsley Energy, Inc., Class A*†	1,716,769	46,112,415
Pioneer Natural Resources Co.	220,814	34,455,817
Royal Dutch Shell PLC, Class A	2,178,079	69,648,205
RSP Permian, Inc.*	1,269,800	46,639,754
Targa Resources Corp.	647,441	28,098,939
TOTAL SA	371,589	21,004,035
Viper Energy Partners LP†	1,217,525	25,543,674
Vista Oil & Gas SAB de CV*	1,204,819	11,797,563
WildHorse Resource Development Corp.*	780,519	12,878,564
YPF SA - SP ADR*	979,421	22,223,062
		694,000,586
Finance—19.7%
Air Lease Corp.	232,766	10,078,768
Alleghany Corp.*	49,252	28,802,570
Allstate Corp., (The)†	392,390	40,282,757
American International Group, Inc.	592,737	35,540,511
Aon PLC†	198,263	27,800,438
Aviva PLC	5,297,825	36,546,796
Bank of America Corp.†	3,116,671	87,796,622
BB&T Corp.†	399,728	19,754,558
Berkshire Hathaway, Inc., Class B*†	213,177	41,145,293
Capital One Financial Corp.†	219,701	20,212,492
Charles Schwab Corp., (The)	496,962	24,246,776
Chubb Ltd.†	279,322	42,487,669
Citigroup, Inc.†	1,123,751	84,843,200
Citizens Financial Group, Inc.†	785,261	31,960,123
Discover Financial Services†	696,856	49,198,034
East West Bancorp, Inc.	395,538	24,341,409
Fifth Third Bancorp†	783,381	23,900,954
Goldman Sachs Group, Inc., (The)†	91,222	22,590,216
Huntington Bancshares, Inc.†	2,424,651	34,914,974
JPMorgan Chase & Co.†	726,416	75,925,000
KeyCorp	1,764,514	33,490,476
Lloyds Banking Group PLC	22,576,859	20,148,342
Marsh & McLennan Cos., Inc.	362,045	30,386,437
Melrose Industries PLC	4,139,111	11,181,880
MetLife, Inc.	573,460	30,783,333
Morgan Stanley	187,884	9,696,693
Navient Corp.†	1,594,292	20,104,022
Nedbank Group Ltd.	807,977	13,584,644
Raymond James Financial, Inc.	319,195	28,184,918
Regions Financial Corp.	1,957,802	32,479,935
SLM Corp.*	3,033,609	35,098,856
Sompo Holdings, Inc.	804,100	32,606,535
State Street Corp.†	221,262	21,097,332
SunTrust Banks, Inc.†	401,198	24,725,833
Swiss Re AG	230,200	21,613,626
Synchrony Financial	1,125,193	40,383,177
TD Ameritrade Holding Corp.†	465,947	23,842,508
Travelers Cos., Inc., (The)†	178,724	24,229,613
US Bancorp	359,571	19,830,341

The accompanying notes are an integral part of the portfolio of investments.

3

Validus Holdings Ltd.	527,674	25,951,007
Wells Fargo & Co.†	1,039,117	58,678,937
XL Group Ltd.	671,260	26,058,313
		1,346,525,918
Health Care—7.4%
Anthem, Inc.†	188,677	44,331,548
Cardinal Health, Inc.†	464,955	27,520,686
Celgene Corp.*	122,274	12,328,887
Cigna Corp.†	145,120	30,726,258
Express Scripts Holding Co.*	390,992	25,484,859
Gilead Sciences, Inc.	207,666	15,529,264
Johnson & Johnson	308,289	42,953,906
Laboratory Corp. of America Holdings*†	227,723	36,041,719
McKesson Corp.	147,154	21,740,532
Medtronic PLC	204,856	16,824,823
Merck & Co., Inc.†	954,634	52,762,621
Pfizer, Inc.†	751,450	27,247,577
Roche Holding AG	65,884	16,649,882
Sanofi - ADR	416,605	19,013,852
Shire PLC - ADR	116,062	17,264,223
UnitedHealth Group, Inc.	139,781	31,893,831
Universal Health Services, Inc., Class B	265,974	28,818,283
Waters Corp.*	188,691	37,204,204
		504,336,955
Technology—23.4%
Alliance Data Systems Corp.	133,637	31,975,325
Alphabet, Inc., Class C*	32,058	32,744,362
Alphabet, Inc., Class A*†	120,902	125,275,025
Amdocs Ltd.†	610,979	39,890,819
Apple, Inc.†	200,100	34,387,185
Arrow Electronics, Inc.*†	513,304	41,439,032
Baidu, Inc. - SP ADR*†	162,900	38,864,682
Belden, Inc.	284,531	24,096,930
Broadcom Ltd.†	234,481	65,171,649
Capgemini SA	301,710	34,749,074
CDW Corp.†	332,178	23,255,782
Cisco Systems, Inc.†	1,250,192	46,632,162
CommScope Holding Co., Inc.*	367,051	13,210,166
Dell Technologies Inc., Class V*	74,816	5,853,604
DXC Technology Co.†	813,226	78,183,548
Eaton Corp. PLC	498,085	38,741,051
EnerSys	182,935	12,638,979
Equiniti Group PLC	1,692,947	6,726,640
Flex Ltd.*†	3,408,589	61,593,203
Harris Corp.†	559,858	80,899,481
Hewlett Packard Enterprise Co.†	2,653,529	37,016,730
HP, Inc.†	1,577,354	33,834,243
Jabil, Inc.†	332,971	9,606,213
KLA-Tencor Corp.	272,002	27,809,484
Leidos Holdings, Inc.†	508,015	32,294,514
Marvell Technology Group Ltd.†	2,241,315	50,070,977
Micro Focus International PLC - SP ADR*†	364,398	12,207,333
Microsoft Corp.†	802,774	67,569,488

The accompanying notes are an integral part of the portfolio of investments.

4

NetApp, Inc.	996,646	56,320,465
NetEase, Inc. - ADR†	183,318	60,258,460
ON Semiconductor Corp.*†	1,799,454	36,133,036
Oracle Corp.†	1,469,752	72,106,033
PayPal Holdings, Inc.*†	207,340	15,701,858
Priceline Group, Inc., (The)*	12,994	22,605,792
Qorvo, Inc.*	126,477	9,685,609
Samsung Electronics Co., Ltd.	34,577	81,375,684
TE Connectivity Ltd.†	530,430	50,093,809
Texas Instruments, Inc.†	321,330	31,262,196
Versum Materials, Inc.	564,946	21,693,926
Yandex NV, Class A*	379,745	12,573,357
YY, Inc. - ADR*	249,120	25,706,693
		1,602,254,599
Transportation—0.4%
Delta Air Lines, Inc.†	367,056	19,424,604
United Continental Holdings, Inc.*	136,004	8,611,773
		28,036,377
Utilities—0.4%
Boardwalk Pipeline Partners LP	943,337	12,678,449
E.ON SE	1,167,836	13,528,137
		26,206,586
TOTAL COMMON STOCKS
(Cost $4,796,402,596)		6,450,697,259
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV *‡	1,204,819	339,428
Finance—0.0%
Silver Run Acquisition Corp. II *	0	1
TOTAL WARRANTS
(Cost $0)		339,429
SHORT-TERM INVESTMENTS—5.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	383,259,575	383,259,575
TOTAL SHORT-TERM INVESTMENTS
(Cost $383,259,575)		383,259,575
TOTAL LONG POSITIONS—100.0%
(Cost $5,179,662,171)		6,834,296,263
SECURITIES SOLD SHORT—(47.7%)
COMMON STOCKS—(47.7%)
Basic Industries—(2.5%)
Air Liquide SA	(135,080)	(16,867,964)
AptarGroup, Inc.	(314,021)	(27,762,597)
Balchem Corp.	(193,993)	(16,929,769)
Ball Corp.	(642,798)	(25,654,068)
Cameco Corp.	(2,155,964)	(20,222,942)
First Quantum Minerals Ltd.	(1,109,896)	(12,758,019)
Greif, Inc., Class A	(296,142)	(16,160,469)
NewMarket Corp.	(53,751)	(21,528,350)
Sonoco Products Co.	(237,341)	(12,700,117)
		(170,584,295)
Capital Goods—(2.7%)
Actuant Corp., Class A	(598,187)	(15,792,137)
Airbus Group SE	(126,037)	(13,115,560)

The accompanying notes are an integral part of the portfolio of investments.

5

HB Fuller Co.	(341,938)	(19,343,433)
James Hardie Industries PLC	(845,545)	(13,859,692)
John Bean Technologies Corp.	(168,658)	(20,196,795)
Middleby Corp., (The)*	(152,273)	(19,417,853)
MTU Aero Engines AG	(128,063)	(23,046,456)
Rolls-Royce Holdings PLC	(2,127,235)	(24,670,848)
Sun Hydraulics Corp.	(300,619)	(18,235,549)
Vallourec SA*	(1,743,814)	(9,407,264)
Wabtec Corp.	(127,365)	(9,794,369)
		(186,879,956)
Communications—(1.5%)
Altice USA, Inc., Class A*	(665,563)	(11,880,300)
Cogent Communications Holdings, Inc.	(611,069)	(28,628,583)
Frontier Communications Corp.	(474,277)	(4,031,354)
SES SA	(1,025,922)	(16,935,472)
Sprint Corp.*	(2,115,333)	(12,670,845)
TalkTalk Telecom Group PLC	(3,882,961)	(8,039,724)
Telefonica SA	(962,899)	(9,872,660)
Telefonica SA - SP ADR	(933,865)	(9,544,100)
		(101,603,038)
Consumer Durables—(0.9%)
Autoliv, Inc.	(190,559)	(24,376,307)
Tesla Motors, Inc.*	(77,751)	(24,013,397)
Thor Industries, Inc.	(100,115)	(15,372,658)
		(63,762,362)
Consumer Non-Durables—(4.1%)
Boston Beer Co., Inc. Class A (The)*	(50,404)	(9,065,159)
Calbee, Inc.	(476,600)	(16,693,526)
Cal-Maine Foods, Inc.*	(361,552)	(17,987,212)
China Resources Beer Holdings Co., Ltd.	(8,098,000)	(22,301,300)
Cie Financiere Richemont SA	(139,414)	(12,015,266)
Coty, Inc. Class A	(1,310,719)	(22,583,688)
Gildan Activewear, Inc.	(503,185)	(15,971,092)
Hain Celestial Group Inc., (The)*	(193,961)	(7,971,797)
Industria de Diseno Textil SA	(447,718)	(15,837,126)
International Flavors & Fragrances, Inc.	(80,263)	(12,476,081)
Mattel, Inc.	(648,503)	(11,835,180)
McCormick & Co., Inc.	(152,230)	(15,554,861)
NIKE, Inc., Class B	(242,093)	(14,627,259)
Nintendo Co., Ltd.	(61,400)	(25,037,901)
PRADA SpA	(2,949,800)	(10,046,501)
Snyder's-Lance, Inc.	(518,092)	(20,039,799)
Tate & Lyle PLC	(1,455,871)	(13,246,292)
Under Armour, Inc., Class A*	(1,152,150)	(15,312,073)
		(278,602,113)
Consumer Services—(7.4%)
Acxiom Corp.*	(1,058,315)	(28,839,084)
CarMax, Inc.*	(340,611)	(23,471,504)
Casey's General Stores, Inc.	(196,147)	(23,684,750)
Chegg, Inc.*	(1,097,527)	(16,693,386)
Cimpress NV*	(209,300)	(25,492,740)
Costco Wholesale Corp.	(85,454)	(15,760,281)
Dentsu, Inc.	(269,300)	(12,225,461)

The accompanying notes are an integral part of the portfolio of investments.

6

Dollar General Corp.	(171,579)	(15,112,678)
Domino's Pizza Enterprises Ltd.	(493,103)	(17,642,301)
Domino's Pizza, Inc.	(66,862)	(12,447,030)
Edenred	(418,145)	(11,953,441)
Eutelsat Communications SA	(460,052)	(10,407,805)
FactSet Research Systems, Inc.	(78,837)	(15,757,940)
Houghton Mifflin Harcourt Co.*	(1,542,685)	(15,041,179)
Just Eat PLC*	(1,628,166)	(17,574,780)
Kingfisher PLC	(3,069,077)	(13,845,471)
Multi-Color Corp.	(206,168)	(15,771,852)
Murphy USA, Inc.*	(223,421)	(17,616,746)
Next PLC	(200,992)	(12,165,336)
Norwegian Cruise Line Holdings Ltd.*	(335,328)	(18,161,364)
Papa John's International, Inc.	(244,411)	(14,288,267)
Pearson PLC	(2,719,835)	(26,023,093)
Planet Fitness, Inc., Class A	(469,463)	(15,196,517)
PriceSmart, Inc.	(134,566)	(11,505,393)
Ritchie Bros. Auctioneers, Inc.	(783,256)	(20,756,284)
Rollins, Inc.	(277,590)	(12,866,297)
Texas Roadhouse, Inc.	(340,467)	(17,387,650)
Viacom, Inc. Class B	(319,182)	(9,039,234)
Wayfair, Inc. Class A*	(244,767)	(17,131,242)
Zalando SE*	(386,864)	(19,811,829)
		(503,670,935)
Energy—(4.7%)
Antero Resources Corp.*	(962,581)	(18,289,039)
Apache Corp.	(753,525)	(31,519,951)
Carrizo Oil & Gas, Inc.*	(940,778)	(18,185,239)
Centennial Resource Development Inc. Class A*	(628,236)	(12,746,908)
Core Laboratories NV	(229,615)	(23,133,711)
Ecopetrol SA - SP ADR	(1,612,644)	(18,706,670)
Helmerich & Payne, Inc.	(282,625)	(16,556,173)
Hess Corp.	(554,334)	(25,432,844)
Imperial Oil Ltd.	(864,568)	(26,671,167)
Laredo Petroleum, Inc.*	(725,258)	(7,753,008)
Murphy Oil Corp.	(1,221,339)	(34,136,425)
National Oilwell Varco, Inc.	(699,977)	(23,484,228)
PrairieSky Royalty Ltd.	(779,352)	(20,393,693)
RPC, Inc.	(649,440)	(15,612,538)
Ultra Petroleum Corp.*	(1,881,323)	(18,041,888)
Whiting Petroleum Corp.*	(510,962)	(12,748,502)
		(323,411,984)
Finance—(8.4%)
Arch Capital Group Ltd.*	(144,377)	(13,671,058)
Bank of East Asia Ltd., (The)	(2,627,406)	(11,668,044)
Bankinter SA	(1,350,645)	(13,038,234)
CaixaBank SA	(1,964,946)	(9,337,313)
Canadian Western Bank	(680,154)	(19,300,421)
Cincinnati Financial Corp.	(233,701)	(17,464,476)
Commonwealth Bank of Australia	(196,405)	(11,908,522)
Community Bank System, Inc.	(323,112)	(17,893,943)
Credit Acceptance Corp.*	(30,219)	(9,153,335)
Credit Suisse Group AG	(777,868)	(13,200,169)

The accompanying notes are an integral part of the portfolio of investments.

7

Cullen/Frost Bankers, Inc.	(121,892)	(11,995,392)
CVB Financial Corp.	(711,691)	(17,500,482)
Eaton Vance Corp.	(556,404)	(30,758,013)
Financial Engines, Inc.	(530,585)	(14,803,321)
First Financial Bankshares, Inc.	(763,107)	(36,209,427)
Glacier Bancorp, Inc.	(401,546)	(16,081,917)
Hang Seng Bank Ltd.	(464,700)	(11,516,409)
Independent Bank Corp.	(159,527)	(11,597,613)
Investors Bancorp, Inc.	(835,047)	(11,916,121)
LendingClub Corp.*	(1,805,565)	(7,890,319)
M&T Bank Corp.	(67,819)	(11,458,020)
Markel Corp.*	(16,472)	(18,232,857)
Mercury General Corp.	(303,264)	(16,643,128)
Mobile Mini, Inc.	(622,340)	(22,342,006)
New York Community Bancorp, Inc.	(860,944)	(11,484,993)
People's United Financial, Inc.	(781,793)	(14,869,703)
Prosperity Bancshares, Inc.	(227,298)	(15,919,952)
RLI Corp.	(347,511)	(20,756,832)
Trustmark Corp.	(451,025)	(15,307,788)
UMB Financial Corp.	(171,496)	(12,889,639)
United Bankshares, Inc.	(330,419)	(12,407,233)
Valley National Bancorp	(931,549)	(11,085,433)
Verisk Analytics, Inc.*	(189,177)	(18,240,446)
Voya Financial, Inc.	(385,525)	(17,040,205)
Westamerica Bancorporation	(465,289)	(28,768,819)
WisdomTree Investments, Inc.	(1,468,178)	(16,884,047)
		(571,235,630)
Health Care—(3.1%)
Alkermes PLC*	(244,036)	(12,760,642)
BioMarin Pharmaceutical, Inc.*	(106,301)	(9,120,626)
Coloplast A/S, Class B	(150,156)	(11,751,231)
DENTSPLY SIRONA, Inc.	(192,459)	(12,896,677)
Eli Lilly & Co.	(153,878)	(13,024,234)
Insulet Corp.*	(146,294)	(10,493,669)
Medicines Co. (The)*	(731,991)	(21,227,739)
Nevro Corp.*	(135,974)	(10,173,575)
NuVasive, Inc.*	(260,864)	(15,049,244)
Ono Pharmaceutical Co., Ltd.	(623,100)	(14,226,047)
Penumbra, Inc.*	(108,847)	(11,461,589)
Perrigo Co., PLC	(133,380)	(11,632,070)
Stericycle, Inc.*	(279,045)	(18,503,474)
Taisho Pharmaceutical Holdings Co., Ltd.	(182,000)	(14,464,717)
West Pharmaceutical Services, Inc.	(123,217)	(12,313,075)
Wright Medical Group NV*	(498,706)	(12,123,543)
		(211,222,152)
Real Estate Investment Trusts—(1.1%)
Equinix, Inc.	(69,228)	(32,155,714)
Lamar Advertising Co. Class A	(228,130)	(17,162,220)
Washington Prime Group, Inc.	(3,225,469)	(22,933,084)
		(72,251,018)
Technology—(9.8%)
2U, Inc.*	(359,836)	(23,065,488)
58.com, Inc. - ADR*	(227,491)	(16,320,204)

The accompanying notes are an integral part of the portfolio of investments.

8

ACI Worldwide, Inc.*	(1,496,145)	(34,231,798)
Arista Networks, Inc.*	(96,755)	(22,555,526)
Bitauto Holdings Ltd. - ADR*	(660,398)	(19,567,593)
Blackbaud, Inc.	(235,492)	(23,184,187)
Cognex Corp.	(67,550)	(9,360,403)
CoStar Group, Inc.*	(55,132)	(16,813,606)
Cree, Inc.*	(567,774)	(20,178,688)
Dassault Systemes SA	(223,045)	(23,962,153)
Ellie Mae, Inc.*	(213,525)	(18,873,475)
F5 Networks, Inc.*	(70,949)	(9,521,356)
Guidewire Software, Inc.*	(166,259)	(12,368,007)
Hexagon AB, Class B	(378,496)	(18,612,290)
HubSpot, Inc.*	(224,937)	(18,208,650)
Infineon Technologies AG	(659,102)	(18,213,462)
Infosys Ltd. - SP ADR	(1,050,162)	(16,340,521)
Knowles Corp.*	(1,329,493)	(20,992,694)
Manhattan Associates, Inc.*	(481,730)	(21,364,726)
Medidata Solutions, Inc.*	(270,823)	(18,047,645)
MINDBODY, Inc. Class A*	(576,199)	(18,784,087)
National Instruments Corp.	(503,434)	(22,125,924)
Palo Alto Networks, Inc.*	(70,936)	(10,338,922)
Proofpoint, Inc.*	(194,981)	(17,558,039)
salesforce.com, Inc.*	(132,331)	(13,804,770)
Telefonaktiebolaget LM Ericsson Class B	(2,168,240)	(13,650,653)
Ultimate Software Group Inc., (The)*	(122,574)	(25,866,791)
United Microelectronics Corp. - SP ADR	(6,012,998)	(15,333,145)
Veeva Systems, Inc., Class A*	(275,262)	(16,573,525)
VeriFone Systems, Inc.*	(973,035)	(16,872,427)
ViaSat, Inc.*	(200,601)	(14,892,618)
WageWorks, Inc.*	(343,629)	(22,043,800)
WEX, Inc.*	(171,858)	(22,121,562)
Wipro Ltd. - ADR	(2,340,861)	(12,617,241)
Workday, Inc., Class A*	(249,249)	(25,672,647)
Zendesk, Inc.*	(549,020)	(18,452,562)
		(668,491,185)
Transportation—(0.8%)
Heartland Express, Inc.	(513,662)	(11,732,040)
JB Hunt Transport Services, Inc.	(96,642)	(10,740,792)
Kuehne + Nagel International AG	(77,395)	(13,605,998)
Panalpina Welttransport Holding AG	(130,700)	(19,198,119)
		(55,276,949)
Utilities—(0.7%)
Tallgrass Energy GP LP	(282,340)	(6,380,884)
Tallgrass Energy Partners LP	(309,103)	(13,575,804)
TransCanada Corp.	(655,110)	(31,464,933)
		(51,421,621)
TOTAL COMMON STOCKS
(Proceeds $(2,912,417,499))		(3,258,413,238)
PREFERRED STOCKS—0.0%
Capital Goods—0.0%
Rolls-Royce Holdings PLC, Class C*‡	(4,651,380)	(6,290)
TOTAL PREFERRED STOCKS
(Proceeds $(5,993))		(6,290)

The accompanying notes are an integral part of the portfolio of investments.

9

TOTAL SECURITIES SOLD SHORT—(47.7%)
(Proceeds $(2,912,423,492))	(3,258,419,528)
OTHER ASSETS IN EXCESS OF LIABILITIES—47.7%	3,259,240,130
NET ASSETS—100.0%	$6,835,116,865

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of November 30, 2017, long securities and short securities amounted to $339,428 and $(6,290) or 0.0% and (0.0)% respectively, of net assets.

The accompanying notes are an integral part of the portfolio of investments.

10

Contracts For Difference held by the Fund at November 30, 2017, are as follows:

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
China
Gree Electric Appliances Inc.	Goldman Sachs	9/18/2020	1.33%	Monthly	1,163,440	$7,470,923	$(918,747)
Gree Electric Appliances Inc.	Goldman Sachs	9/18/2020	1.33%	Monthly	2,372,531	15,264,649	(1,834,576)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	12/31/2021	1.33%	Monthly	1,389,911	21,872,687	(3,552,775)
Kweichow Moutai	Goldman Sachs	9/18/2020	1.33%	Monthly	301,884	28,815,224	(2,028,153)
Qingdao Haier Co. Ltd.	Goldman Sachs	9/18/2020	1.33%	Monthly	6,791,544	17,762,990	(2,974,303)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	12/31/2021	1.33%	Monthly	5,510,112	54,678,528	(6,771,155)
						145,865,001	(18,079,708)
Total Long						145,865,001	(18,079,708)

Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/18/2020	1.16%	Monthly	(455,400)	(12,227,277)	(136,611)
Hong Kong
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	0.51%	Monthly	(19,013,600)	(26,746,039)	(2,471,988)
South Korea
Hyundai Motor Co.	Goldman Sachs	9/18/2020	1.16%	Monthly	(56,783)	(8,617,998)	(481,409)
Taiwan
AU Optronics Corp.	Goldman Sachs	9/18/2020	1.16%	Monthly	(50,614,000)	(21,496,019)	(116,578)
Innolux Corp.	Goldman Sachs	9/18/2020	1.16%	Monthly	(34,122,000)	(15,003,468)	90,659
						(36,499,487)	(25,919)
Total Short						(84,090,801)	(3,115,927)
Net unrealized gain/(loss) on Contracts For Difference						61,774,200	$(21,195,635)

The accompanying notes are an integral part of the portfolio of investments.

11

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$350,575,529	$296,278,049	$54,297,480	$-
Capital Goods	746,050,434	686,068,526	59,981,908	-
Communications	183,821,177	153,326,184	30,494,993	-
Consumer Durables	62,233,540	62,233,540	-	-
Consumer Non-Durables	345,480,416	224,933,319	120,547,097	-
Consumer Services	561,175,142	511,798,077	49,377,065	-
Energy	694,000,586	591,550,783	102,449,803	-
Finance	1,346,525,918	1,210,844,095	135,681,823	-
Health Care	504,336,955	487,687,073	16,649,882	-
Technology	1,602,254,599	1,486,129,841	116,124,758	-
Transportation	28,036,377	28,036,377	-	-
Utilities	26,206,586	12,678,449	13,528,137	-
Warrants	339,429	1	-	339,428
Short-Term Investments	383,259,575	383,259,575	-	-
Contracts For Difference
Equity Contracts	90,659	-	90,659	-
Total Assets	$6,834,386,922	$6,134,823,889	$699,223,605	$339,428

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(170,584,295)	$(153,716,331)	$(16,867,964)	$-
Capital Goods	(186,879,956)	(102,780,136)	(84,099,820)	-
Communications	(101,603,038)	(74,794,906)	(26,808,132)	-
Consumer Durables	(63,762,362)	(63,762,362)	-	-
Consumer Non-Durables	(278,602,113)	(173,470,702)	(105,131,411)	-
Consumer Services	(503,670,935)	(362,021,418)	(141,649,517)	-
Energy	(323,411,984)	(323,411,984)	-	-
Finance	(571,235,630)	(500,566,939)	(70,668,691)	-
Health Care	(211,222,152)	(170,780,157)	(40,441,995)	-
Real Estate Investment Trusts	(72,251,018)	(72,251,018)	-	-
Technology	(668,491,185)	(594,052,627)	(74,438,558)	-
Transportation	(55,276,949)	(41,670,951)	(13,605,998)	-
Utilities	(51,421,621)	(51,421,621)	-	-
Preferred Stock	(6,290)	-	-	(6,290)
Contracts For Difference
Equity Contracts	(21,286,294)	-	(21,286,294)	-
Total Liabilities	$(3,279,705,822)	$(2,684,701,152)	$(594,998,380)	$(6,290)

The accompanying notes are an integral part of the portfolio of investments.

12

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCKS—96.6%
Basic Industries—1.3%
Crown Holdings, Inc.(a)*	143,619	$8,578,363
FMC Corp.	70,134	6,620,650
Graphic Packaging Holding Co.	692,885	10,608,069
		25,807,082
Capital Goods—7.2%
AMETEK, Inc.	165,723	12,046,405
Cemex SAB de CV - SP ADR*	605,097	4,592,686
CRH PLC - SP ADR(a)	152,881	5,298,855
Cummins, Inc.	57,874	9,688,108
General Dynamics Corp.	77,281	16,009,532
Masco Corp.	172,979	7,422,529
PACCAR, Inc.	138,366	9,731,281
Raytheon Co.	81,964	15,667,419
Spirit AeroSystems Holdings, Inc. Class A	105,618	8,898,316
Stanley Black & Decker, Inc.	63,071	10,698,734
Textron, Inc.	137,471	7,658,509
Trinseo SA	82,378	6,079,496
United Technologies Corp.	159,382	19,356,944
WESCO International, Inc.(a)*	159,032	10,424,548
		143,573,362
Communications—0.5%
Comcast Corp., Class A	257,259	9,657,503
Consumer Durables—0.9%
Brunswick Corp.	101,322	5,608,173
Lear Corp.	72,440	13,103,671
		18,711,844
Consumer Non-Durables—2.2%
Activision Blizzard, Inc.	130,146	8,121,110
Electronic Arts, Inc.*	66,559	7,078,550
PepsiCo, Inc.	245,455	28,600,417
		43,800,077
Consumer Services—6.2%
Best Buy Co, Inc.(a)	190,271	11,342,054
CVS Health Corp.	202,332	15,498,631
eBay, Inc.*	920,434	31,911,447
Huron Consulting Group, Inc.(a)*	111,219	4,548,857
Interpublic Group of Cos., Inc., (The)(a)	690,429	13,656,686
Lowe's Cos., Inc.	114,875	9,577,129
ManpowerGroup, Inc.	107,564	13,864,999
Nielsen Holdings PLC(a)	213,617	7,844,016
Omnicom Group, Inc.(a)	91,788	6,557,335
Robert Half International, Inc.	101,181	5,771,364
Sportsman's Warehouse Holdings, Inc.(a)*	346,298	1,745,342
		122,317,860

The accompanying notes are an integral part of the portfolio of investments.

1

Energy—6.9%
Anadarko Petroleum Corp.	120,623	5,800,760
Andeavor	159,296	16,800,949
Cimarex Energy Co.	96,203	11,170,130
Diamondback Energy, Inc.*	84,292	9,213,959
Energen Corp.*	109,872	6,203,373
EQT Corp.	192,488	11,472,285
Gulfport Energy Corp.*	278,433	3,563,942
Marathon Oil Corp.(a)	515,492	7,649,901
Newfield Exploration Co.(a)*	188,785	5,839,120
Parsley Energy, Inc., Class A(a)*	385,732	10,360,762
Phillips 66(a)	132,784	12,954,407
Pioneer Natural Resources Co.	109,106	17,024,900
RSP Permian, Inc.(a)*	197,583	7,257,224
Targa Resources Corp.	123,748	5,370,663
WildHorse Resource Development Corp.(a)*	345,659	5,703,374
		136,385,749
Finance—29.4%
Aflac, Inc.	233,870	20,496,367
Air Lease Corp.(a)	353,885	15,323,221
Alleghany Corp.*	19,996	11,693,661
Allstate Corp., (The)	188,510	19,352,437
American International Group, Inc.(a)	466,058	27,944,838
Aon PLC	120,567	16,905,905
Bank of America Corp.	1,521,559	42,862,317
BB&T Corp.(a)	459,256	22,696,432
Capital One Financial Corp.	183,780	16,907,760
Chubb Ltd.	202,277	30,768,354
Citigroup, Inc.	567,516	42,847,458
Discover Financial Services	157,052	11,087,871
FCB Financial Holdings, Inc., Class A*	92,319	4,879,059
Fifth Third Bancorp(a)	346,890	10,583,614
Goldman Sachs Group, Inc., (The)	69,222	17,142,136
Huntington Bancshares, Inc.(a)	1,092,055	15,725,592
JPMorgan Chase & Co.(a)	591,166	61,788,670
KeyCorp	1,058,158	20,083,839
Loews Corp.	433,604	21,801,609
MetLife, Inc.	223,252	11,984,167
Navient Corp.(a)	549,698	6,931,692
Prudential Financial, Inc.	182,009	21,083,923
Raymond James Financial, Inc.	134,989	11,919,529
SLM Corp.*	362,348	4,192,366
State Street Corp.	105,320	10,042,262
Synchrony Financial	161,170	5,784,391
Torchmark Corp.	102,600	9,116,010
Travelers Cos., Inc., (The)	114,372	15,505,412
Wells Fargo & Co.	180,049	10,167,367
White Mountains Insurance Group Ltd.	21,302	18,979,869
WR Berkley Corp.	142,420	9,844,070
XL Group Ltd.	411,770	15,984,911
		582,427,109
Health Care—17.1%
Abbott Laboratories	353,821	19,944,890

The accompanying notes are an integral part of the portfolio of investments.

2

Anthem, Inc.	107,808	25,330,568
Cardinal Health, Inc.	129,876	7,687,360
Cigna Corp.	88,375	18,711,639
Express Scripts Holding Co.*	75,730	4,936,081
Gilead Sciences, Inc.	324,107	24,236,721
Jazz Pharmaceuticals PLC*	70,661	9,874,168
Johnson & Johnson	68,891	9,598,583
Laboratory Corp. of America Holdings*	115,170	18,227,956
McKesson Corp.	164,781	24,344,745
Medtronic PLC	373,235	30,653,791
Merck & Co., Inc.	562,375	31,082,466
Novartis AG - SP ADR	276,590	23,731,422
Pfizer, Inc.	614,460	22,280,320
Roche Holding AG - SP ADR	313,532	9,901,341
Sanofi - ADR	294,474	13,439,793
Shire PLC - ADR(a)	133,476	19,854,555
UnitedHealth Group, Inc.	105,695	24,116,428
		337,952,827
Technology—24.4%
Alliance Data Systems Corp.	54,088	12,941,636
Allscripts Healthcare Solutions, Inc.(a)*	269,228	3,849,960
Alphabet, Inc., Class A*	20,405	21,143,049
Amdocs Ltd.	142,157	9,281,431
Arrow Electronics, Inc.*	183,481	14,812,421
Belden, Inc.(a)	118,570	10,041,693
Cisco Systems, Inc.	1,044,437	38,957,500
Cognizant Technology Solutions Corp., Class A	148,265	10,716,594
CSRA, Inc.(a)	117,589	3,401,850
DXC Technology Co.	352,620	33,900,887
EnerSys	111,378	7,695,106
Fidelity National Information Services, Inc.(a)	60,719	5,727,623
Flex Ltd.*	810,626	14,648,012
Fortive Corp.(a)	152,612	11,392,486
Hewlett Packard Enterprise Co.(a)	1,423,309	19,855,161
HP, Inc.	886,660	19,018,857
IAC/InterActiveCorp*	60,858	7,745,398
Jabil, Inc.(a)	439,249	12,672,334
KLA-Tencor Corp.	93,689	9,578,763
Leidos Holdings, Inc.	95,727	6,085,365
Micro Focus International PLC - SP ADR*	195,456	6,547,776
Microsemi Corp.(a)*	131,179	6,932,810
Microsoft Corp.	377,223	31,750,860
NetApp, Inc.(a)	235,328	13,298,385
NetEase, Inc. - ADR(a)	44,843	14,740,342
ON Semiconductor Corp.(a)*	701,446	14,085,036
Oracle Corp.	671,730	32,955,074
Priceline Group, Inc., (The)*	8,895	15,474,720
Qorvo, Inc.(a)*	269,236	20,618,093
Symantec Corp.(a)	307,184	8,899,120
TE Connectivity Ltd.	237,930	22,470,109
Versum Materials, Inc.(a)	209,952	8,062,157
YY, Inc. - ADR*	134,230	13,851,194
		483,151,802

The accompanying notes are an integral part of the portfolio of investments.

3

Transportation—0.5%
Delta Air Lines, Inc.	183,556	9,713,784
TOTAL COMMON STOCKS
(Cost $1,417,901,871)		1,913,498,999
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS
(Cost $0)		0
SECURITIES LENDING COLLATERAL—13.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.34%	264,319,162	264,319,162
TOTAL SECURITIES LENDING COLLATERAL
(Cost $264,319,162)		264,319,162
SHORT-TERM INVESTMENTS—3.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	76,131,992	76,131,992
TOTAL SHORT-TERM INVESTMENTS
(Cost $76,131,992)		76,131,992
TOTAL INVESTMENTS—113.7%
(Cost $1,758,353,024)		2,253,950,153
LIABILITIES IN EXCESS OF OTHER ASSETS—(13.7)%		(272,197,945)
NET ASSETS—100.0%		$1,981,752,208

ADR	American Depositary Receipt

PLC	Public Limited Company

SPADR	Sponsored American Depositary Receipt

*	Non-income producing.

(a)	All or a portion of the security is on loan. At November 30, 2017, the market value of securities on loan was $260,480,340.

‡	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of November 30, 2017, these securities amounted to $0 or 0.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

4

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Basic Industries	$25,807,082	$25,807,082	$-	$-
Capital Goods	143,573,362	143,573,362	-	-
Communications	9,657,503	9,657,503	-	-
Consumer Durables	18,711,844	18,711,844	-	-
Consumer Non-Durables	43,800,077	43,800,077	-	-
Consumer Services	122,317,860	122,317,860	-	-
Energy	136,385,749	136,385,749	-	-
Finance	582,427,109	582,427,109	-	-
Health Care	337,952,827	337,952,827	-	-
Technology	483,151,802	483,151,802	-	-
Transportation	9,713,784	9,713,784	-	-
Rights	-	-	-	-
Securities Lending Collateral	264,319,162	264,319,162	-	-
Short-Term Investments	76,131,992	76,131,992	-	-
Total Assets	$2,253,950,153	$2,253,950,153	$-	$-

The accompanying notes are an integral part of the portfolio of investments

5

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCKS—98.3%
Basic Industries—4.5%
Allegheny Technologies, Inc.(a)*	23,800	$541,926
Green Plains, Inc.	7,800	131,430
Haynes International, Inc.	8,500	272,340
Schweitzer-Mauduit International, Inc.	3,900	176,553
Stelco Holdings, Inc.*	25,000	373,600
		1,495,849
Capital Goods—15.5%
Astec Industries, Inc.	2,500	138,425
BMC Stock Holdings, Inc.(a)*	7,400	170,940
Carpenter Technology Corp.(a)	3,300	163,119
Chicago Bridge & Iron Co. NV(a)	13,600	221,952
Ferroglobe PLC	52,300	853,536
Foundation Building Materials, Inc.*	8,400	127,764
FreightCar America, Inc.	28,400	476,268
Great Lakes Dredge & Dock Corp.(a)*	93,800	469,000
KBR, Inc.	35,800	671,250
KeyW Holding Corp., (The)(a)*	29,800	163,602
Landec Corp.(a)*	14,200	177,500
Matrix Service Co.*	15,800	270,180
Orion Group Holdings, Inc.*	39,800	309,246
Smart Sand, Inc.(a)*	46,300	369,011
Tutor Perini Corp.(a)*	22,400	564,480
		5,146,273
Communications—0.7%
Ooma, Inc.*	21,700	239,785
Consumer Durables—2.4%
Century Communities, Inc.*	10,500	329,175
Horizon Global Corp.*	1,100	15,510
Libbey, Inc.(a)	22,600	153,454
TRI Pointe Group, Inc.*	16,500	298,980
		797,119
Consumer Non-Durables—0.7%
Nomad Foods Ltd.*	11,700	192,231
Sequential Brands Group, Inc.*	24,175	42,790
		235,021
Consumer Services—12.3%
ARC Document Solutions, Inc.*	44,900	123,924
BJ's Restaurants, Inc.	5,000	178,750
Carrols Restaurant Group, Inc.*	13,300	176,225
Chefs' Warehouse, Inc., (The)(a)*	11,600	234,900
Chuy's Holdings, Inc.*	8,800	219,120
Del Taco Restaurants, Inc.*	13,100	160,868
Destination XL Group, Inc.*	9,600	19,440
DSW, Inc., Class A	7,900	168,507

The accompanying notes are an integral part of the portfolio of investments.

1

Hibbett Sports, Inc.(a)*	14,600	291,270
ICF International, Inc.*	2,900	156,745
MDC Partners, Inc., Class A*	73,700	854,920
Regis Corp.*	4,800	76,560
Smart & Final Stores, Inc.(a)*	33,400	305,610
SUPERVALU, Inc.(a)*	25,500	466,140
Team, Inc.(a)*	29,400	404,250
Titan Machinery, Inc.*	12,800	243,200
		4,080,429
Energy—8.4%
Approach Resources, Inc.(a)*	20,000	50,000
Bill Barrett Corp.*	46,000	269,100
Eclipse Resources Corp.*	67,800	168,144
Extraction Oil & Gas, Inc.(a)*	13,700	206,322
Flotek Industries, Inc.(a)*	28,600	134,992
Gulfport Energy Corp.*	60,500	774,400
Pacific Ethanol, Inc.*	44,500	200,250
ProPetro Holding Corp.(a)*	12,700	238,379
Resolute Energy Corp.(a)*	6,000	179,520
TETRA Technologies, Inc.*	144,100	579,282
		2,800,389
Finance—27.9%
Banner Corp.	7,200	414,648
Central Pacific Financial Corp.	16,700	537,740
CNO Financial Group, Inc.	20,200	509,242
Daseke, Inc.*	11,700	148,473
Essent Group Ltd.*	5,600	247,800
First Foundation, Inc.*	30,900	589,263
FirstCash, Inc.	2,900	195,460
Fulton Financial Corp.	24,400	463,600
Hanover Insurance Group Inc., (The)	1,900	204,440
HomeStreet, Inc.*	16,800	512,400
Investors Bancorp, Inc.	13,700	195,499
Kearny Financial Corp.	16,800	248,640
Kemper Corp.(a)	7,400	510,600
Kennedy-Wilson Holdings, Inc.(a)	29,100	557,265
Meridian Bancorp, Inc.	25,200	507,780
MGIC Investment Corp.*	27,100	396,202
National Bank Holdings Corp., Class A	17,400	590,382
Northfield Bancorp, Inc.	24,600	436,404
Popular, Inc.	17,400	615,264
State Bank Financial Corp.	17,900	544,876
United Community Banks, Inc.	8,300	238,542
United Financial Bancorp, Inc.	33,100	616,984
		9,281,504
Health Care—1.9%
Accuray, Inc.(a)*	69,700	358,955
Invacare Corp.	5,000	87,750
Trinity Biotech PLC - SP ADR*	41,900	205,310
		652,015
Real Estate Investment Trusts—8.8%
Cedar Realty Trust, Inc.	59,100	352,827
Equity Commonwealth*	18,700	562,122

The accompanying notes are an integral part of the portfolio of investments.

2

GEO Group Inc., (The)	7,300	193,742
Getty Realty Corp.	11,400	324,444
Gramercy Property Trust	19,466	555,170
Ladder Capital Corp.	29,200	398,580
MedEquities Realty Trust, Inc.	33,300	373,293
Seritage Growth Properties Class A(a)	3,800	154,660
		2,914,838
Technology—5.7%
Acacia Communications, Inc.(a)*	8,000	309,440
Aerohive Networks, Inc.*	71,100	383,940
Bazaarvoice, Inc.*	45,300	246,885
CommVault Systems, Inc.*	3,000	161,700
Generac Holdings, Inc.*	5,300	260,601
QAD, Inc., Class A	6,100	224,480
Ribbon Communications, Inc.*	21,100	163,947
SuperCom Ltd.*	8,600	35,518
Veeco Instruments, Inc.*	7,800	125,970
		1,912,481
Transportation—5.0%
Ardmore Shipping Corp.*	50,500	401,475
Celadon Group, Inc.(a)	30,400	234,080
DHT Holdings, Inc.	40,700	157,509
Scorpio Tankers, Inc.	135,600	420,360
StealthGas, Inc.*	56,900	225,893
YRC Worldwide, Inc.*	17,200	211,904
		1,651,221
Utilities—4.5%
ALLETE, Inc.	2,800	225,400
Cadiz, Inc.(a)*	5,700	78,090
Covanta Holding Corp.(a)	25,300	384,560
El Paso Electric Co.	3,200	194,880
NorthWestern Corp.	3,500	224,910
PNM Resources, Inc.	4,100	186,550
Portland General Electric Co.	3,900	193,596
		1,487,986
TOTAL COMMON STOCKS
(Cost $27,638,482)		32,694,910
WARRANTS—0.1%
Energy—0.1%
TETRA Technologies, Inc. *‡	20,950	20,950
TOTAL WARRANTS
(Cost $4,475)		20,950
SECURITIES LENDING COLLATERAL—15.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.34%	5,269,863	5,269,863
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,269,863)		5,269,863
SHORT-TERM INVESTMENTS—0.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	176,706	176,706
TOTAL SHORT-TERM INVESTMENTS
(Cost $176,706)		176,706
TOTAL INVESTMENTS—114.8%
(Cost $33,089,526)		38,162,429
LIABILITIES IN EXCESS OF OTHER ASSETS—(14.8)%		(4,916,336)

The accompanying notes are an integral part of the portfolio of investments.

3

NET ASSETS—100.0%	$33,246,093

ADR	American Depositary Receipt

PLC	Public Limited Company

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing.

(a)	All or a portion of the security is on loan. At November 30, 2017, the market value of securities on loan was $5,122,898.

‡	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of November 30, 2017, these securities amounted to $20,950 or 0.1% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

4

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$32,694,910	$32,694,910	$-	$-
Warrants	20,950	-	-	20,950
Securities Lending Collateral	5,269,863	5,269,863	-	-
Short-Term Investments	176,706	176,706	-	-
Total Assets	$38,162,429	$38,141,479	$-	$20,950

The accompanying notes are an integral part of the portfolio of investments.

5

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Information Technology	22.6%	$144,362,059
Financials	22.5	144,048,480
Health Care	9.0	57,735,890
Industrials	8.8	56,640,347
Materials	8.5	54,427,843
Energy	8.1	52,013,011
Consumer Staples	6.8	43,430,943
Consumer Discretionary	5.6	36,057,572
Telecommunication Service	3.2	20,404,890
Utilities	0.8	4,917,207
PREFERRED STOCK	0.6	4,268,812
SECURITIES LENDING COLLATERAL	3.5	22,317,195
SHORT-TERM INVESTMENTS	3.7	23,546,297
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.7)	(23,895,582)
NET ASSETS	100.0%	$640,274,964

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—103.7%
COMMON STOCKS—95.9%
Argentina—0.8%
YPF SA - SP ADR*	215,966	$4,900,268
Australia—0.3%
BHP Billiton Ltd.	98,035	2,045,031
Bermuda—2.1%
Everest Re Group Ltd.	21,622	4,748,191
Marvell Technology Group Ltd.(a)	265,437	5,929,863
Validus Holdings Ltd.	56,105	2,759,244
		13,437,298
China—0.4%
NetEase, Inc. - ADR	8,463	2,781,873
Denmark—0.9%
Novo Nordisk A/S Class B	113,483	5,865,818
France—3.9%
AXA SA	253,678	7,654,058
Bollore SA	507,076	2,693,026
Capgemini SA	45,686	5,261,828
Teleperformance SA	21,231	3,140,765
Vinci SA	58,676	5,993,966
		24,743,643
Germany—3.7%
Allianz SE	15,868	3,747,616
E.ON SE	424,485	4,917,207
Merck KGaA	40,172	4,280,027
Muenchener Rueckversicherungs-Gesellschaft AG	28,495	6,350,193
Siemens AG	33,622	4,570,471
		23,865,514
Hong Kong—1.5%
WH Group Ltd.	9,074,000	9,664,870
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk PT	14,331,400	3,401,138
Ireland—1.9%
CRH PLC	199,003	6,910,855
Shire PLC	99,986	4,956,817
		11,867,672
Japan—13.4%
Alps Electric Co., Ltd.	191,100	6,141,354
Asahi Group Holdings Ltd.	99,300	5,045,611
Coca-Cola Bottlers Japan, Inc.	137,700	5,240,281
Ebara Corp.	77,800	3,072,563
Fuji Electric Co., Ltd.	1,047,000	7,423,969
Haseko Corp.	213,900	3,336,313
KDDI Corp.	148,000	4,223,323
Kirin Holdings Co., Ltd.	142,000	3,323,769
Matsumotokiyoshi Holdings Co., Ltd.	67,900	5,623,261
Nippon Telegraph & Telephone Corp.	115,000	6,003,462
Nippon Television Holdings, Inc.	196,800	3,569,165
Seven & i Holdings Co., Ltd.	117,600	4,868,075
SUMCO Corp.	159,400	4,061,681
Sumitomo Electric Industries Ltd.	187,200	3,283,467

The accompanying notes are an integral part of the portfolio of investments.

2

Suzuki Motor Corp.	56,200	3,041,910
Tokio Marine Holdings, Inc.	106,800	4,737,146
Tokuyama Corp.	163,200	5,032,244
Yahoo Japan Corp.	664,800	3,052,240
Zenkoku Hosho Co., Ltd.	100,600	4,343,090
		85,422,924
Luxembourg—0.4%
Ternium SA - SP ADR	91,952	2,626,149
Mexico—0.6%
Cemex SAB de CV - SP ADR*	511,830	3,884,790
Netherlands—1.4%
Koninklijke Ahold NV	39,357	842,969
Royal Dutch Shell PLC, Class A	249,232	7,969,666
		8,812,635
Singapore—1.8%
Flex Ltd.*	650,766	11,759,342
South Korea—2.2%
KT Corp. - SP ADR	26,472	412,963
LG Chem Ltd.	11,328	4,363,922
LG Uplus Corp.	112,887	1,441,658
NAVER Corp.	4,076	3,012,038
Samsung Electronics Co., Ltd.	2,017	4,746,935
		13,977,516
Switzerland—2.3%
Roche Holding AG	32,398	8,187,464
Swiss Re AG	68,057	6,389,915
		14,577,379
Taiwan—0.5%
Hon Hai Precision Industry Co., Ltd.	1,026,000	3,444,176
United Kingdom—7.9%
Aviva PLC	1,011,507	6,977,833
Coca-Cola European Partners PLC	87,081	3,395,288
ConvaTec Group PLC	836,843	2,202,511
Direct Line Insurance Group PLC	765,511	3,788,540
Lloyds Banking Group PLC	8,462,853	7,552,532
Melrose Industries PLC	391,364	1,057,277
Nomad Foods Ltd.*	165,428	2,717,982
RPC Group PLC	520,210	6,507,231
Tesco PLC	1,032,200	2,708,837
Vodafone Group PLC	2,745,153	8,323,483
WH Smith PLC	111,182	3,145,568
WPP PLC	136,891	2,415,908
		50,792,990
United States—49.4%
Air Lease Corp.(a)	75,324	3,261,529
Allstate Corp. (The)	66,292	6,805,537
Alphabet, Inc., Class C*	9,971	10,184,479
American Express Co.	58,299	5,696,395
Andeavor	61,955	6,534,394
Anthem, Inc.	33,097	7,776,471
Apple, Inc.	21,780	3,742,893
Bank of America Corp.	239,971	6,759,983
Berkshire Hathaway, Inc., Class B*	95,930	18,515,449
Cabot Oil & Gas Corp.	185,100	5,358,645
Chubb Ltd.	54,880	8,347,797
Cigna Corp.	15,797	3,344,699
Cisco Systems, Inc.	131,217	4,894,394

The accompanying notes are an integral part of the portfolio of investments.

3

Citigroup, Inc.	190,602	14,390,451
Comcast Corp., Class A	157,994	5,931,095
Diamondback Energy, Inc.*	50,793	5,552,183
DowDuPont, Inc.	56,086	4,035,949
DXC Technology Co.	85,847	8,253,331
East West Bancorp, Inc.(a)	56,128	3,454,117
Eaton Corp. PLC	92,817	7,219,306
eBay, Inc.*	167,887	5,820,642
EQT Corp.	98,318	5,859,753
Goldman Sachs Group Inc., (The)	25,852	6,401,989
Honeywell International, Inc.	22,120	3,449,835
HP, Inc.	213,359	4,576,551
Jagged Peak Energy, Inc.(a)*	141,636	2,150,034
Laboratory Corp. of America Holdings*	66,816	10,574,968
Leidos Holdings, Inc.	117,619	7,477,040
Loews Corp.	60,568	3,045,359
Merck & Co, Inc.	111,999	6,190,185
Microsoft Corp.	220,975	18,599,466
NetApp, Inc.(a)	131,054	7,405,861
Northrop Grumman Corp.	15,134	4,652,192
Oracle Corp.	301,435	14,788,401
Parsley Energy, Inc., Class A*	218,083	5,857,709
PayPal Holdings, Inc.*	46,572	3,526,898
Pfizer, Inc.	120,158	4,356,929
Pioneer Natural Resources Co.	27,773	4,333,699
Priceline Group Inc., (The)*	2,177	3,787,349
Raytheon Co.	32,824	6,274,308
RSP Permian, Inc.(a)*	95,199	3,496,659
Steel Dynamics, Inc.	148,500	5,717,250
SunTrust Banks, Inc.(a)	78,811	4,857,122
TE Connectivity Ltd.	51,893	4,900,775
TJX Cos. Inc., (The)(a)	56,456	4,265,251
Trinseo SA	65,456	4,830,653
Twenty-First Century Fox, Inc. Class A	102,741	3,281,547
United Technologies Corp.	31,545	3,831,140
Valvoline, Inc.(a)	126,209	3,112,314
Wells Fargo & Co.	58,877	3,324,784
WestRock Co.	85,907	5,361,456
		316,167,216
TOTAL COMMON STOCKS
(Cost $514,860,538)		614,038,242
PREFERRED STOCKS—0.6%
Germany—0.6%
Volkswagen AG, 1.163%	20,109	4,268,812
TOTAL PREFERRED STOCKS
(Cost $3,127,330)		4,268,812
SECURITIES LENDING COLLATERAL—3.5%

Mount Vernon Liquid Assets Portfolio, LLC, 1.34%	22,317,195	22,317,195
TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,317,195)		22,317,195
SHORT-TERM INVESTMENTS—3.7%

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	23,546,297	23,546,297
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,546,297)		23,546,297
TOTAL INVESTMENTS—103.7%
(Cost $563,851,360)	664,170,546
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.7)%	(23,895,582)

The accompanying notes are an integral part of the portfolio of investments.

4

NET ASSETS—100.0%	$640,274,964

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2017, the market value of securities on loan was $22,013,910.

The accompanying notes are an integral part of the portfolio of investments.

5

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$4,900,268	$4,900,268	$-	$-
Australia	2,045,031	-	2,045,031	-
Bermuda	13,437,298	13,437,298	-	-
China	2,781,873	2,781,873	-	-
Denmark	5,865,818	-	5,865,818	-
France	24,743,643	2,693,026	22,050,617	-
Germany	23,865,514	-	23,865,514	-
Hong Kong	9,664,870	-	9,664,870	-
India	-	-	-	-
Indonesia	3,401,138	3,401,138	-	-
Ireland	11,867,672	-	11,867,672	-
Japan	85,422,924	-	85,422,924	-
Luxembourg	2,626,149	2,626,149	-	-
Mexico	3,884,790	3,884,790	-	-
Netherlands	8,812,635	842,969	7,969,666	-
Singapore	11,759,342	11,759,342	-	-
South Korea	13,977,516	412,963	13,564,553	-
Switzerland	14,577,379	-	14,577,379	-
Taiwan	3,444,176	-	3,444,176	-
United Kingdom	50,792,990	9,258,838	41,534,152	-
United States	316,167,216	316,167,216	-	-
Preferred Stock
Germany	4,268,812	-	4,268,812	-
Securities Lending Collateral	22,317,195	22,317,195	-	-
Short-Term Investments	23,546,297	23,546,297	-	-
Total Assets	$664,170,546	$418,029,362	$246,141,184	$-

The accompanying notes are an integral part of the portfolio of investments.

6

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

Security Type/Sector Classification	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCKS
Information Technology	23.7%	$250,310,858
Financials	21.4	225,063,628
Industrials	9.5	99,698,207
Materials	8.8	93,190,684
Health Care	8.8	93,113,302
Energy	8.7	91,750,566
Consumer Staples	7.5	79,056,987
Consumer Discretionary	5.8	60,929,398
Telecommunication Service	3.4	35,759,849
Utilities	0.8	8,294,515
PREFERRED STOCKS	0.7	7,243,967
SHORT-TERM INVESTMENTS	1.5	15,770,359

SHORT POSITIONS:
COMMON STOCKS
Consumer Discretionary	(10.9)	$(114,506,659)
Industrials	(9.8)	(103,069,868)
Information Technology	(8.8)	(92,602,081)
Materials	(5.6)	(58,580,222)
Financials	(4.9)	(52,136,468)
Consumer Staples	(4.0)	(42,458,021)
Health Care	(3.3)	(34,525,231)
Energy	(2.3)	(24,012,192)
Utilities	(0.4)	(4,682,429)
Real Estate	(0.3)	(3,594,224)
OPTIONS WRITTEN	(0.1)	(932,360)
OTHER ASSETS IN EXCESS OF LIABILITIES	49.8	524,947,782
NET ASSETS	100.0%	$1,054,030,347

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number of
	Shares	Value
LONG POSITIONS—100.6%
COMMON STOCKS—98.4%
Argentina—0.8%
YPF SA - SP ADR*	365,198	$8,286,343
Australia—0.3%
BHP Billiton Ltd.	167,165	3,487,097
Bermuda—2.2%
Everest Re Group Ltd.	36,838	8,089,625
Marvell Technology Group Ltd.	449,004	10,030,749
Validus Holdings Ltd.	96,254	4,733,772
		22,854,146
China—0.4%
NetEase, Inc. - ADR	14,490	4,763,008
Denmark—1.0%
Novo Nordisk A/S Class B	196,457	10,154,659
France—4.1%
AXA SA	426,835	12,878,609
Bollore SA	1,047,085	5,560,956
Capgemini SA	77,078	8,877,363
Teleperformance SA	35,812	5,297,776
Vinci SA	101,899	10,409,351
		43,024,055
Germany—3.4%
Allianz SE	27,937	6,598,005
E.ON SE	716,036	8,294,515
Muenchener Rueckversicherungs-Gesellschaft AG	48,038	10,705,408
RIB Software SE	115,824	2,653,692
Siemens AG	58,552	7,959,378
		36,210,998
Hong Kong—1.6%
WH Group Ltd.	15,712,500	16,735,648
India—0.6%
Videocon D2H Ltd. - ADR*†	625,110	5,963,549
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk PT	20,910,000	4,962,376
Ireland—1.9%
CRH PLC	334,732	11,624,369
Shire PLC	172,473	8,550,368
		20,174,737
Japan—13.5%
Alps Electric Co., Ltd.	322,400	10,360,924
Asahi Group Holdings Ltd.	166,100	8,439,839
Coca-Cola Bottlers Japan, Inc.	248,800	9,468,279
Ebara Corp.	133,100	5,256,531
Fuji Electric Co., Ltd.	1,827,000	12,954,719
Haseko Corp.	399,900	6,237,456
KDDI Corp.	251,100	7,165,382
Kirin Holdings Co., Ltd.	241,000	5,641,044
Matsumotokiyoshi Holdings Co., Ltd.	118,900	9,846,917
Nippon Telegraph & Telephone Corp.	207,696	10,842,566
Seven & i Holdings Co., Ltd.	198,100	8,200,387
SUMCO Corp.	268,900	6,851,858
Sumitomo Electric Industries Ltd.	322,200	5,651,351

The accompanying notes are an integral part of the portfolio of investments.

2

Suzuki Motor Corp.	96,700	5,234,033
Tokio Marine Holdings, Inc.	189,800	8,418,635
Tokuyama Corp.	276,100	8,513,497
Yahoo Japan Corp.	1,130,000	5,188,074
Zenkoku Hosho Co., Ltd.	176,300	7,611,201
		141,882,693
Luxembourg—0.4%
Ternium SA - SP ADR†	155,255	4,434,083
Mexico—0.6%
Cemex SAB de CV - SP ADR*	880,060	6,679,655
Netherlands—1.4%
Koninklijke Ahold NV	66,782	1,430,373
Royal Dutch Shell PLC	411,961	13,173,234
		14,603,607
Singapore—1.9%
Flex Ltd.*†	1,113,271	20,116,807
South Korea—2.3%
KT Corp. - SP ADR	45,103	703,607
LG Chem Ltd.	19,068	7,345,627
LG Uplus Corp.	204,855	2,616,164
NAVER Corp.	6,895	5,095,191
Samsung Electronics Co., Ltd.	3,461	8,145,335
		23,905,924
Switzerland—2.4%
Roche Holding AG	57,337	14,489,926
Swiss Re AG	114,732	10,772,261
		25,262,187
Taiwan—0.5%
Hon Hai Precision Industry Co., Ltd.	1,726,000	5,794,003
United Kingdom—8.7%
Aviva PLC	1,701,939	11,740,746
Coca-Cola European Partners PLC†	152,250	5,936,228
ConvaTec Group PLC	1,494,544	3,933,533
Direct Line Insurance Group PLC	1,337,018	6,616,947
Lloyds Banking Group PLC	14,239,415	12,707,729
Melrose Industries PLC	679,901	1,836,764
Nomad Foods Ltd.*†	515,279	8,466,034
RPC Group PLC	890,275	11,136,320
Tesco PLC	1,864,183	4,892,238
Vodafone Group PLC	4,759,835	14,432,130
WH Smith PLC	195,667	5,535,823
WPP PLC	240,914	4,251,748
		91,486,240
United States—49.9%
Air Lease Corp.†	132,572	5,740,368
Allstate Corp. (The)†	112,114	11,509,623
Alphabet, Inc., Class C*†	16,920	17,282,257
American Express Co.	99,937	9,764,844
Andeavor†	108,352	11,427,885
Anthem, Inc.†	56,542	13,285,108
Apple, Inc.†	37,466	6,438,532
Bank of America Corp.†	403,639	11,370,511
Berkshire Hathaway, Inc., Class B*†	63,485	12,253,240
Boardwalk Pipeline Partners LP†	228,774	3,074,723
Cabot Oil & Gas Corp.	312,454	9,045,543
Chubb Ltd.†	93,974	14,294,385
Cigna Corp.†	26,275	5,563,206
Cisco Systems, Inc.†	230,919	8,613,279
Citigroup, Inc.†	321,415	24,266,832

The accompanying notes are an integral part of the portfolio of investments.

3

Comcast Corp., Class A†	269,405	10,113,464
Diamondback Energy, Inc.*†	86,324	9,436,076
DowDuPont, Inc.†	96,273	6,927,805
DXC Technology Co.†	149,919	14,413,213
East West Bancorp, Inc.	98,111	6,037,751
Eaton Corp. PLC†	163,353	12,705,596
eBay, Inc.*†	311,292	10,792,494
EQT Corp.†	161,725	9,638,810
Goldman Sachs Group Inc., (The)	43,596	10,796,113
Honeywell International, Inc.	38,929	6,071,367
HP, Inc.†	374,426	8,031,438
Jagged Peak Energy, Inc.*	250,852	3,807,933
Laboratory Corp. of America Holdings*†	118,914	18,820,519
Leidos Holdings, Inc.†	203,961	12,965,801
Loews Corp.	101,928	5,124,940
Merck & Co, Inc.†	191,835	10,602,720
Microsoft Corp.†	378,415	31,851,191
NetApp, Inc.	221,954	12,542,620
Northrop Grumman Corp.†	26,638	8,188,521
Oracle Corp.†	513,153	25,175,286
Parsley Energy, Inc., Class A*†	381,209	10,239,274
PayPal Holdings, Inc.*†	79,410	6,013,719
Pfizer, Inc.†	212,721	7,713,263
Pioneer Natural Resources Co.†	49,615	7,741,925
Priceline Group Inc., (The)*	3,673	6,389,955
Raytheon Co.#	57,409	10,973,730
RSP Permian, Inc.*	160,055	5,878,820
Steel Dynamics, Inc.†	259,424	9,987,824
SunTrust Banks, Inc.†	133,317	8,216,327
TE Connectivity Ltd.	88,035	8,314,025
TJX Cos. Inc., (The)	76,461	5,776,629
Trinseo SA	110,316	8,141,321
Twenty-First Century Fox, Inc. Class A	180,820	5,775,391
United Technologies Corp.†	55,522	6,743,147
Valvoline, Inc.†	222,116	5,477,381
Wells Fargo & Co.†	99,057	5,593,749
WestRock Co.†	151,189	9,435,705
		526,386,179
TOTAL COMMON STOCKS
(Cost $865,378,907)		1,037,167,994
PREFERRED STOCKS—0.7%
Germany—0.7%
Volkswagen AG, 1.163%	34,124	7,243,967
TOTAL PREFERRED STOCKS
(Cost $5,273,881)		7,243,967
SHORT-TERM INVESTMENTS—1.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	15,770,359	15,770,359
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,770,359)		15,770,359
TOTAL LONG POSITIONS—100.6%
(Cost $886,423,147)		1,060,182,320
SECURITIES SOLD SHORT—(50.3%)

COMMON STOCKS—(50.3%)
Australia—(1.6%)
Amcor Ltd.	(374,742)	(4,394,719)
Domino's Pizza Enterprises Ltd.	(96,795)	(3,463,144)
Healthscope Ltd.	(2,044,114)	(3,091,221)
National Australia Bank Ltd.	(135,004)	(3,033,055)
Wesfarmers Ltd.	(94,973)	(3,168,062)

The accompanying notes are an integral part of the portfolio of investments.

4

		(17,150,201)
Belgium—(0.4%)
Colruyt SA	(73,431)	(3,892,388)
Bermuda—(0.3%)
Arch Capital Group Ltd.*	(32,791)	(3,104,980)
Canada—(0.9%)
Cameco Corp.	(232,790)	(2,183,570)
Cineplex, Inc.	(69,590)	(2,089,075)
First Quantum Minerals Ltd.	(225,935)	(2,597,075)
Ritchie Bros. Auctioneers, Inc.	(90,872)	(2,408,108)
		(9,277,828)
Chile—(0.2%)
Sociedad Quimica y Minera de Chile SA - SP ADR	(45,081)	(2,448,800)
China—(0.2%)
58.com, Inc. - ADR*	(29,997)	(2,151,985)
Denmark—(0.4%)
Chr Hansen Holding A/S	(42,777)	(3,882,133)
Finland—(0.4%)
Metso OYJ	(106,271)	(3,746,804)
France—(0.2%)
Aeroports de Paris	(12,020)	(2,292,665)
Germany—(2.0%)
GEA Group AG	(55,686)	(2,693,044)
Infineon Technologies AG	(157,166)	(4,343,086)
Krones AG	(28,063)	(3,559,816)
MTU Aero Engines AG	(24,660)	(4,437,859)
Zalando SE*	(113,230)	(5,798,662)
		(20,832,467)
India—(0.4%)
Wipro Ltd. - ADR	(885,983)	(4,775,448)
Ireland—(0.3%)
James Hardie Industries PLC	(168,620)	(2,763,923)
Italy—(0.4%)
Ferrari NV	(36,355)	(3,948,153)
Japan—(7.0%)
Aeon Co., Ltd.	(158,400)	(2,578,154)
Aozora Bank Ltd.	(102,700)	(3,998,727)
Asics Corp.	(263,700)	(3,911,786)
Benesse Holdings, Inc.	(58,400)	(2,066,869)
Calbee, Inc.	(58,500)	(2,049,038)
Chugai Pharmaceutical Co., Ltd.	(79,200)	(4,094,670)
CyberAgent, Inc.	(131,400)	(4,505,105)
Dentsu, Inc.	(124,400)	(5,647,409)
Ito En Ltd.	(88,600)	(3,305,039)
McDonald's Holdings Co. Japan Ltd.	(85,900)	(3,751,863)
Murata Manufacturing Co., Ltd.	(44,400)	(6,046,713)
Nidec Corp.	(30,600)	(4,180,307)
Nippon Paint Holdings Co., Ltd.	(97,500)	(2,996,988)
Nissin Foods Holdings Co., Ltd.	(53,100)	(3,843,972)
Sanrio Co., Ltd.	(190,600)	(3,177,665)
Sharp Corp.*	(105,600)	(3,351,796)
Shimano, Inc.	(19,900)	(2,753,176)
Tokyo Electron Ltd.	(16,200)	(3,013,993)
Yakult Honsha Co., Ltd.	(41,100)	(3,205,033)
Yamazaki Baking Co., Ltd.	(296,800)	(5,732,925)
Netherlands—(0.5%)
Cimpress NV*	(44,946)	(5,474,423)
Singapore—(0.6%)

The accompanying notes are an integral part of the portfolio of investments.

5

(74,211,228)

SATS Ltd.	(871,900)	(3,420,103)
Singapore Press Holdings Ltd.	(1,624,800)	(3,331,133)
		(6,751,236)
South Africa—(0.2%)
Mediclinic International PLC	(240,204)	(1,837,028)
Spain—(0.8%)
Bankinter SA	(260,712)	(2,516,741)
Industria de Diseno Textil SA	(84,298)	(2,981,873)
Siemens Gamesa Renewable Energy SA	(210,604)	(2,635,832)
		(8,134,446)
Sweden—(1.5%)
Autoliv, Inc.	(25,835)	(3,304,813)
Elekta AB Class B*	(295,500)	(2,469,407)
Hexagon AB Class B	(96,598)	(4,750,142)
Securitas AB Class B	(333,945)	(5,868,665)
		(16,393,027)
Switzerland—(2.0%)
Chocoladefabriken Lindt & Spruengli AG	(66)	(4,628,049)
Cie Financiere Richemont SA	(24,059)	(2,073,502)
Geberit AG	(14,852)	(6,465,474)
Kuehne + Nagel International AG	(29,470)	(5,180,809)
SGS SA	(1,096)	(2,714,156)
		(21,061,990)
Taiwan—(0.2%)
United Microelectronics Corp. - SP ADR	(1,034,984)	(2,639,209)
United Kingdom—(3.7%)
Antofagasta PLC	(362,010)	(4,458,369)
GW Pharmaceuticals PLC - ADR*	(21,060)	(2,621,760)
Hargreaves Lansdown PLC	(147,926)	(3,205,752)
Kingfisher PLC	(657,854)	(2,967,765)
Manchester United PLC, Class A	(153,439)	(3,199,203)
Ocado Group PLC*	(672,441)	(3,200,189)
Pearson PLC	(434,865)	(4,160,742)
Pennon Group PLC	(435,633)	(4,682,429)
Rolls-Royce Holdings PLC	(333,064)	(3,862,747)
Travis Perkins PLC	(210,474)	(4,579,915)
Weir Group PLC, (The)	(61,102)	(1,623,530)
		(38,562,401)
United States—(26.1%)
AAON, Inc.	(60,023)	(2,187,838)
Acxiom Corp.*	(141,851)	(3,865,440)
Apache Corp.	(87,746)	(3,670,415)
AptarGroup, Inc.	(63,672)	(5,629,242)
Arista Networks, Inc.*	(12,846)	(2,994,660)
Balchem Corp.	(30,629)	(2,672,993)
Ball Corp.	(146,354)	(5,840,988)
Bemis Co, Inc.	(33,358)	(1,565,157)
Blackbaud, Inc.	(58,053)	(5,715,318)
CarMax, Inc.*	(73,173)	(5,042,351)
Casey's General Stores, Inc.	(31,088)	(3,753,876)
Caterpillar, Inc.	(39,583)	(5,587,140)
Cincinnati Financial Corp.	(85,504)	(6,389,714)
Cognex Corp.	(25,692)	(3,560,140)
Community Bank System, Inc.	(55,466)	(3,071,707)
Cornerstone OnDemand, Inc.*	(91,031)	(3,365,416)
Cree, Inc.*	(113,534)	(4,034,998)
Cullen/Frost Bankers, Inc.	(31,316)	(3,081,808)
DENTSPLY SIRONA, Inc.	(54,447)	(3,648,493)
Domino's Pizza, Inc.	(16,087)	(2,994,756)

The accompanying notes are an integral part of the portfolio of investments.

6

Dorman Products, Inc.*	(46,309)	(3,163,368)
Ellie Mae, Inc.*	(46,191)	(4,082,823)
Equinix, Inc.	(7,738)	(3,594,224)
FactSet Research Systems, Inc.	(18,929)	(3,783,529)
FireEye, Inc.*	(190,655)	(2,695,862)
First Financial Bankshares, Inc.	(88,367)	(4,193,014)
Flowserve Corp.	(78,480)	(3,341,678)
Fox Factory Holding Corp.*	(78,489)	(3,061,071)
Harley-Davidson, Inc.	(67,952)	(3,411,190)
HB Fuller Co.	(72,360)	(4,093,405)
Heartland Express, Inc.	(156,259)	(3,568,956)
Hecla Mining Co.	(486,442)	(1,819,293)
Helmerich & Payne, Inc.	(66,832)	(3,915,019)
Hess Corp.	(92,154)	(4,228,026)
iRobot Corp.*	(40,851)	(2,803,196)
John Bean Technologies Corp.	(32,329)	(3,871,398)
Laredo Petroleum, Inc.*	(206,736)	(2,210,008)
Manhattan Associates, Inc.*	(115,046)	(5,102,290)
Medidata Solutions, Inc.*	(45,350)	(3,022,124)
Mercury General Corp.	(47,912)	(2,629,411)
Middleby Corp., (The)*	(35,027)	(4,466,643)
Multi-Color Corp.	(57,198)	(4,375,647)
National Instruments Corp.	(98,232)	(4,317,296)
National Oilwell Varco, Inc.	(146,039)	(4,899,608)
Netflix, Inc.*	(15,872)	(2,977,270)
NewMarket Corp.	(13,321)	(5,335,327)
NIKE, Inc., Class B	(81,145)	(4,902,781)
NuVasive, Inc.*	(67,199)	(3,876,710)
Palo Alto Networks, Inc.*	(24,431)	(3,560,818)
Proofpoint, Inc.*	(27,832)	(2,506,272)
Prosperity Bancshares, Inc.	(47,418)	(3,321,157)
RLI Corp.	(70,037)	(4,183,310)
Rollins, Inc.	(120,767)	(5,597,550)
Snyder's-Lance, Inc.	(93,528)	(3,617,663)
Sonoco Products Co.	(60,970)	(3,262,505)
Tallgrass Energy GP LP	(128,564)	(2,905,546)
Tesla, Inc.*	(23,266)	(7,185,704)
Texas Roadhouse, Inc.	(61,172)	(3,124,054)
Thor Industries, Inc.	(22,042)	(3,384,549)
Tootsie Roll Industries, Inc.	(71,760)	(2,683,824)
TransDigm Group, Inc.	(12,847)	(3,645,850)
Ultimate Software Group Inc. (The)*	(21,961)	(4,634,430)
UMB Financial Corp.	(43,258)	(3,251,271)
Varian Medical Systems, Inc.*	(37,617)	(4,203,700)
Veeva Systems, Inc. Class A*	(52,531)	(3,162,892)
Verisk Analytics, Inc.*	(31,133)	(3,001,844)
Vertex Pharmaceuticals, Inc.*	(17,307)	(2,497,227)
Vulcan Materials Co.	(38,355)	(4,819,306)
Wabtec Corp.	(48,836)	(3,755,488)
Wayfair, Inc. Class A*	(39,612)	(2,772,444)
Westamerica Bancorporation	(38,368)	(2,372,293)
WEX, Inc.*	(39,727)	(5,113,659)
Workday, Inc., Class A*	(37,453)	(3,857,659)
(274,834,632)
TOTAL COMMON STOCKS
(Proceeds $(491,396,616))	(530,167,395)
TOTAL SECURITIES SOLD SHORT—(50.3%)
(Proceeds $(491,396,616))	(530,167,395)

The accompanying notes are an integral part of the portfolio of investments.

7

	Number	Notional
	of Contracts	Amount
OPTIONS WRITTEN††—(0.1%)
Call Options Written†—(0.1%)
Raytheon Co.
Expiration:
01/19/2018,
Exercise Price:
175.00	(572)	(10,933,780)	(932,360)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(667,839))			(932,360)
TOTAL OPTIONS WRITTEN
(Premiums received $(667,839))			(932,360)
OTHER ASSETS IN EXCESS OF LIABILITIES—49.8%			524,947,782
NET ASSETS—100.0%			$1,054,030,347

ADR	American Depositary Receipt

PLC	Public Limited Company

SPADR	Sponsored American Depositary Receipt

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the portfolio of investments.

8

Contracts For Difference held by the Fund at November 30, 2017, are as follows:
Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)

Short
South Korea
Amorepacific Corp.	Goldman Sachs	9/15/2020	1.16%	Monthly	(11,082)	$(3,146,646)	$(11,156)
Kakao Corp.	Goldman Sachs	12/31/2021	1.16%	Monthly	(27,378)	(3,455,001)	567,055
						(6,601,647)	555,899
Taiwan
Feng Tay Enterprise	Goldman Sachs	9/15/2020	1.16%	Monthly	(934,000)	(3,908,015)	340,428
Total Short						(10,509,662)	896,327
Net unrealized gain/(loss) on Contracts For Difference						(10,509,662)	$896,327

The accompanying notes are an integral part of the portfolio of investments.

9

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$8,286,343	$8,286,343	$-	$-
Australia	3,487,097	-	3,487,097	-
Bermuda	22,854,146	22,854,146	-	-
China	4,763,008	4,763,008	-	-
Denmark	10,154,659	-	10,154,659	-
France	43,024,055	5,560,956	37,463,099	-
Germany	36,210,998	-	36,210,998	-
Hong Kong	16,735,648	-	16,735,648	-
India	5,963,549	5,963,549	-	-
Indonesia	4,962,376	4,962,376	-	-
Ireland	20,174,737	-	20,174,737	-
Japan	141,882,693	-	141,882,693	-
Luxembourg	4,434,083	4,434,083	-	-
Mexico	6,679,655	6,679,655	-	-
Netherlands	14,603,607	1,430,373	13,173,234	-
Singapore	20,116,807	20,116,807	-	-
South Korea	23,905,924	703,607	23,202,317	-
Switzerland	25,262,187	-	25,262,187	-
Taiwan	5,794,003	-	5,794,003	-
United Kingdom	91,486,240	19,938,085	71,548,155	-
United States	526,386,179	526,386,179	-	-
Preferred Stocks
Germany	7,243,967	-	7,243,967	-
Short-Term Investments	15,770,359	15,770,359	-	-
Contracts For Difference
Equity Contracts	907,483	-	907,483	-
Total Assets	$1,061,089,803	$647,849,526	$413,240,277	$-

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Australia	$(17,150,201)	$-	$(17,150,201)	$-
Belgium	(3,892,388)	-	(3,892,388)	-
Bermuda	(3,104,980)	(3,104,980)	-	-
Canada	(9,277,828)	(9,277,828)	-	-
Chile	(2,448,800)	(2,448,800)	-	-
China	(2,151,985)	(2,151,985)	-	-
Denmark	(3,882,133)	-	(3,882,133)	-
Finland	(3,746,804)	-	(3,746,804)	-
France	(2,292,665)	(2,292,665)	-	-
Germany	(20,832,467)	-	(20,832,467)	-
India	(4,775,448)	(4,775,448)	-	-
Ireland	(2,763,923)	-	(2,763,923)	-

The accompanying notes are an integral part of the portfolio of investments.

10

Italy	(3,948,153)	(3,948,153)	-	-
Japan	(74,211,228)	-	(74,211,228)	-
Netherlands	(5,474,423)	(5,474,423)	-	-
Singapore	(6,751,236)	(3,420,103)	(3,331,133)	-
South Africa	(1,837,028)	(1,837,028)	-	-
Spain	(8,134,446)	-	(8,134,446)	-
Sweden	(16,393,027)	(3,304,813)	(13,088,214)	-
Switzerland	(21,061,990)	-	(21,061,990)	-
Taiwan	(2,639,209)	(2,639,209)	-	-
United Kingdom	(38,562,401)	(10,400,878)	(28,161,523)	-
United States	(274,834,632)	(274,834,632)	-	-
Options Written
Equity Contracts	(932,360)	(932,360)	-	-
Contracts For Difference
Equity Contracts	(11,156)	-	(11,156)	-
Total Liabilities	$(531,110,911)	$(330,843,305)	$(200,267,606)	$-

The accompanying notes are an integral part of the portfolio of investments.

11

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—95.9%
COMMON STOCKS—53.5%
Argentina—1.8%
Pampa Energia SA - SP ADR*	6,369	$405,833
YPF SA - SP ADR*	27,483	623,589
		1,029,422
Australia—0.3%
Syrah Resources Ltd.*	48,711	152,535
Bermuda—0.3%
Marvell Technology Group Ltd.	8,305	185,534
Brazil—4.4%
AES Tiete Energia SA	76,600	306,545
Aliansce Shopping Centers SA*	40,600	211,344
Ambev SA - ADR	20,756	128,480
Cia de Saneamento Basico do Estado de Sao Paulo	44,800	447,528
Embraer SA - SP ADR	7,213	138,057
Eneva SA*	21,200	90,345
Movida Participacoes SA*	213,400	451,123
Qualicorp SA	48,100	450,235
Sul America SA	56,400	308,236
		2,531,893
Canada—0.3%
Ivanhoe Mines Ltd., Class A*	55,270	188,924
Chile—1.0%
Geopark Ltd.*	49,083	422,605
Inversiones La Construccion SA	9,510	144,885
		567,490
China—4.8%
Alibaba Group Holding Ltd. - SP ADR*	7,622	1,349,704
China Meidong Auto Holdings Ltd.	418,000	127,378
JD.com, Inc. - ADR*	8,554	320,347
Momo, Inc. - SP ADR*	3,696	88,704
NetEase, Inc. - ADR	1,254	412,202
Tencent Holdings Ltd.	7,100	363,528
Vipshop Holdings Ltd. - ADR*	11,889	97,847
		2,759,710
Colombia—0.3%
Almacenes Exito SA	36,000	195,485
Greece—0.6%
FF Group*	8,263	152,738
Titan Cement Co. SA	7,414	182,844
		335,582
Hong Kong—1.7%
China Mobile Ltd. - SP ADR	6,783	344,848
WH Group Ltd.	581,500	619,365
		964,213
Hungary—1.6%
OTP Bank PLC	9,516	363,798
Richter Gedeon Nyrt	11,484	296,753
Waberer's International Zrt*	13,135	242,104
		902,655
India—3.5%
Aurobindo Pharma Ltd.	12,158	130,768
Bharti Airtel Ltd.	19,509	150,325

The accompanying notes are an integral part of the portfolio of investments.

1

Gujarat State Petronet Ltd.	41,522	135,581
HCL Technologies Ltd.	17,264	227,045
Petronet LNG Ltd.	38,659	151,025
Varun Beverages Ltd.	33,361	262,961
Videocon D2H Ltd. - ADR*	78,022	744,330
WNS Holdings Ltd. - ADR*	472	19,414
Yes Bank Ltd.	44,123	210,046
		2,031,495
Indonesia—0.3%
Bank Rakyat Indonesia Persero Tbk PT	812,000	192,704
Malaysia—0.6%
Bumi Armada Bhd*	1,987,700	365,986
Mexico—6.4%
Alpek SAB de CV	683,500	860,099
America Movil SAB de CV Class L - SP ADR	9,381	160,415
Becle SAB de CV*	197,340	327,221
Cemex SAB de CV - SP ADR*	87,288	662,516
Credito Real SAB de CV SOFOM ER	373,400	547,222
Gentera SAB de CV	198,200	180,915
Gruma SAB de CV	13,520	167,484
Qualitas Controladora SAB de CV	244,900	446,165
Unifin Financiera SAB de CV SOFOM ENR	65,700	215,026
Vista Oil & Gas SAB de CV*	14,632	143,276
		3,710,339
Netherlands—1.9%
Heineken Holding NV	9,149	880,844
VEON Ltd.	59,776	241,495
		1,122,339
Poland—0.6%
AmRest Holdings SE*	1,856	192,460
Cyfrowy Polsat SA	22,907	161,797
		354,257
Russia—2.6%
Mobile TeleSystems PJSC	19,047	197,518
Sberbank of Russia PJSC - SP ADR	54,355	901,206
Yandex NV, Class A*	11,666	386,261
		1,484,985
South Africa—6.5%
Barclays Africa Group Ltd.	36,411	416,531
Barloworld Ltd.	39,661	445,915
Clover Industries Ltd.	222,894	197,135
FirstRand Ltd.	50,656	207,866
Imperial Holdings Ltd.	21,615	359,471
JSE Ltd.	44,765	437,042
Naspers Ltd., Class N	3,473	932,095
Nedbank Group Ltd.	21,236	357,044
Tongaat Hulett Ltd.	48,645	376,746
		3,729,845
South Korea—3.6%
KT Corp. - SP ADR	33,502	522,631
KT&G Corp.	3,730	418,158
LG Uplus Corp.	33,460	427,311

The accompanying notes are an integral part of the portfolio of investments.

2

NAVER Corp.	539	398,304
NCSoft Corp.	276	111,252
Orion Corp.*	1,834	192,964
		2,070,620
Taiwan—1.2%
Hon Hai Precision Industry Co., Ltd.	113,000	379,329
Pegatron Corp.	135,000	309,540
		688,869
Thailand—0.8%
SPCG PCL	698,100	459,558
Turkey—3.1%
Akbank Turk AS	135,791	311,481
Ford Otomotiv Sanayi AS	13,908	195,520
Haci Omer Sabanci Holding AS	100,647	260,934
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	28,571	385,601
Turkiye Garanti Bankasi AS	91,613	224,452
Turkiye Sinai Kalkinma Bankasi AS	939,229	323,798
Yapi ve Kredi Bankasi AS*	88,795	93,934
		1,795,720
United Arab Emirates—1.1%
Abu Dhabi Commercial Bank PJSC	107,392	206,130
Emaar Malls PJSC	693,184	405,757
		611,887
United Kingdom—1.5%
Atrium European Real Estate Ltd.	107,605	523,962
Petra Diamonds Ltd.*	394,673	358,949
		882,911
United States—2.7%
Air Lease Corp.	6,468	280,064
Kosmos Energy Ltd.*	21,526	171,778
Liberty Global PLC LiLAC, Class C*	42,071	872,973
Micron Technology, Inc.*	5,320	225,515
		1,550,330
TOTAL COMMON STOCKS
(Cost $28,871,268)		30,865,288
EXCHANGE TRADED FUNDS—0.6%
Thailand—0.6%
Jasmine Broadband Internet Infrastructure Fund	973,543	351,739
TOTAL EXCHANGE TRADED FUNDS
(Cost $331,489)		351,739
PREFERRED STOCKS—5.9%
Brazil—1.5%
Banco Bradesco SA - ADR, 2.082%	49,413	483,753
Cia de Transmissao de Energia Eletrica Paulista, 6.271%	6,200	115,460
Itau Unibanco Holding SA, 4.360%	18,400	231,881
		831,094
Russia—0.3%
Sberbank of Russia PJSC, 3.153%	59,600	188,020
South Korea—4.1%
Samsung Electronics Co., Ltd., 1.336%	1,223	2,371,883
TOTAL PREFERRED STOCKS
(Cost $2,597,612)		3,390,997
WARRANTS—0.0%
Mexico—0.0%
Vista Oil & Gas SAB de CV*‡	13,133	3,700
TOTAL WARRANTS
(Cost $0)		3,700

The accompanying notes are an integral part of the portfolio of investments.

3

SHORT-TERM INVESTMENTS—35.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	20,676,785	20,676,785
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,676,785)		20,676,785
TOTAL LONG POSITIONS—95.9%
(Cost $52,477,154)		55,288,509
OTHER ASSETS IN EXCESS OF LIABILITIES—4.1%		2,366,052
NET ASSETS—100.0%		$57,654,561

ADR	American Depositary Receipt

PLC	Public Limited Company

SPADR	Sponsored American Depositary Receipt

*	Non-income producing.

‡	Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of November 30, 2017, these securities amounted to $3,700 or 0.0% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

4

Contracts For Difference held by the Fund at November 30, 2017, are as follows:

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
Brazil
Cia Saneamento	Goldman Sachs	9/15/2020	1.33%	Monthly	10,300	$128,569	$85
Companhia de Gas	Goldman Sachs	9/15/2020	1.33%	Monthly	7,900	138,478	32,357
						267,047	32,442
China
Agricultural Bank of China	Goldman Sachs	9/15/2020	0.72%	Monthly	427,000	199,514	(641)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	12/31/2021	1.33%	Monthly	3,735	661,394	(51,856)
Baidu Inc. - SP ADR	Goldman Sachs	12/31/2021	1.33%	Monthly	3,376	805,446	(19,588)
China Lesso Group	Goldman Sachs	9/15/2020	0.72%	Monthly	820,000	525,510	(639)
China Machinery Engineering Corp.	Goldman Sachs	9/15/2020	0.72%	Monthly	261,000	169,379	13,275
China Meidong Auto Holdings Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	440,000	134,082	6,727
China Telecom Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.72%	Monthly	920,000	445,697	(2,045)
Gree Electric Appliances Inc.	Goldman Sachs	9/15/2020	1.33%	Monthly	61,500	394,917	(48,565)
Hangzhou Hikvision	Goldman Sachs	9/15/2020	1.33%	Monthly	102,300	572,908	(79,597)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.33%	Monthly	19,300	303,724	(49,452)
PICC Property & Casualty Co. Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	80,000	152,397	(10,307)
Qingdao Haier Co., Ltd.	Goldman Sachs	9/15/2020	1.33%	Monthly	108,200	282,993	(47,385)
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.72%	Monthly	43,300	200,867	118
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	17,000	285,877	(33,741)
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	0.72%	Monthly	48,200	2,467,895	(186,540)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.33%	Monthly	36,700	364,185	(45,243)
						7,966,785	(555,478)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	1.33%	Monthly	37,688	160,867	4,617
EFG-Hermes Holdings	Goldman Sachs	9/15/2020	1.33%	Monthly	127,392	175,067	8,407
						335,934	13,024
Greece
Motor Oil SA	Goldman Sachs	9/15/2020	-0.37%	Monthly	13,410	322,098	(3,505)
Hong Kong
AIA Group Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	31,200	254,210	(17,908)
China Unicom Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	300,000	437,547	(12,757)
Haier Electronics Group Co. Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	67,000	180,750	(14,036)
K. Wah International Holdings Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	195,000	104,676	(216)
Kunlun Energy Co. Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	174,000	151,134	8,067
XIinyi Glass Holdings Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	144,000	175,958	18,090
						1,304,275	(18,760)
India
Videocon D2H Ltd. - ADR	Goldman Sachs	12/31/2021	1.33%	Monthly	12,955	123,591	11,622
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.10%	Monthly	69,632	725,279	37,046
Tamar Petroleum Ltd. NPV	Goldman Sachs	9/15/2020	0.10%	Monthly	145,996	841,256	(30,646)
						1,566,535	6,400
Luxembourg
Samsonite International SA	Goldman Sachs	12/31/2021	0.72%	Monthly	107,100	442,242	(9,720)
Mexico
Grupo GicSA SA de CV	Goldman Sachs	12/31/2021	1.33%	Monthly	878,200	472,674	(28,901)
South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	1.33%	Monthly	32,150	281,308	8,054
Eugene Technology	Goldman Sachs	9/15/2020	1.33%	Monthly	19,419	394,008	(17,284)
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	1.33%	Monthly	5,950	259,692	10,639
Hyundai Mobis Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	953	239,509	18,524
Kiwoom Securities	Goldman Sachs	9/15/2020	1.33%	Monthly	4,441	337,402	(1,132)
KT Corp.	Goldman Sachs	12/31/2021	1.33%	Monthly	2,891	81,340	3,745
LG Chem Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	1,249	481,156	10,235
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	555	1,306,172	(94,275)
Samsung SDI Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	4,158	814,852	(14,563)
SK Hynix Inc.	Goldman Sachs	9/15/2020	1.33%	Monthly	2,750	196,002	(17,394)
						4,391,441	(93,451)
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	224,000	1,691,997	(119,929)
Turkey
Logo Yazilim	Goldman Sachs	9/15/2020	1.33%	Monthly	18,979	271,897	2,126
Yatas	Goldman Sachs	9/15/2020	1.33%	Monthly	72,626	466,628	3,460
						738,525	5,587
United Kingdom
BGEO Group PLC	Goldman Sachs	9/15/2020	0.50%	Monthly	12,868	568,899	(5,500)
Georgia Healthcare Group PLC	Goldman Sachs	12/31/2021	0.50%	Monthly	18,138	86,344	1,700
Petra Diamonds Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	354,685	322,580	(8,459)
TBC Bank Group PLC	Goldman Sachs	9/15/2020	0.50%	Monthly	12,770	273,040	(11,972)
						1,250,863	(24,231)
Total Long						20,874,007	(784,899)

Short
Argentina
Mercadolibre Inc. Com.	Goldman Sachs	9/15/2020	1.16%	Monthly	(828)	$(227,816)	$(5,244)
Brazil
B2W Cia Digital	Goldman Sachs	9/15/2020	1.16%	Monthly	(50,700)	(266,243)	22,859
Fibria Celulose SA	Morgan Stanley	9/15/2020	1.16%	Monthly	(9,300)	(128,237)	24,604

The accompanying notes are an integral part of the portfolio of investments.

5

Natura Cosmeticos SA	Goldman Sachs	9/15/2020	1.16%	Monthly	(30,500)	(271,695)	33,544
Raia Drogasil SA	Goldman Sachs	9/15/2020	1.07%	Monthly	(15,100)	(405,428)	(4,447)
						(1,071,603)	76,560
Chile
Sociedad Quimica Mineral	Goldman Sachs	9/15/2020	1.16%	Monthly	(4,186)	(227,383)	12,642
China
58 Com. Inc.	Goldman Sachs	9/15/2020	1.16%	Monthly	(3,749)	(268,953)	25,531
Bitauto Holdings Ltd. - SP ADR	Goldman Sachs	9/15/2020	1.16%	Monthly	(3,519)	(104,268)	15,406
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.50%	Monthly	(64,000)	(209,566)	14,554
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	12/31/2021	0.50%	Monthly	(35,600)	(171,077)	17,633
Cosco Shipping Development Co., Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(1,143,000)	(235,299)	(1,283)
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	9/15/2020	0.50%	Monthly	(413,000)	(196,935)	(4,528)
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.50%	Monthly	(694,000)	(271,687)	7,255
Huaneng Power International Inc., Class H	Goldman Sachs	12/31/2021	0.50%	Monthly	(434,000)	(277,163)	16,798
Maanshan Iron & Steel	Goldman Sachs	9/15/2020	0.50%	Monthly	(628,000)	(308,899)	(31,550)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.50%	Monthly	(48,600)	(311,080)	37,392
Parkson Retail Group Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(1,472,000)	(207,947)	(674)
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2020	0.50%	Monthly	(97,000)	(136,448)	8,688
Tian Ge Interactive Holdings Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(298,000)	(245,155)	(5,498)
Tuniu Corp. - SP ADR	Goldman Sachs	9/15/2020	1.16%	Monthly	(34,379)	(298,066)	23,177
Yashili International Holdings Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(1,054,000)	(207,827)	2,239
						(3,450,370)	125,139
Colombia
Ecopetrol SA - SP ADR	Goldman Sachs	9/15/2020	1.16%	Monthly	(26,866)	(311,646)	(1,200)
Denmark
Carlsberg	Goldman Sachs	9/15/2020	-0.48%	Monthly	(2,475)	(293,618)	(1,177)
France
Edenred	Goldman Sachs	9/15/2020	-0.30%	Monthly	(4,024)	(115,033)	(1,036)
Hong Kong
Bank Of East Asia Ltd. (The)	Goldman Sachs	12/31/2021	0.50%	Monthly	(52,709)	(234,075)	(11,392)
Capital Environment Holdings Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(3,138,000)	(124,553)	1,613
Cathay Pacific Airways	Goldman Sachs	9/15/2020	0.50%	Monthly	(225,000)	(345,668)	5,704
China Aircraft Leasing Group Holdings Ltd.	Morgan Stanley	9/15/2020	0.53%	Monthly	(168,500)	(176,545)	(3,834)
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(78,000)	(214,806)	4,410
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(58,600)	(223,024)	18,576
Fullshare Holdings	Goldman Sachs	9/15/2020	0.50%	Monthly	(465,000)	(194,689)	1,286
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(150,500)	(138,165)	(207)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(152,200)	(297,642)	(10,005)
Hong Kong Exchanges & Clearing Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	(5,724)	(173,080)	6,334
MTR Corp.	Goldman Sachs	9/15/2020	0.50%	Monthly	(48,056)	(283,318)	(6,122)
Towngas China Co., Ltd.	Macquarie	12/31/2021	0.19%	Monthly	(278,195)	(222,425)	3,012
Vision Fame International Holdings Ltd.	Macquarie	9/19/2018	0.19%	Monthly	(138,000)	(6,538)	(366)
						(2,634,528)	9,007
India
Axis Bank	Goldman Sachs	9/15/2020	1.16%	Monthly	(4,371)	(179,430)	4,368
Wipro Ltd. - SP ADR	Goldman Sachs	9/15/2020	1.16%	Monthly	(20,277)	(109,293)	(1,013)
						(288,723)	3,355
Indonesia
H. M. Sampoerna	Macquarie	9/18/2018	1.18%	Monthly	(955,400)	(289,601)	5,373
Unilever Indonesia TBK PT	Macquarie	9/19/2018	1.18%	Monthly	(102,900)	(375,053)	(2,749)
						(664,654)	2,624
Italy
Prada S.P.A.	Goldman Sachs	12/31/2021	0.50%	Monthly	(59,500)	(202,646)	(6,474)
Malaysia
Digi.com. Bhd	Morgan Stanley	9/15/2020	1.16%	Monthly	(314,800)	(357,176)	(6,744)
Maxis Bhd	Morgan Stanley	9/15/2020	1.16%	Monthly	(220,000)	(319,012)	(3,556)
						(676,188)	(10,300)
Mexico
Fresnillo PLC	Goldman Sachs	12/31/2021	0.46%	Monthly	(5,768)	(100,782)	82
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/15/2020	1.16%	Monthly	(3,330)	(62,138)	172
Telesites SAB CV	Goldman Sachs	9/15/2020	1.16%	Monthly	(268,700)	(212,680)	(27)
						(375,600)	226
Philippines
Emperador Inc.	Macquarie	9/18/2018	1.18%	Monthly	(790,400)	(115,588)	(2,727)
Poland
Energa SA	Goldman Sachs	9/15/2020	1.16%	Monthly	(44,498)	(152,311)	869
Eurocash SA	Goldman Sachs	9/15/2020	1.16%	Monthly	(12,667)	(98,621)	(4,558)
Grupa Kety SA	Goldman Sachs	9/15/2020	1.16%	Monthly	(1,017)	(111,510)	(2,960)
LPP SA	Goldman Sachs	9/15/2020	1.16%	Monthly	(57)	(132,004)	(3,052)
PGE Polska Grupa Energetyczna SA	Goldman Sachs	12/31/2021	1.16%	Monthly	(52,653)	(178,001)	3,184
Tauron Polska Energia	Goldman Sachs	9/15/2020	1.16%	Monthly	(127,621)	(112,122)	2,714
						(784,569)	(3,802)
Singapore
Sats Ltd. NPV	Goldman Sachs	9/15/2020	0.54%	Monthly	(74,100)	(290,664)	(12,650)
SembCorp. Marine Ltd.	Morgan Stanley	12/31/2021	1.03%	Monthly	(151,200)	(208,677)	(7,207)
Singapore Airlines Ltd. NPV	Goldman Sachs	9/15/2020	0.54%	Monthly	(42,100)	(335,891)	(6,559)
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	0.54%	Monthly	(144,700)	(296,661)	(8,073)
						(1,131,893)	(34,488)
South Africa
MTN Group Ltd.	Goldman Sachs	9/15/2020	6.55%	Monthly	(34,180)	(322,692)	1,899
South Korea
Amorepacific Group	Goldman Sachs	9/15/2020	1.16%	Monthly	(2,901)	(393,198)	3,960
Celltrion Health	Goldman Sachs	9/19/2018	1.16%	Monthly	(211)	(16,907)	(176)
Celltrion Health	Macquarie	9/19/2018	1.16%	Monthly	(1,931)	(154,729)	(1,670)
Celltrion Inc.	Goldman Sachs	9/15/2020	1.16%	Monthly	(1,105)	(203,180)	21,277
CJ CGV Co., Ltd.	Morgan Stanley	9/15/2020	1.16%	Monthly	(6,612)	(433,813)	29,158

The accompanying notes are an integral part of the portfolio of investments.

6

Hite Jinro Co. Ltd.	Goldman Sachs	9/15/2020	1.16%	Monthly	(11,626)	(253,192)	13,666
Kakao Corp.	Goldman Sachs	12/31/2021	1.16%	Monthly	(1,601)	(202,040)	33,164
LG Display Co., Ltd.	Goldman Sachs	9/15/2020	1.16%	Monthly	(9,740)	(278,300)	3,501
Paradise Co. Ltd.	Morgan Stanley	12/31/2021	1.16%	Monthly	(20,490)	(479,477)	(12,102)
Posco Daewoo Corp.	Macquarie	9/18/2018	1.18%	Monthly	(16,390)	(280,767)	(6,273)
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	12/31/2021	1.16%	Monthly	(32,801)	(362,732)	(3,495)
Seah Besteel Corp.	Goldman Sachs	12/31/2021	1.16%	Monthly	(10,020)	(278,442)	2,690
						(3,336,777)	83,701
Switzerland
Cie Financiere Richemont SA	Goldman Sachs	9/15/2020	6.55%	Monthly	(11,360)	(97,587)	5,472
Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	1.16%	Monthly	(424,000)	(180,075)	(977)
Cheng Shin Rubber	Goldman Sachs	9/15/2020	1.16%	Monthly	(90,000)	(154,231)	6,293
Eclat Textile Co., Ltd.	Goldman Sachs	12/31/2021	1.16%	Monthly	(21,500)	(194,003)	12,529
Feng Tay Enterprise	Goldman Sachs	9/15/2020	1.16%	Monthly	(65,000)	(271,971)	18,805
Innolux Corp.	Goldman Sachs	9/15/2020	1.16%	Monthly	(575,000)	(252,828)	1,527
Sitronix Technology	Goldman Sachs	9/15/2020	1.16%	Monthly	(36,000)	(98,989)	401
United Microelectronics Corp. - SP ADR	Goldman Sachs	9/15/2020	1.16%	Monthly	(157,132)	(400,686)	21,988
						(1,552,783)	60,566
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	1.16%	Monthly	(203,900)	(389,122)	(22,212)
Kasikornbank PCL	Goldman Sachs	9/15/2020	1.16%	Monthly	(22,800)	(158,975)	(3,770)
Thai Airways International PCL - NVDR	Morgan Stanley	12/31/2021	1.16%	Monthly	(496,100)	(259,746)	1,592
						(807,843)	(24,390)
United Kingdom
Antofagasta PLC	Goldman Sachs	12/31/2021	0.46%	Monthly	(10,641)	(131,050)	7,823
Standard Chartered PLC	Goldman Sachs	12/31/2020	0.46%	Monthly	(25,013)	(249,548)	(4,972)
Subsea 7 S.A Com.	Goldman Sachs	9/15/2020	0.48%	Monthly	(18,765)	(274,515)	8,563
						(655,113)	11,414
Total Short						(19,344,653)	301,770
Net unrealized gain/(loss) on Contracts For Difference							$(483,129)

The accompanying notes are an integral part of the portfolio of investments.

7

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$1,029,422	$1,029,422	$-	$-
Australia	152,535	-	152,535	-
Bermuda	185,534	185,534	-	-
Brazil	2,531,893	2,081,658	450,235	-
Canada	188,924	188,924	-	-
Chile	567,490	422,605	144,885	-
China	2,759,710	2,396,182	363,528	-
Colombia	195,485	195,485	-	-
Greece	335,582	335,582	-	-
Hong Kong	964,213	344,848	619,365	-
Hungary	902,655	538,857	363,798	-
India	2,031,495	1,253,750	777,745	-
Indonesia	192,704	192,704	-	-
Malaysia	365,986	-	365,986	-
Mexico	3,710,339	3,567,063	143,276	-
Netherlands	1,122,339	241,495	880,844	-
Poland	354,257	354,257	-	-
Russia	1,484,985	1,484,985	-	-
South Africa	3,729,845	1,456,838	2,273,007	-
South Korea	2,070,620	1,133,753	936,867	-
Taiwan	688,869	-	688,869	-
Thailand	459,558	459,558	-	-
Turkey	1,795,720	904,919	890,801	-
United Arab Emirates	611,887	611,887	-	-
United Kingdom	882,911	882,911	-	-
United States	1,550,330	1,550,330	-	-
Exchange Traded Funds	351,739	351,739	-	-
Preferred Stocks
Brazil	831,094	599,213	231,881	-
Russia	188,020	-	188,020	-
South Korea	2,371,883	-	2,371,883	-
Warrants	3,700	-	-	3,700
Short-Term Investments	20,676,785	20,676,785	-	-
Contracts For Difference
Equity Contracts	713,222	-	713,222	-
Total Assets	$56,001,731	$43,441,284	$12,556,747	$3,700

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Contracts For Difference
Equity Contracts	$(1,196,351)	$-	$(1,196,351)	$-
Total Liabilities	$(1,196,351)	$-	$(1,196,351)	$-

The accompanying notes are an integral part of the portfolio of investments.

8

BOSTON PARTNERS INVESTMENT FUNDS	NOVEMBER 30, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—101.5%
COMMON STOCKS—53.6%
Argentina—1.8%
Pampa Energia SA - SP ADR*	646	$41,163
YPF SA - SP ADR*	2,762	62,670
		103,833
Australia—0.3%
Syrah Resources Ltd.*	4,944	15,482
Bermuda—0.3%
Marvell Technology Group Ltd.	871	19,458
Brazil—0.8%
Aliansce Shopping Centers SA*	4,100	21,343
Ambev SA - ADR	2,120	13,123
Embraer SA - SP ADR	724	13,857
		48,323
Canada—0.3%
Ivanhoe Mines Ltd., Class A*	5,218	17,836
Chile—1.0%
Geopark Ltd.*	4,930	42,447
Inversiones La Construccion SA	967	14,733
		57,180
China—13.4%
Alibaba Group Holding Ltd. - SP ADR*	1,151	203,819
Baidu, Inc. - SP ADR*	342	81,594
China Meidong Auto Holdings Ltd.	42,000	12,799
China Telecom Corp Ltd.	96,000	46,508
JD.com, Inc. - ADR*	867	32,469
Momo, Inc. - SP ADR*	375	9,000
NetEase, Inc. - ADR	127	41,746
Shanghai Haohai Biological Technology Co., Ltd.	4,900	22,731
Sunny Optical Technology Group Co., Ltd.	2,000	33,633
Tencent Holdings Ltd.	5,600	286,726
Vipshop Holdings Ltd. - ADR*	1,193	9,818
		780,843
Colombia—0.3%
Almacenes Exito SA	3,500	19,006
Hong Kong—2.9%
AIA Group Ltd.	3,200	26,073
China Mobile Ltd. - SP ADR	687	34,927
China Unicom Hong Kong Ltd.*	30,000	43,755
WH Group Ltd.	59,000	62,842
		167,597
Hungary—1.6%
OTP Bank PLC	964	36,854
Richter Gedeon Nyrt	1,196	30,905
Waberer's International Nyrt*	1,381	25,455
		93,214
India—1.6%
Videocon d2h Ltd. - ADR*	9,449	90,144
WNS Holdings Ltd. - ADR*	42	1,727
		91,871
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,824	22,453

The accompanying notes are an integral part of the portfolio of investments.

1

Malaysia—0.6%
Bumi Armada Bhd*	202,600	37,304
Mexico—7.1%
Alpek SAB de CV	68,900	86,702
America Movil SAB de CV	957	16,365
Becle SAB de CV*	16,400	27,194
Cemex SAB de CV - SP ADR*	8,764	66,519
Credito Real SAB de CV SOFOM ER	37,600	55,103
Gentera SAB de CV	20,200	18,438
Gruma SAB de CV	1,365	16,909
Grupo GICSA SA de CV*	92,100	49,571
Qualitas Controladora SAB de CV	24,800	45,181
Unifin Financiera SAB de CV SOFOM ENR	6,500	21,274
Vista Oil & Gas SAB de CV*	1,311	12,837
		416,093
Netherlands—2.0%
Heineken Holding NV	930	89,538
VEON Ltd.	6,055	24,462
		114,000
Russia—2.6%
Mobile TeleSystems PJSC - SP ADR	1,929	20,004
Sberbank of Russia PJSC - SP ADR	5,459	90,510
Yandex NV, Class A*	1,193	39,500
		150,014
South Africa—6.5%
Barclays Africa Group Ltd.	3,664	41,915
Barloworld Ltd.	4,026	45,265
Clover Industries Ltd.	22,873	20,230
FirstRand Ltd.	5,129	21,047
Imperial Holdings Ltd.	2,204	36,654
JSE Ltd.	4,506	43,992
Naspers Ltd.	355	95,276
Nedbank Group Ltd.	2,207	37,106
Tongaat Hulett Ltd.	4,887	37,849
		379,334
South Korea—1.4%
KT Corp. - SP ADR	3,942	61,495
Orion Corp.*	186	19,570
		81,065
Thailand—0.8%
SPCG PCL	72,900	47,990
Turkey—1.2%
Ford Otomotiv Sanayi AS	1,419	19,948
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	2,919	39,396
Yapi ve Kredi Bankasi AS*	8,903	9,418
		68,762
United Kingdom—3.7%
Atrium European Real Estate Ltd.	10,922	53,183
BGEO Group PLC	1,358	60,038
Georgia Healthcare Group PLC*	1,682	8,007
Petra Diamonds Ltd.*	75,330	68,511
TBC Bank Group PLC	1,296	27,710
		217,449
United States—3.0%
Air Lease Corp.	660	28,578
Cognizant Technology Solutions Corp., Class A	316	22,840
Kosmos Energy Ltd.*	1,873	14,947
Liberty Global PLC LiLAC, Class C*	4,270	88,602
Micron Technology, Inc.*	535	22,679

The accompanying notes are an integral part of the portfolio of investments.

2

		177,646
TOTAL COMMON STOCKS
(Cost $3,074,806)		3,126,753
EXCHANGE TRADED FUNDS—2.4%
Thailand—0.6%
Jasmine Broadband Internet Infrastructure Fund	98,000	35,407
United States—1.8%
iShares MSCI India ETF	3,069	106,740
TOTAL EXCHANGE TRADED FUNDS
(Cost $141,138)		142,147
PREFERRED STOCKS—1.3%
Brazil—1.3%
Banco Bradesco SA, 2.082%	5,005	48,999
Itau Unibanco Holding SA, 4.360%	1,900	23,944
		72,943
TOTAL PREFERRED STOCKS
(Cost $78,427)		72,943
SHORT-TERM INVESTMENTS—44.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.97%	2,577,429	2,577,429
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,577,429)		2,577,429
TOTAL INVESTMENTS—101.5%
(Cost $5,871,800)		5,919,272
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.5)%		(88,005)
NET ASSETS—100.0%		$5,831,267

ADR	American Depositary Receipt

PLC	Public Limited Company

SPADR	Sponsored American Depositary Receipt

*	Non-income producing.

The accompanying notes are an integral part of the portfolio of investments.

3

Contracts For Difference held by the Fund at November 30, 2017, are as follows:

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
Brazil
AES Tiete Energia SA	Goldman Sachs	9/15/2020	1.33%	Monthly	7,900	$31,615	$(1,184)
Cia de Saneamento Basico	Goldman Sachs	9/15/2020	1.33%	Monthly	4,600	45,952	37
Cia de Transmissao de Energia Eletrica Paulista	Goldman Sachs	9/15/2020	1.33%	Monthly	600	11,174	156
Cia Saneamento Min Com NPV	Goldman Sachs	9/15/2020	1.33%	Monthly	1,000	12,482	7
Companhia de Gas	Goldman Sachs	9/15/2020	1.33%	Monthly	800	14,023	3,276
Eneva SA	Goldman Sachs	9/15/2020	1.33%	Monthly	2,100	8,949	120
Movida Participacoes SA	Goldman Sachs	9/15/2020	1.33%	Monthly	21,700	45,873	(1,976)
Qualicorp SA	Goldman Sachs	9/15/2020	1.34%	Monthly	4,800	44,930	(3,715)
Sul America SA	Goldman Sachs	9/15/2020	1.33%	Monthly	5,900	32,245	(1,620)
						247,243	(4,899)
China
Agricultural Bank	Goldman Sachs	9/15/2020	0.72%	Monthly	43,000	20,092	(65)
China Lesso Group	Goldman Sachs	9/15/2020	0.72%	Monthly	82,000	52,551	(66)
China Machinery	Goldman Sachs	9/15/2020	0.72%	Monthly	27,000	17,522	1,372
China Meidong Auto Holdings Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	44,000	13,408	672
Gree Electric Appliances Inc.	Goldman Sachs	9/15/2020	1.33%	Monthly	6,200	39,813	(4,898)
Haier Electronics	Goldman Sachs	9/15/2020	0.72%	Monthly	7,000	18,884	(1,468)
Hangzhou Hikvision	Goldman Sachs	9/15/2020	1.33%	Monthly	10,300	57,683	(8,018)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.33%	Monthly	1,900	29,900	(4,870)
PICC Property & Casualty	Goldman Sachs	9/15/2020	0.72%	Monthly	8,000	15,240	(1,031)
Qingdao Haier Co. Ltd.	Goldman Sachs	9/15/2020	1.33%	Monthly	11,000	28,770	(4,820)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.33%	Monthly	3,700	36,716	(4,564)
						330,579	(27,754)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	1.33%	Monthly	3,956	16,886	484
EFG-Hermes Holdings	Goldman Sachs	9/15/2020	1.33%	Monthly	12,755	17,528	840
						34,414	1,324
Greece
FF Group	Goldman Sachs	9/15/2020	-0.37%	Monthly	844	15,601	(280)
Motor Oil SA	Goldman Sachs	9/15/2020	-0.37%	Monthly	1,361	32,690	(358)
Titan Cement Co. SA	Goldman Sachs	9/15/2020	-0.37%	Monthly	744	18,349	549
						66,640	(89)
Hong Kong
K. Wah International Holdings Ltd.	Goldman Sachs	9/15/2020	0.72%	Monthly	20,000	10,736	(23)
Kunlun Energy Corp.	Goldman Sachs	9/15/2020	0.72%	Monthly	18,000	15,635	834
XIinyi Glass Holdings Ltd.	Goldman Sachs	9/15/2020	1.33%	Monthly	14,000	17,107	1,759
						43,478	2,570
Israel
Gazit-Globe Ltd.	Goldman Sachs	9/15/2020	0.10%	Monthly	7,309	76,130	3,887
Tamar Petroleum Ltd.	Goldman Sachs	9/15/2020	0.10%	Monthly	14,837	85,493	(3,117)
						161,623	771
Luxembourg
Samsonite International SA	Goldman Sachs	12/31/2021	0.72%	Monthly	10,800	44,596	(981)
Poland
AmRest Holdings SE	Goldman Sachs	9/15/2020	1.33%	Monthly	189	19,599	590
Cyfrowy Polsat SA	Goldman Sachs	9/15/2020	1.33%	Monthly	2,299	16,238	268
						35,837	858
Russia
Sberbank of Russia PJSC	Goldman Sachs	9/15/2020	1.33%	Monthly	6,000	18,928	(560)
South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	1.33%	Monthly	3,280	28,699	820
Eugene Technology	Goldman Sachs	9/15/2020	1.33%	Monthly	1,962	39,809	(1,748)
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	1.33%	Monthly	600	26,187	1,071
Hyundai Mobis Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	97	24,378	1,884
Kiwoom Securities	Goldman Sachs	9/15/2020	1.33%	Monthly	451	34,264	(117)
KT&G Corp.	Goldman Sachs	9/15/2020	1.33%	Monthly	391	43,834	1,890
LG Chem Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	131	50,466	1,071
LG Uplus Corp.	Goldman Sachs	12/31/2021	1.33%	Monthly	3,390	43,293	4,606
Naver Corp.	Goldman Sachs	9/15/2020	1.33%	Monthly	55	40,643	70
NCSoft Corp.	Goldman Sachs	9/15/2020	1.33%	Monthly	28	11,286	(601)
Samsung Electronics Co.	Goldman Sachs	9/15/2020	1.33%	Monthly	125	242,425	(9,443)
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	58	136,501	(9,860)
Samsung SDI Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	423	82,896	(1,486)
SK Hynix Inc.	Goldman Sachs	9/15/2020	1.33%	Monthly	280	19,957	(1,772)
						824,638	(13,615)
Taiwan
Hon Hai Precision Industry Co., Ltd.	Goldman Sachs	9/15/2020	1.33%	Monthly	12,000	40,283	(1,262)
Pegatron Corp.	Goldman Sachs	12/31/2021	1.33%	Monthly	14,000	32,100	222
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.33%	Monthly	23,000	173,732	(12,325)
						246,115	(13,365)
Turkey
Akbank Turk AS	Goldman Sachs	9/15/2020	1.33%	Monthly	13,828	31,719	87
Haci Omer Sabanci Holding AS	Goldman Sachs	9/15/2020	1.33%	Monthly	10,209	26,468	(1,241)
Logo Yazilim Sanayi	Goldman Sachs	9/15/2020	1.33%	Monthly	1,939	27,779	217
Turkiye Garanti Bankasi AS	Goldman Sachs	9/15/2020	1.33%	Monthly	9,360	22,932	103
Turkiye Sinai Kalkinma Bankasi AS	Goldman Sachs	9/15/2020	1.33%	Monthly	95,970	33,085	(112)
Yatas Yatak ve Yorgan	Goldman Sachs	9/15/2020	1.33%	Monthly	7,420	47,674	351
189,657	(597)

The accompanying notes are an integral part of the portfolio of investments.

4

United Arab Emirates
Abu Dhabi Commercial Bank PJSC	Goldman Sachs	9/15/2020	1.33%	Monthly	11,273	21,637	(564)
Emaar Malls PJSC	Goldman Sachs	9/15/2020	1.33%	Monthly	70,361	41,186	(21)
						62,823	(586)
Total Long						2,306,571	(56,924)
Net unrealized gain/(loss) on Contracts For Difference						2,306,571	$(56,924)

The accompanying notes are an integral part of the portfolio of investments.

5

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$103,833	$103,833	$-	$-
Australia	15,482	-	15,482	-
Bermuda	19,458	19,458	-	-
Brazil	48,323	48,323	-	-
Canada	17,836	17,836	-	-
Chile	57,180	42,447	14,733	-
China	494,117	391,245	102,872	-
Colombia	19,006	19,006	-	-
Hong Kong	454,323	34,927	419,396	-
Hungary	93,214	56,360	36,854	-
India	91,871	91,871	-	-
Indonesia	22,453	22,453	-	-
Malaysia	37,304	-	37,304	-
Mexico	416,093	403,256	12,837	-
Netherlands	114,000	24,462	89,538	-
Russia	150,014	150,014	-	-
South Africa	379,334	147,336	231,998	-
South Korea	81,065	81,065	-	-
Thailand	47,990	47,990	-	-
Turkey	68,762	59,344	9,418	-
United Kingdom	217,449	157,411	60,038	-
United States	177,646	177,646	-	-
Exchange Traded Funds	142,147	142,147	-	-
Preferred Stocks
Brazil	72,943	48,999	23,944	-
Short-Term Investments	2,577,429	2,577,429	-	-
Contracts For Difference
Equity Contracts	27,243	-	27,243	-
Total Assets	$5,946,515	$4,864,858	$1,081,657	$-

	Total Value as of November 30, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Contracts For Difference
Equity Contracts	$(84,167)	$-	$(84,167)	$-
Total Liabilities	$(84,167)	$-	$(84,167)	$-

The accompanying notes are an integral part of the portfolio of investments.

6

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

Portfolio Valuation — Each Boston Partners Investment Fund’s, Boston Partners Small Cap Value Fund II (“ BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“ BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“ BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“ BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“ BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“ BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“ BP Emerging Markets Long/Short Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), and collectively with the BP Funds, the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 - quoted prices in active markets for identical securities;
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of November 30, 2017 is included in each Fund’s Portfolio of Investments.

1

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“ U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Global Equity Fund, securities held as long positions with an end of period value of $9,239,733 transferred from Level 2 into Level 1. For the BP Global Long/Short Fund, securities held as long positions with an end of period value of $16,059,156 transferred from Level 2 into Level 1. For the BP Emerging Markets Long/Short Fund, securities held as long positions with an end of period value of $2,160,061 transferred from Level 2 into Level 1. For the BP Global Long/Short Fund, securities held as short positions with an end of period value of $12,129,711 transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at November 30, 2017. For the BP Global Equity Fund, securities held as long positions with an end of period value of $8,068,330 transferred from Level 1 into Level 2. For the BP Global Long/Short Fund, securities held as long positions with an end of period value of $14,088,192 transferred from Level 1 into Level 2. These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at November 30, 2017.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of November 30, 2017, all of each Fund’s written options were exchange-traded options.

2

For the period ended November 30, 2017, the average quarterly volume of derivatives is as follows:

Fund	Purchased Options (Cost)	Written Options (Proceeds)
BP Long/Short Equity Fund	$—	$2,871,380

BP Global Long/Short Fund	—	1,392,449

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on Arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

3

Contracts for Difference — The BP Global Long/Short Fund, the BP Long/Short Research Fund, the BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of November 30, 2017, the BP Long/Short Research Fund, the BP Global Long/Short Fund, the BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund held CFDs.

For the period ended November 30, 2017, the average volume of CFDs is as follows:

Fund	Notional Amount Long	Notional Amount Short
BP Long/Short Research Fund	$105,550,114	$77,274,593
BP Global Long/Short Fund	—	11,127,568
BP Emerging Markets Long/Short Fund	19,261,009	18,650,399
BP Emerging Markets Fund	1,153,286	N/A

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Company’s Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the three month period ended November 30, 2017, the Funds participated in securities lending.

4

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Company's Board of Directors. Therefore, not all restricted securities are considered illiquid.

At November 30, 2017, the Funds did not hold any restricted securities that were illiquid.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 84.8%
U.S. TREASURY OBLIGATIONS — 84.8%
United States Treasury Bill	1.009%	01/04/18	1,090,000	$1,088,972
United States Treasury Bill	1.049%	01/18/18	1,710,000	1,707,633
United States Treasury Bill	1.068%	02/22/18	1,890,000	1,884,913
United States Treasury Bill	1.069%	03/29/18	1,390,000	1,384,191
United States Treasury Bill	1.399%	05/24/18	1,825,000	1,812,717
				7,878,426
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,880,200)				7,878,426
TOTAL INVESTMENTS — 84.8%
(Cost $7,880,200)				7,878,426

OTHER ASSETS IN EXCESS OF LIABILITIES — 15.2%				1,417,007
NET ASSETS — 100.0%				$9,295,433

*	Short-term investments reflect the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

Futures contracts outstanding as of November 30, 2017 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10 Year Mini Japanese Government Bond	Dec-17	11	$977,387	$(3,920)
3-Month Euro Euribor	Dec-18	36	10,712,245	5,644
90-DAY Bank Bill	Mar-18	13	9,833,214	1,310
Amsterdam Index	Dec-17	2	257,142	2,354
Australian 10-Year Bond	Dec-17	1	75,640	310
Australian 3-Year Bond	Dec-17	1	75,640	(2)
Brent Crude	Feb-18	2	125,260	1,317
CAC40 10 Euro	Dec-17	3	191,660	2,995
Canadian 10-Year Bond	Mar-18	2	155,021	(182)
Cattle Feeder Futures	Jan-18	1	77,090	2,122
DAX Index	Dec-17	1	388,393	3,584
DJIA Mini E-CBOT	Dec-17	4	485,480	40,282
Euro BUXL 30-Year Bond Futures	Dec-17	1	119,025	261
Euro Stoxx 50	Dec-17	5	212,638	422
Euro-Bobl	Dec-17	6	714,150	(424)
Euro-BTP	Dec-17	2	238,050	10,103
Euro-Bund	Dec-17	3	357,075	687
Euro-Oat	Dec-17	4	476,100	13,862
Euro-Schatz	Dec-17	35	4,165,873	160
FTSE 100 Index	Dec-17	2	198,234	363
FTSE/JSE TOP 40	Dec-17	6	234,072	2,635
FTSE/MIB Index	Dec-17	1	133,171	1,587
Gasoline RBOB	Jan-18	1	72,660	(2,632)
Gold 100 Oz	Feb-18	1	127,670	(1,032)
Hang Seng Index	Dec-17	1	187,698	(3,300)
Lean Hogs	Feb-18	1	27,912	(63)
Live Cattle	Feb-18	1	49,988	(1,383)
London Metals Exchange Aluminum	Dec-17	3	152,475	(4,536)
London Metals Exchange Copper	Dec-17	2	336,975	(3,526)
London Metals Exchange Nickel	Dec-17	1	66,342	(4,161)
London Metals Exchange Zinc	Dec-17	1	79,181	2,022
Long Gilt	Mar-18	1	135,239	(948)
Low Sulphur Gasoil G Futures	Jan-18	2	111,600	(1,803)
MSCI Singapore Exchange ETS	Dec-17	6	172,712	73
MSCI Taiwan Index	Dec-17	6	235,260	(7,301)
Nasdaq 100 E-Mini	Dec-17	2	254,760	8,621
Nikkie 225 (Osaka Securities Exchange)	Dec-17	3	303,012	36,566
OMX Stockholm 30 Index	Dec-17	9	173,099	(1,266)
Palladium	Mar-18	1	100,355	1,118
Platinum	Jan-18	1	47,125	(257)
Russell 2000 E-Mini	Dec-17	2	154,540	11,032
S&P 500 E-Mini	Dec-17	4	529,580	29,234
S&P Mid 400 E-Mini	Dec-17	1	190,000	13,588
S&P/TSX 60 Index	Dec-17	3	442,367	6,117
SGX Nifty 50	Dec-17	10	205,560	(2,574)
SPI 200 Index	Dec-17	2	226,391	4,478
Sugar No. 11 (World)	Mar-18	1	16,890	42
Topix Index	Dec-17	3	479,008	33,479
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-18	1	127,066	(1,431)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-18	1	116,735	(1,916)
WTI Crude	Jan-18	2	114,800	275
$193,986

The accompanying notes are an integral part of the consolidated portfolio of investments.

2

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
90-Day Euro	Dec-18	20	$(5,000,000)	$10,694
90-Day Sterling	Dec-18	2	(338,098)	14
Cocoa	Mar-18	1	(20,490)	507
Coffee	Mar-18	1	(48,188)	109
Corn	Mar-18	10	(177,875)	(1,229)
Cotton No.2	Mar-18	1	(36,405)	(2,078)
London Metals Exchange Aluminum	Dec-17	2	(101,650)	3,718
London Metals Exchange Copper	Dec-17	1	(168,488)	(4,996)
Natural Gas	Jan-18	2	(60,500)	5,175
U.S. Treasury 10-Year Notes	Mar-18	2	(198,621)	1,341
U.S. Treasury 2-Year Notes	Mar-18	22	(4,378,735)	1,685
U.S. Treasury 5-Year Notes	Mar-18	8	(786,763)	2,675
Wheat	Mar-18	4	(86,600)	2,276
				$19,891
Total Futures Contracts				$213,877

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Expiration Date	Unrealized Appreciation (Depreciation)
AUD	850,000	USD	676,012	UBS	Dec 20 2017	$(33,139)
CAD	600,000	USD	484,818	UBS	Dec 20 2017	(19,594)
CHF	50,000	USD	52,946	UBS	Dec 20 2017	(2,024)
EUR	650,000	USD	778,215	UBS	Dec 20 2017	(3,447)
GBP	450,000	USD	595,270	UBS	Dec 20 2017	13,819
JPY	55,500,000	USD	507,347	UBS	Dec 20 2017	(13,623)
NOK	6,150,000	USD	790,521	UBS	Dec 20 2017	(50,744)
NZD	400,000	USD	287,708	UBS	Dec 20 2017	(14,390)
SEK	6,300,000	USD	794,045	UBS	Dec 20 2017	(40,124)
USD	655,881	AUD	850,000	UBS	Dec 20 2017	13,008
USD	395,517	CAD	500,000	UBS	Dec 20 2017	7,830
USD	104,558	CHF	100,000	UBS	Dec 20 2017	2,714
USD	352,387	EUR	300,000	UBS	Dec 20 2017	(5,199)
USD	397,016	GBP	300,000	UBS	Dec 20 2017	(9,043)
USD	576,959	JPY	64,500,000	UBS	Dec 20 2017	3,172
USD	556,142	NOK	4,500,000	UBS	Dec 20 2017	14,842
USD	560,463	NZD	800,000	UBS	Dec 20 2017	13,827
USD	618,537	SEK	5,100,000	UBS	Dec 20 2017	8,221

Total Forward Foreign Currency Contracts						$(113,894)

AUD - Australian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	USD - United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

4

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Campbell Dynamic Trend Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Dynamic Trend Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Dynamic Trend Program, and (iii) allocating the remainder of its assets directly in an actively managed investment grade securities portfolio (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2017, the net assets of the Subsidiary were $328,695 which represented 3.6% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 –	quoted prices in active markets for identical securities;

●	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Fund's investments carried at fair value.

	TOTAL FAIR VALUE	LEVEL 1 QUOTED PRICE	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Short-Term Investments	$7,878,426	$7,878,426	$-	$-
Commodity Contracts
Futures	18,681	18,681	-	-
Equity Contracts
Futures	197,410	197,410	-	-
Interest Rate Contracts
Futures	48,746	48,746	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	77,433	-	77,433	-
Total Assets	$8,220,696	$8,143,263	$77,433	$-

	TOTAL FAIR VALUE	LEVEL 1 QUOTED PRICE	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(27,696)	$(27,696)	$-	$-
Equity Contracts			-	-
Futures	(14,441)	(14,441)	-	-
Interest Rate Contracts			-	-
Futures	(8,823)	(8,823)	-	-
Foreign Currency Contracts			-	-
Forward Foreign Currency Contracts	(191,327)	-	(191,327)	-
Total Liabilities	$(242,287)	$(50,960)	$(191,327)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2, and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classifications of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017 the Fund had no transfers between Levels 1, 2, and 3.

5

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund's derivative holdings as of November 30, 2017, grouped by contract type and risk exposure category.

DERIVATIVE TYPE		EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Asset Derivatives
Forward Contracts	Unrealized appreciation on forward foreign currency contracts	$-	$-	$77,433	$-	$77,433
Futures Contracts (a)	Unrealized appreciation on futures contracts	197,410	48,746	-	18,681	264,837
Total Value - Assets		$197,410	$48,746	$77,433	$18,681	$342,270

Liability Derivatives
Forward Contracts	Unrealized depreciation on forward foreign currency contracts	$-	$-	$(191,327)	$-	$(191,327)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(14,441)	(8,823)	-	(27,696)	(50,960)
Total Value - Liabilities		$(14,441)	$(8,823)	$(191,327)	$(27,696)	$(242,287)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended November 30, 2017, the Fund's quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS-RECEIVABLE (VALUE AT TRADE DATE)
$66,470,886	$(6,726,915)	$(10,833,985)	$(10,785,409)

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

6

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

CAMPBELL MULTI-ASSET CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 75.4%
U.S. TREASURY OBLIGATIONS — 75.4%
United States Treasury Bill	1.009%	01/04/18	625,000	$624,411
United States Treasury Bill	1.049%	01/18/18	3,150,000	3,145,640
United States Treasury Bill	1.054%	02/22/18	2,225,000	2,219,011
United States Treasury Bill	1.048%	03/29/18	1,605,000	1,598,292
United States Treasury Bill	1.399%	05/24/18	3,525,000	3,501,275
				11,088,629
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,091,012)				11,088,629
TOTAL INVESTMENTS — 75.4%
(Cost $11,091,012)				11,088,629

OTHER ASSETS IN EXCESS OF LIABILITIES — 24.6%				3,610,523
NET ASSETS — 100.0%				$14,699,152

*	Short-term investments reflect the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

1

CAMPBELL MULTI-ASSET CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

Futures contracts outstanding as of November 30, 2017 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
3-Month Euro Euribor	Dec-18	107	$31,839,174	$15,342
90-Day Euro	Dec-18	170	42,500,000	(102,442)
90-Day Sterling	Dec-18	45	7,607,211	(3,992)
Amsterdam Index	Dec-17	6	771,424	7,062
Australian 10-Year Bond	Dec-17	23	1,739,722	52,240
Australian 3-Year Bond	Dec-17	144	10,892,175	45,159
Bank Acceptance	Dec-17	32	24,803,317	19,788
Brent Crude	Feb-18	9	563,670	4,064
CAC40 10 Euro	Dec-17	3	191,660	2,996
Canadian 10-Year Bond	Mar-18	1	77,510	285
Cotton No.2	Mar-18	6	218,430	3,337
Euro Stoxx 50	Dec-17	16	680,442	5,811
Euro-Bobl	Dec-17	22	2,618,549	807
Euro-Bund	Dec-17	40	4,760,998	28,863
Euro-Schatz	Dec-17	2	238,050	45
FTSE 100 Index	Dec-17	14	1,387,636	(8,239)
Gasoline RBOB	Jan-18	10	726,600	(22,721)
IBEX 35 Index	Dec-17	4	485,608	12,062
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-17	4	3,554,134	(13,523)
London Metals Exchange Aluminum	Dec-17	14	711,550	(36,969)
London Metals Exchange Nickel	Dec-17	1	66,342	(4,827)
London Metals Exchange Zinc	Dec-17	14	1,108,538	478
MSCI Taiwan Index	Dec-17	39	1,529,190	(47,459)
NY Harbor Ultra-Low Sulfur Diesel	Jan-18	2	159,398	(2,462)
OMX Stockholm 30 Index	Dec-17	65	1,250,157	(8,897)
S&P/TSX 60 Index	Dec-17	8	1,179,646	21,113
Soybean	Jan-18	1	49,288	422
Soybean Meal	Mar-18	11	362,780	(811)
Soybean Oil	Mar-18	29	592,644	(13,697)
SPI 200 Index	Dec-17	22	2,490,299	63,084
U.S. Treasury 10-Year Notes	Mar-18	3	297,935	(2,020)
U.S. Treasury 2-Year Notes	Mar-18	167	33,238,561	(21,221)
U.S. Treasury 5-Year Notes	Mar-18	34	3,343,745	(12,534)
WTI Crude	Jan-18	13	746,200	(6,551)
				$(25,407)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
CBOE Volatility Index	Dec-17	24	$(280,200)	$19,177
Coffee	Mar-18	20	(963,750)	2,190
Copper	Mar-18	6	(459,600)	11,760
Corn	Mar-18	125	(2,223,438)	(7,845)
Gold 100 Oz	Feb-18	16	(2,042,720)	14,321
Kansas City Hard Red Winter Wheat	Mar-18	24	(517,800)	18,831
London Metals Exchange Aluminum	Dec-17	31	(1,575,575)	55,197
London Metals Exchange Copper	Dec-17	2	(336,975)	(5,083)
London Metals Exchange Nickel	Dec-17	3	(199,026)	6,456

London Metals Exchange Zinc	Dec-17	6	(475,088)	(4,879)
Nasdaq 100 E-Mini	Dec-17	27	(3,439,260)	(189,574)
Natural Gas	Jan-18	14	(423,500)	5,596
Silver	Mar-18	7	(576,600)	21,018
Sugar No. 11 (World)	Mar-18	14	(236,454)	(3,212)
Wheat	Mar-18	45	(974,250)	24,834
				$(31,213)
Total Futures Contracts				$(56,620)

The accompanying notes are an integral part of the consolidated portfolio of investments.

2

CAMPBELL MULTI-ASSET CARRY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Expiration Date	Unrealized Appreciation (Depreciation)
AUD	4,150,000	USD	3,296,924	UBS	Dec 20 2017	$(158,190)
CAD	950,000	USD	766,310	UBS	Dec 20 2017	(29,705)
EUR	1,950,000	USD	2,306,765	UBS	Dec 20 2017	17,542
GBP	100,000	USD	133,495	UBS	Dec 20 2017	1,858
JPY	105,000,000	USD	955,823	UBS	Dec 20 2017	(21,752)
NOK	9,300,000	USD	1,173,529	UBS	Dec 20 2017	(54,843)
NZD	4,350,000	USD	3,124,384	UBS	Dec 20 2017	(152,051)
SEK	22,800,000	USD	2,809,291	UBS	Dec 20 2017	(80,816)
USD	1,819,872	AUD	2,350,000	UBS	Dec 20 2017	42,516
USD	1,807,855	CAD	2,250,000	UBS	Dec 20 2017	63,265
USD	158,074	CHF	150,000	UBS	Dec 20 2017	5,308
USD	3,765,698	EUR	3,150,000	UBS	Dec 20 2017	11,050
USD	198,779	GBP	150,000	UBS	Dec 20 2017	(4,250)
USD	5,562,710	JPY	606,000,000	UBS	Dec 20 2017	171,783
USD	1,854,828	NOK	14,550,000	UBS	Dec 20 2017	104,625
USD	1,764,720	NZD	2,500,000	UBS	Dec 20 2017	56,482
USD	3,866,205	SEK	30,750,000	UBS	Dec 20 2017	186,355

Total Forward Foreign Currency Contracts						$159,177

AUD - Australian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	USD - United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

3

CAMPBELL MULTI-ASSET CARRY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2017

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Campbell Multi-Asset Carry Fund (the “Fund”) pursues its investment objective by (i) investing its assets pursuant to the Campbell Multi-Asset Carry Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Carry Offshore Limited (the “Subsidiary”), which is organized under the laws of the Cayman Islands and employs the Manager’s Campbell Multi-Asset Carry Program, and (iii) allocating the remainder of its assets directly in an actively managed investment grade securities portfolio (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2017, the net assets of the Subsidiary were $1,077,490 which represented 7.3% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	quoted prices in active markets for identical securities;

● Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Fund's investments carried at fair value.

	TOTAL FAIR VALUE	LEVEL 1 QUOTED PRICE	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Short-Term Investments	$11,088,629	$11,088,629	$-	$-
Commodity Contracts
Futures	168,504	168,504	-	-
Equity Contracts
Futures	131,305	131,305	-	-
Interest Rate Contracts
Futures	162,529	162,529	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	660,784	-	660,784	-
Total Assets	$12,211,751	$11,550,967	$660,784	$-

	TOTAL FAIR VALUE	LEVEL 1 QUOTED PRICE	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Commodity Contracts
Futures	$(109,057)	$(109,057)	$-	$-
Equity Contracts
Futures	(254,169)	(254,169)	-	-
Interest Rate Contracts
Futures	(155,732)	(155,732)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(501,607)	-	(501,607)	-
Total Liabilities	$(1,020,565)	$(518,958)	$(501,607)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2, and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classifications of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017 the Fund had no transfers between Levels 1, 2, and 3.

4

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund's derivative holdings as of November 30, 2017, grouped by contract type and risk exposure category.

DERIVATIVE TYPE		EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
		Asset Derivatives
Forward Contracts	Unrealized appreciation on forward foreign currency contracts	$-	$-	$660,784	$-	$660,784
Futures Contracts (a)	Unrealized appreciation on futures contracts	131,305	162,529	-	168,504	462,338
Total Value - Assets		$131,305	$162,529	$660,784	$168,504	$1,123,122

		Liability Derivatives
Forward Contracts	Unrealized depreciation on forward foreign currency contracts	$-	$-	$(501,607)	$-	$(501,607)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(254,169)	(155,732)	-	(109,057)	(518,958)
Total Value - Liabilities		$(254,169)	$(155,732)	$(501,607)	$(109,057)	$(1,020,565)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended November 30, 2017, the Fund's quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS-RECEIVABLE (VALUE AT TRADE DATE)
$247,500,229	$(14,660,561)	$(44,460,657)	$44,357,968

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

5

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Portfolio of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

November 30, 2017

 (Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.9%
iShares Core S&P 500 ETF	35,829	$9,562,402
U.S. Large Cap Value Portfolio III (a)	32,282,267	912,296,873
U.S. Large Company Portfolio (a)	21,225,543	438,519,721
U.S. Micro Cap Portfolio (b)	19,482,988	455,122,596
U.S. Small Cap Portfolio (b)	12,119,589	455,696,553
U.S. Small Cap Value Portfolio (b)	19,003,653	758,245,747
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,036,800,677)		3,029,443,892
SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 0.98%	2,599,175	2,599,175
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,599,175)		2,599,175
TOTAL INVESTMENTS — 100.0%
(Cost $2,039,399,852)		3,032,043,067
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		874,981
NET ASSETS — 100.0%		$3,032,918,048

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

 November 30, 2017

(Unaudited)

	Number of Shares/ Beneficial Interest	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio (a)	1,227,553	$29,448,988
Canadian Small Company Series (b)	2,517,430	28,082,912
Continental Small Company Portfolio (a)	1,171,156	33,132,007
Continental Small Company Series (b)	415,166	39,262,900
DFA International Small Cap Value Portfolio (a)	39,020,775	918,158,838
DFA International Value Portfolio III (c)	33,929,195	578,832,062
DFA International Value Series (b)	4,505,660	112,866,789
Emerging Markets Portfolio (a)	4,006,708	118,758,812
Emerging Markets Small Cap Portfolio (a)	4,707,200	112,266,724
Emerging Markets Value Portfolio (a)	3,631,786	110,660,507
Japanese Small Company Portfolio (a)	1,822,382	53,341,124
Large Cap International Portfolio (a)	4,803,187	113,931,604
United Kingdom Small Company Portfolio (a)	186,330	6,079,934
United Kingdom Small Company Series (b)	523,748	37,037,860
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,816,685,832)		2,291,861,061
SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 0.98%	2,060,244	2,060,244
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,060,244)		2,060,244
TOTAL INVESTMENTS — 100.0%
(Cost $1,818,746,076)		2,293,921,305
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		888,863
NET ASSETS — 100.0%		$2,294,810,168

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

November 30, 2017

 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio (a)	59,178,150	$651,551,427
DFA Inflation-Protected Securities Portfolio (a)	11,043,857	130,207,069
DFA Intermediate Government Fixed Income Portfolio (a)	12,582,110	156,143,979
DFA One-Year Fixed Income Portfolio (a)	36,794,551	378,247,984
DFA Short-Term Government Portfolio (a)	9,871,835	104,246,582
DFA Two-Year Global Fixed Income Portfolio (a)	39,226,239	391,477,865
iShares 1-3 Year Credit Bond ETF	5,973,635	626,096,684
iShares Intermediate Credit Bond ETF	1,430,004	156,542,538
TOTAL FIXED INCOME FUNDS
(Cost $2,601,469,212)		2,594,514,128
SHORT-TERM INVESTMENTS — 0.5%
STIT-Government & Agency Portfolio, 0.98%	13,388,042	13,388,042
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,388,042)		13,388,042
TOTAL INVESTMENTS — 100.0%
(Cost $2,614,857,254)		2,607,902,170
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		906,859
NET ASSETS — 100.0%		$2,608,809,029

(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2017

 (Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Funds' investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Domestic Equity Funds	$3,029,443,892	$3,029,443,892	$-	$-
Short-Term Investments	2,599,175	2,599,175	-	-
Total Investments*	$3,032,043,067	$3,032,043,067	$-	$-
*	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$2,291,861,061	$2,074,610,600	$217,250,461	$-
Short-Term Investments	2,060,244	2,060,244	-	-
Total Investments*	$2,293,921,305	$2,076,670,844	$217,250,461	$-
*	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$2,594,514,128	$2,594,514,128	$-	$-
Short-Term Investments	13,388,042	13,388,042	-	-
Total Investments*	$2,607,902,170	$2,607,902,170	$-	$-
*	Please refer to the Portfolio of Investments for further details.

4

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

5

MATSON MONEY VI PORTFOLIOS
MATSON MONEY U.S. EQUITY VI PORTFOLIO
Portfolio of Investments
November 30, 2017
(Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 97.8%
U.S. Large Cap Value Portfolio III (b)	202,483	$5,722,177
U.S. Large Company Portfolio (b)	143,448	2,963,630
U.S. Micro Cap Portfolio (a)	141,698	3,310,073
U.S. Small Cap Portfolio (a)	88,290	3,319,722
U.S. Small Cap Value Portfolio (a)	54,821	2,187,371
VA U.S. Large Value Portfolio (a)	31,582	879,555
VA U.S. Targeted Value Portfolio (a)	157,542	3,324,141
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,251,965)		21,706,669
SHORT-TERM INVESTMENTS — 2.4%
STIT-Government & Agency Portfolio, 0.98%	538,166	538,166
TOTAL SHORT-TERM INVESTMENTS
(Cost $538,166)		538,166
TOTAL INVESTMENTS — 100.2%
(Cost $18,790,131)		22,244,835
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(45,307)
NET ASSETS — 100.0%		$22,199,528

(a)	A portfolio of DFA Investment Dimensions Group Inc.

(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

MATSON MONEY VI PORTFOLIOS
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
Portfolio of Investments
November 30, 2017
(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 98.1%
DFA International Small Cap Value Portfolio (a)	183,444	$4,316,435
DFA International Value Portfolio III (b)	272,616	4,650,828
Emerging Markets Portfolio (a)	27,185	805,771
Emerging Markets Small Cap Portfolio (a)	31,902	760,854
Emerging Markets Value Portfolio (a)	24,789	755,317
Large Cap International Portfolio (a)	26,208	621,644
VA International Small Portfolio (a)	183,017	2,637,281
VA International Value Portfolio (a)	56,761	777,058
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,883,048)		15,325,188
SHORT-TERM INVESTMENTS — 2.1%
STIT-Government & Agency Portfolio, 0.98%	332,703	332,703
TOTAL SHORT-TERM INVESTMENTS
(Cost $332,703)		332,703
TOTAL INVESTMENTS — 100.2%
(Cost $13,215,751)		15,657,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(37,887)
NET ASSETS — 100.0%		$15,620,004

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

2

MATSON MONEY VI PORTFOLIOS
MATSON MONEY FIXED INCOME VI PORTFOLIO
Portfolio of Investments
November 30, 2017
(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.5%
DFA Five-Year Global Fixed Income Portfolio (a)	239,707	$2,639,170
DFA Inflation-Protected Securities Portfolio (a)	111,505	1,314,640
DFA Intermediate Government Fixed Income Portfolio (a)	127,166	1,578,132
DFA One-Year Fixed Income Portfolio (a)	295,760	3,040,411
DFA Short-Term Government Portfolio (a)	100,092	1,056,972
DFA Two-Year Global Fixed Income Portfolio (a)	397,683	3,968,877
iShares 1-3 Year Credit Bond ETF	60,472	6,338,070
iShares Intermediate Credit Bond ETF	14,458	1,582,717
VA Global Bond Portfolio (a)	365,791	3,961,514
VA Short-Term Fixed Income Portfolio (a)	50,772	521,424
TOTAL FIXED INCOME FUNDS
(Cost $26,119,382)		26,001,927
SHORT-TERM INVESTMENTS — 1.8%
STIT-Government & Agency Portfolio, 0.98%	472,339	472,339
TOTAL SHORT-TERM INVESTMENTS
(Cost $472,339)		472,339
TOTAL INVESTMENTS — 100.3%
(Cost $26,591,721)		26,474,266
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(73,652)
NET ASSETS — 100.0%		$26,400,614

(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund
Portfolio holdings are subject to change at any time.

 The accompanying notes are an integral part of the portfolio of investments.

3

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

November 30, 2017

(Unaudited)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a Portfolio, collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.'s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Portfolios' investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Portfolios' investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Domestic Equity Funds	$21,706,669	$21,706,669	$-	$-
Short-Term Investments	538,166	538,166	-	-
Total Investments*	$22,244,835	$22,244,835	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$15,325,188	$15,325,188	$-	$-
Short-Term Investments	332,703	332,703	-	-
Total Investments*	$15,657,891	$15,657,891	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$26,001,927	$26,001,927	$-	$-
Short-Term Investments	472,339	472,339	-	-
Total Investments*	$26,474,266	$26,474,266	$-	$-

*	Please refer to the Portfolio of Investments for further details.

4

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

5

Motley Fool Independence Fund
Schedule of Investments
at November 30, 2017
(Unaudited)

Issues	Shares	Value (Note 1)
Equity Securities — 91.73%
Air Freight & Logistics — 3.43%
XPO Logistics, Inc. (United States)*	186,000	$14,699,580
Auto Components — 0.95%
Gentex Corp. (United States)	200,000	4,096,000
Banks — 7.32%
Banco Latinoamericano de Comercio Exterior SA (Panama)	343,129	10,074,268
BGEO Group PLC (Georgia)	263,132	11,633,159
HDFC Bank Ltd. (India)(a)	100,000	9,710,000

		31,417,427
Biotechnology — 1.81%
Ionis Pharmaceuticals, Inc. (United States)*	140,000	7,768,600
Commercial Services & Supplies — 1.38%
KAR Auction Services, Inc. (United States)	117,708	5,928,952
Communications Equipment — 1.12%
Infinera Corp. (United States)*	661,100	4,786,364
Diversified Financial Services — 2.04%
Berkshire Hathaway, Inc. Class A (United States)*	30	8,745,000
Electronic Equipment, Instruments & Components — 3.84%
IPG Photonics Corp. (United States)*	72,000	16,486,560
Equity Real Estate Investment Trusts — 4.52%
American Tower Corp. (United States)	64,000	9,211,520
SBA Communications Corp. (United States)*	60,000	10,185,000

		19,396,520
Food & Staples Retailing — 1.72%
Costco Wholesale Corp. (United States)	40,000	7,377,200
Food Products — 2.56%
Nestle SA (Switzerland)	68,694	5,876,742
PT Nippon Indosari Corpindo Tbk (Indonesia)	54,234,800	5,092,281

		10,969,023
Health Care Equipment & Supplies — 8.66%
Align Technology, Inc. (United States)*	53,000	13,826,640

See Notes to Schedule of Investments..

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC (Ireland)	177,772	$14,600,414
ResMed, Inc. (United States)	102,000	8,710,800

		37,137,854
Health Care Providers & Services — 3.91%
NMC Health PLC (United Arab Emirates)	435,482	16,794,420
Hotels, Restaurants & Leisure — 3.59%
Starbucks Corp. (United States)	195,000	11,274,900
Texas Roadhouse, Inc. (United States)	80,500	4,111,135

		15,386,035
Internet & Direct Marketing Retail — 7.55%
Amazon.com, Inc. (United States)*	17,000	20,004,750
Ctrip.com International Ltd. (China)*(a)	145,800	6,718,464
zooplus AG (Germany)*	33,000	5,685,524

		32,408,738
Internet Software & Services — 9.98%
Alphabet, Inc. Class C (United States)*	9,024	9,217,204
Facebook, Inc. (United States)*	55,000	9,744,900
MercadoLibre, Inc. (Argentina)	36,437	10,025,276
Tencent Holdings Ltd. (China)	270,000	13,824,309

		42,811,689
IT Services — 5.11%
Mastercard, Inc. (United States)	95,500	14,369,885
PayPal Holdings, Inc. (United States)*	100,000	7,573,000

		21,942,885
Life Sciences Tools & Services — 1.62%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	6,931,282
Machinery — 1.43%
FANUC Corp. (Japan)	24,600	6,152,557
Media — 1.51%
Multiplus SA (Brazil)	278,600	2,966,899
System1 Group PLC (United Kingdom)	700,000	3,528,647

		6,495,546

See Notes to Schedule of Investments..

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Multiline Retail — 1.47%
PT Mitra Adiperkasa Tbk (Indonesia)	12,301,000	$6,297,828
Semiconductors & Semiconductor Equipment — 1.98%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	215,000	8,514,000
Software — 6.74%
Douzone Bizon Co., Ltd. (South Korea)	265,680	8,401,865
Paycom Software, Inc. (United States)*	88,000	7,216,000
Splunk, Inc. (United States)*	97,500	7,808,775
Ultimate Software Group, Inc. (The) (United States)*	26,000	5,486,780

		28,913,420
Technology Hardware, Storage & Peripherals — 1.80%
Apple, Inc. (United States)	45,000	7,733,250
Trading Companies & Distributors — 1.95%
Watsco, Inc. (United States)	50,000	8,375,000
Transportation Infrastructure — 1.84%
International Container Terminal Services, Inc. (Philippines)	3,750,000	7,901,413
Wireless Telecommunication Services — 1.90%
SoftBank Group Corp. (Japan)	96,000	8,149,381
Total Equity Securities (Cost $ 244,446,854)		393,616,524

Participatory Notes — 0.97%
Air Freight & Logistics — 0.97%
Aramex PJSC (United Arab Emirates)(b)	3,134,000	4,172,419
Total Participatory Notes (Cost $ 2,790,802)		4,172,419

Other Investments — 7.26%
Temporary Cash Investment — 7.26%
BNY Mellon Cash Reserve	31,139,756	31,139,756
Total Other Investments (Cost $ 31,139,756)		31,139,756
Total Investments Portfolio (Cost $ 278,377,412) — 99.96%		428,928,699
Assets in Excess of Other Liabilities — 0.04%		176,519
NET ASSETS — 100.00%
(Applicable to 16,510,174 shares outstanding)		$429,105,218

*	Non-income producing security.
(a)	ADR — American Depositary Receipts

See Notes to Schedule of Investments..

Motley Fool Independence Fund	3

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $4,172,419 and represents 0.97% of net assets as of November 30, 2017.

PLC — Public Limited Company

See Notes to Schedule of Investments..

4	Motley Fool Independence Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at November 30, 2017. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Amazon.com, Inc.	4.66%
NMC Health PLC	3.91
IPG Photonics Corp.	3.84
XPO Logistics, Inc.	3.43
Medtronic PLC	3.40
Mastercard, Inc. Class A	3.35
Align Technology, Inc.	3.22
Tencent Holdings Ltd.	3.22
BGEO Group PLC	2.71
Starbucks Corp.	2.63
SBA Communications Corp.	2.37
36.74%

*	As of the date of the report, the Fund had a holding of 7.26% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Information Technology	30.57%
Health Care	16.45
Consumer Discretionary	15.07
Industrials	11.01
Financials	9.36
Real Estate	4.52
Consumer Staples	4.28
Telecommunication Services	1.90
93.16%

See Notes to Schedule of Investments..

Motley Fool Independence Fund	5

Top Eleven Countries	% of Net Assets
United States*	59.63%
United Arab Emirates	4.89
China	4.79
Ireland	3.40
Japan	3.33
Georgia	2.71
Indonesia	2.65
United Kingdom	2.44
Panama	2.35
Argentina	2.34
India	2.26
90.79%

*	As of the date of the report, the Fund had a holding of 7.26% in the BNY Mellon Cash Reserve.

See Notes to Schedule of Investments..

6	Motley Fool Independence Fund

Motley Fool Great America Fund

Schedule of Investments

at November 30, 2017

(Unaudited)

Issues	Shares	Value (Note 1)
Equity Securities — 96.01%
Air Freight & Logistics — 7.85%
CH Robinson Worldwide, Inc. (United States)	46,000	$3,985,900
XPO Logistics, Inc. (United States)*	215,000	16,991,450
		20,977,350
Auto Components — 8.40%
Dorman Products, Inc. (United States)*	35,938	2,454,925
Gentex Corp. (United States)	340,000	6,963,200
LCI Industries (United States)	99,670	13,046,803
		22,464,928
Automobiles — 6.60%
Thor Industries, Inc. (United States)	115,000	17,658,250
Banks — 3.33%
Access National Corp. (United States)	90,529	2,666,079
Huntington Bancshares, Inc. (United States)	100,000	1,440,000
Lakeland Financial Corp. (United States)	50,000	2,534,000
SVB Financial Group (United States)*	10,000	2,276,400
		8,916,479
Biotechnology — 3.97%
Genomic Health, Inc. (United States)*	131,935	3,996,311
Ionis Pharmaceuticals, Inc. (United States)*	119,100	6,608,859
		10,605,170
Building Products — 1.89%
American Woodmark Corp. (United States)*	50,636	5,043,346
Capital Markets — 4.39%
Diamond Hill Investment Group, Inc. (United States)	29,023	6,125,595
Oaktree Capital Group LLC (United States)	131,072	5,616,435
		11,742,030
Commercial Services & Supplies — 1.60%
KAR Auction Services, Inc. (United States)	85,000	4,281,450
Electronic Equipment, Instruments & Components — 5.52%
IPG Photonics Corp. (United States)*	64,500	14,769,210
Equity Real Estate Investment Trusts — 5.24%
SBA Communications Corp. (United States)*	55,000	9,336,250

See Notes to Schedule of Investments..

Motley Fool Great America Fund	7

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Equity Real Estate Investment Trusts (continued)
STAG Industrial, Inc. (United States)	165,000	$4,669,500
		14,005,750
Food Products — 1.15%
McCormick & Co., Inc. (United States)	30,000	3,065,400
Health Care Equipment & Supplies — 14.22%
Align Technology, Inc. (United States)*	51,000	13,304,880
Cooper Companies, Inc. (The) (United States)	36,400	8,778,952
ResMed, Inc. (United States)	99,000	8,454,600
Varian Medical Systems, Inc. (United States)*	67,000	7,487,250
		38,025,682
Hotels, Restaurants & Leisure — 3.53%
Texas Roadhouse, Inc. (United States)	184,929	9,444,324
Household Durables — 0.31%
TRI Pointe Group, Inc. (United States)*	46,000	833,520
Household Products — 1.17%
Church & Dwight, Co., Inc. (United States)	66,600	3,136,194
Insurance — 3.27%
Markel Corp. (United States)*	7,900	8,744,510
Internet Software & Services — 1.90%
GrubHub, Inc. (United States)*	75,000	5,067,000
IT Services — 0.84%
Broadridge Financial Solutions, Inc. (United States)	25,000	2,256,500
Leisure Products — 0.87%
Hasbro, Inc. (United States)	25,105	2,335,267
Machinery — 1.44%
Proto Labs, Inc. (United States)*	40,000	3,848,000
Paper & Forest Products — 0.92%
KapStone Paper and Packaging Corp. (United States)	110,400	2,454,192
Real Estate Management & Development — 3.68%
Jones Lang LaSalle, Inc. (United States)	64,500	9,835,605
Road & Rail — 1.47%
Genesee & Wyoming, Inc. Class A (United States)*	50,000	3,941,000
Software — 6.05%
Paycom Software, Inc. (United States)*	75,000	6,150,000
Splunk, Inc. (United States)*	70,000	5,606,300

See Notes to Schedule of Investments..

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Software (continued)
Ultimate Software Group, Inc. (The) (United States)*	21,000	$4,431,630
		16,187,930
Specialty Retail — 3.02%
AutoZone, Inc. (United States)*	7,300	5,013,348
Tractor Supply Co. (United States)	44,800	3,057,152
		8,070,500
Trading Companies & Distributors — 3.38%
Fastenal Co. (United States)	76,750	4,020,932
Watsco, Inc. (United States)	30,000	5,025,000
		9,045,932
Total Equity Securities (Cost $ 140,976,213)		256,755,519

Other Investments — 3.93%
Temporary Cash Investment — 3.93%
BNY Mellon Cash Reserve	10,497,971	10,497,971
Total Other Investments (Cost $ 10,497,971)		10,497,971
Total Investment Portfolio (Cost $ 151,474,184) — 99.94%		267,253,490
Assets in Excess of Other Liabilities — 0.06%		165,359
NET ASSETS — 100.00%
(Applicable to 10,431,652 shares outstanding)		$267,418,849

*	Non-income producing security.

See Notes to Schedule of Investments..

Motley Fool Great America Fund	9

The following tables show the top 11 holdings and sectors in which the Fund was invested at November 30, 2017. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Thor Industries, Inc.	6.60%
XPO Logistics, Inc.	6.35
IPG Photonics Corp.	5.52
Align Technology, Inc.	4.98
LCI Industries	4.88
Jones Lang LaSalle, Inc.	3.68
Texas Roadhouse, Inc.	3.53
SBA Communications Corp.	3.49
Cooper Companies, Inc. (The)	3.29
Markel Corp.	3.27
ResMed, Inc.	3.16
48.75%

*	As of the date of the report, the Fund had a holding of 3.93% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Consumer Discretionary	22.74%
Health Care	18.19
Industrials	17.63
Information Technology	14.31
Financials	10.99
Real Estate	8.91
Consumer Staples	2.32
Materials	0.92
96.01%

See Notes to Schedule of Investments..

10	Motley Fool Great America Fund

Motley Fool Emerging Markets Fund
Schedule of Investments
at November 30, 2017
(Unaudited)

Issues	Shares	Value (Note 1)
Equity Securities — 90.27%
Banks — 15.25%
Banco Latinoamericano de Comercio Exterior SA (Panama)	45,000	$1,321,200
BGEO Group PLC (Georgia)	30,000	1,326,311
Credicorp Ltd. (Peru)	6,000	1,266,180
HDFC Bank Ltd. (India)(a)	13,350	1,296,285

		5,209,976
Beverages — 1.96%
Coca-Cola Icecek AS (Turkey)	75,000	670,849
Consumer Finance — 2.27%
Gentera SAB de CV (Mexico)	850,000	775,873
Diversified Telecommunication Services — 1.06%
Telkom SA SOC Ltd. (South Africa)	100,000	361,356
Food & Staples Retailing — 1.24%
CP ALL PCL (Thailand)(b)	190,000	424,679
Food Products — 2.75%
PT Nippon Indosari Corpindo Tbk (Indonesia)	10,022,700	941,064
Health Care Equipment & Supplies — 3.86%
Top Glove Corp. Bhd (Malaysia)	800,000	1,318,823
Health Care Providers & Services — 10.99%
Georgia Healthcare Group PLC (Georgia)*(c)	90,000	428,438
NMC Health PLC (United Arab Emirates)	50,000	1,928,257
Odontoprev SA (Brazil)	300,000	1,397,608

		3,754,303
Internet & Direct Marketing Retail — 3.75%
Ctrip.com International Ltd. (China)*(a)	27,800	1,281,024
Internet Software & Services — 13.73%
Alibaba Group Holding Ltd. (China)*(a)	2,400	424,992
Baidu, Inc. (China)*(a)	1,750	417,515
MercadoLibre, Inc. (Argentina)	5,500	1,513,270
Tencent Holdings Ltd. (China)	45,600	2,334,772

		4,690,549

See Notes to Schedule of Investments..

Motley Fool Emerging Markets Fund	11

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Media — 1.87%
Multiplus SA (Brazil)	60,000	$638,959
Multiline Retail — 3.51%
PT Mitra Adiperkasa Tbk (Indonesia)	2,342,000	1,199,050
Real Estate Management & Development — 1.24%
PT Lippo Karawaci Tbk (Indonesia)	10,000,000	425,107
Semiconductors & Semiconductor Equipment — 3.77%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	32,500	1,287,000
Software — 3.52%
Douzone Bizon Co., Ltd. (South Korea)	38,000	1,201,712
Transportation Infrastructure — 16.38%
DP World Ltd. (United Arab Emirates)	42,000	1,028,701
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(a)	11,500	1,144,825
Grupo Aeroportuario del Sureste SAB de CV (Mexico)(a)	6,400	1,146,304
International Container Terminal Services, Inc. (Philippines)	645,000	1,359,043
TAV Havalimanlari Holding AS (Turkey)	185,000	919,805

		5,598,678
Wireless Telecommunication Services — 3.12%
Safaricom Ltd. (Kenya)	4,000,000	1,065,891
Total Equity Securities (Cost $ 22,874,929)		30,844,893

Other Investments — 9.67%
Temporary Cash Investment — 9.67%
BNY Mellon Cash Reserve	3,306,039	3,306,039
Total Other Investments (Cost $ 3,306,039)		3,306,039
Total Investment Portfolio (Cost $ 26,180,968) — 99.94%		34,150,932
Assets in Excess of Other Liabilities — 0.06%		19,011
NET ASSETS — 100.00%
(Applicable to 2,405,094 shares outstanding)		$34,169,943

*	Non-income producing security.

(a)	ADR — American Depositary Receipts

(b)	NVDR — Non-Voting Depository Receipts

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $428,438 and represents 1.25% of net assets as of November 30, 2017.

See Notes to Schedule of Investments..

12	Motley Fool Emerging Markets Fund

PLC — Public Limited Company

See Notes to Schedule of Investments..

Motley Fool Emerging Markets Fund	13

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at November 30, 2017. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Tencent Holdings Ltd.	6.83%
NMC Health PLC	5.64
MercadoLibre, Inc.	4.43
Odontoprev SA	4.09
International Container Terminal Services, Inc.	3.98
BGEO Group PLC	3.88
Banco Latinoamericano de Comercio Exterior SA	3.87
Top Glove Corp. Bhd	3.86
HDFC Bank Ltd.	3.79
Taiwan Semiconductor Manufacturing Co., Ltd.	3.77
Ctrip.com International Ltd.	3.75
47.89%

*	As of the date of the report, the Fund had a holding of 9.67% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Information Technology	21.01%
Financials	17.52
Industrials	16.38
Health Care	14.85
Consumer Discretionary	9.13
Consumer Staples	5.96
Telecommunication Services	4.18
Real Estate	1.24
90.27%

See Notes to Schedule of Investments..

14	Motley Fool Emerging Markets Fund

Top Eleven Countries	% of Net Assets
China	13.05%
Mexico	8.98
United Arab Emirates	8.65
Indonesia	7.51
Brazil	5.96
Georgia	5.14
Turkey	4.66
Argentina	4.43
Philippines	3.98
Panama	3.87
Malaysia	3.86
70.09%

See Notes to Schedule of Investments..

Motley Fool Emerging Markets Fund	15

Notes to Schedules of Investments (Unaudited)

1. Portfolio Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of November 30, 2017, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

16	A series of The RBB Fund, Inc.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

A series of The RBB Fund, Inc.	17

The Independence Fund and the Emerging Markets Fund had significant transfers between Level 1 to Level 2 of $1,856,178 and $333,113 respectively, and between Level 2 to Level 1 of $143,151 and $37,737 respectively, during the period ended November 30, 2017.

The Great America Fund did not have any transfers between Level 1 and Level 2 during the period ended November 30, 2017.

Independence Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$224,737,795
Foreign Common Stocks
Banks	19,784,268
Heath Care Equipment & Supplies	14,600,414
Food Products	5,092,281
Internet & Direct Marketing Retail	12,403,988
Internet Software & Services	10,025,276
Life Sciences Tools & Services	6,931,282
Media	2,966,899
Multiline Retail	6,297,828
Semiconductors & Semiconductor Equipment	8,514,000
Transportation Infrastructure	7,901,413
Temporary Cash Investment	31,139,756
Total Level 1	350,395,200
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Banks	11,633,159
Food Products	5,876,742
Health Care Providers & Services	16,794,420
Internet Software & Services	13,824,309
Machinery	6,152,557
Media	3,528,647
Software	8,401,865
Wireless Telecommunication Services	8,149,381
Participatory Notes	4,172,419
Total Level 2	78,533,499
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$428,928,699

18	A series of The RBB Fund, Inc.

Great America Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$256,755,519
Temporary Cash Investment	10,497,971
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$267,253,490

Emerging Markets Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
Foreign Common Stocks
Banks	$3,883,665
Consumer Finance	775,873
Diversified Telecommunication Services	361,356
Food & Staples Retailing	424,679
Food Products	941,064
Health Care Providers & Services	1,826,046
Internet & Direct Marketing Retail	1,281,024
Internet Software & Services	2,355,777
Media	638,959
Multiline Retail	1,199,050
Real Estate Management & Development	425,107
Semiconductors & Semiconductor Equipment	1,287,000
Transportation Infrastructure	3,650,172
Wireless Telecommunication Services	1,065,891
Temporary Cash Investment	3,306,039
Total Level 1	23,421,702
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Banks	1,326,311
Beverages	670,849
Health Care Equipment & Supplies	1,318,823
Health Care Providers & Services	1,928,257

A series of The RBB Fund, Inc.	19

Emerging Markets Fund
Valuation Inputs	Value
Internet Software & Services	$2,334,772
Software	1,201,712
Transportation Infrastructure	1,948,506
Total Level 2	10,729,230
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$34,150,932

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Emerging Markets Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

20	A series of The RBB Fund, Inc.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

A series of The RBB Fund, Inc.	21

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders.

22	A series of The RBB Fund, Inc.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended November 30, 2017, the Independence, the Great America and the Emerging Markets Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

A series of The RBB Fund, Inc.	23

3. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

24	A series of The RBB Fund, Inc.

Orinda Income Opportunities Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 1.3%
Real Estate - 0.9%
Landmark Infrastructure Partners LP (d)	174,383	2,929,635
RMR Group Inc/The	0	0
Summit Industrial Income REIT (c)(d)	50,000	286,013
		3,215,648

Utilities - 0.4%
Pattern Energy Group, Inc. (d)	55,415	1,249,054
TOTAL COMMON STOCKS (Cost $4,038,740)		$4,464,702

REITS - 61.3%
Financials - 12.3%
AGNC Investment Corp. 7.00% (3 Month LIBOR USD + 5.11%) (b)(d)	68,900	1,778,998
Annaly Capital Management, Inc., 6.95% (3 Month LIBOR USD + 4.99%) (b)(d)	165,174	4,228,454
Apollo Commercial Real Estate Finance, Inc. (d)	75,400	1,406,210
Arbor Realty Trust, Inc. (d)	548,387	4,705,161
Ares Commercial Real Estate Corp. (d)	37,661	507,670
ARMOUR Residential REIT, Inc., 7.88% (d)	101,208	2,533,236
Chimera Investment Corp., 8.00% (d)	74,276	1,930,433
Chimera Investment Corp., 8.00% (3 Month LIBOR USD + 5.79%) (b)(d)	233,200	6,023,556
Great Ajax Corp., 7.25% (d)	25,000	648,438
Invesco Mortgage Capital, Inc., 7.50% (3 Month LIBOR USD + 5.29%) (a)(b)(d)	104,200	2,651,890
Ladder Capital Corp. (d)	40,000	546,000
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (b)(d)	88,379	2,209,475
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (b)(d)	171,500	4,256,630
Starwood Property Trust, Inc. (d)	96,000	2,081,280
Sunstone Hotel Investors, Inc. (d)	60,000	1,002,600
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (b)(d)	84,000	2,226,000
Two Harbors Investment Corp. - Series B, 7.63% (3 Month LIBOR USD + 5.35%) (b)(d)	36,300	935,451
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(b)(d)	118,500	2,928,135
		42,599,617

Real Estate - 49.0%
Ashford Hospitality Trust, Inc. - Series D Cumulative Preferred, 8.45% (d)	311,618	7,971,188
Ashford Hospitality Trust, Inc. - Series F, 7.38% (d)	178,856	4,482,131
Ashford Hospitality Trust, Inc. - Series H, 7.50% (d)	180,000	4,500,000
Ashford Hospitality Trust, Inc. - Series I (a)(d)	235,200	5,788,272
Bluerock Residential Growth REIT, Inc. - Class A (d)	294,456	3,321,464
Bluerock Residential Growth REIT, Inc. - Series C Preferred, 7.3% (d)(e)	161,553	4,182,882
Bluerock Residential Growth REIT, Inc. - Series D Preferred, 7.13% (d)(e)	77,899	1,959,082
CBL & Associates Properties, Inc. - Series D Cumulative Preferred, 7.38% (d)	320,518	7,346,273
City Office REIT, Inc. (d)	406,426	5,381,080
City Office REIT, Inc. - Series A, 6.63% (d)	66,997	1,720,483
Colony NorthStar, Inc - Class A (d)	271,666	3,311,609
Colony NorthStar, Inc. - Series B, 8.25% (d)	46,394	1,175,160
Colony NorthStar, Inc. - Series D, 8.50% (d)	80,150	2,051,038
Colony NorthStar, Inc. - Series E, 8.75% (d)	433,587	11,641,811
Colony NorthStar, Inc. - Series G, 7.50% (d)	77,695	1,971,899
Colony NorthStar, Inc. - Series H, 7.13% (d)	381,909	9,589,735
Colony NorthStar, Inc. - Series I, 7.15% (d)	250,000	6,310,000
Colony NorthStar, Inc. - Series J (d)	233,000	5,876,260
CoreSite Realty Corp. (d)	9,200	232,300
DDR Corp. (d)	449,023	3,426,045
Duke Realty Corp. (d)	109,500	3,080,235
Farmland Partners, Inc., 6.00% (d)	38,337	1,010,180
GGP, Inc. (d)	105,000	2,467,500
Global Medical REIT, Inc. (d)	101,381	2,585,216
Global Net Lease, Inc. - Series A (d)	83,652	2,146,510
Global Net Lease, Inc. (d)	150,381	3,252,741
Independence Realty Trust, Inc. (d)	543,319	5,612,485
Iron Mountain, Inc. (d)	20,000	817,400
iStar, Inc. - Series D Cumulative Preferred, 8.00% (d)(e)	185,136	4,767,252
iStar, Inc. - Series I Cumulative Preferred, 7.50% (d)	197,585	4,994,949
New York REIT, Inc. (d)	253,545	1,277,867
RAIT Financial Trust, 7.13% (d)	61,501	1,353,637
RAIT Financial Trust - Series A Cumulative Preferred, 7.75% (d)	64,173	822,698
RAIT Financial Trust - Series B Cumulative Preferred, 8.38% (d)	18,025	237,209
RAIT Financial Trust - Series C Cumulative Preferred, 8.88% (d)	9,900	138,303
RAIT Financial Trust - Unsecured, 7.63% (d)	122,875	2,273,188
RLJ Lodging Trust (d)	455,142	12,461,788
Sabra Health Care REIT, Inc. (d)	157,288	3,026,221
Select Income REIT (d)	62,675	1,572,516
Simon Property Group, Inc. (d)	25,000	4,043,750
Sutherland Asset Management Corp., 7.00% (d)	50,000	1,272,500
UMH Properties, Inc., 6.75% (d)	92,178	2,521,990
Uniti Group, Inc. (d)	261,489	4,209,973
VEREIT, Inc. (d)	500,000	3,900,000
Washington Prime Group, Inc. (d)	72,970	1,805,278
Wheeler Real Estate Investment Trust, Inc. (d)	206,822	2,128,198
Whitestone REIT (d)	117,865	1,740,866
WPT Industrial Real Estate Investment Trust (c)	100,000	1,355,000
		169,114,162

TOTAL REITS (Cost $207,235,992)		$211,713,779

The accompanying notes are an integral part of the portfolio of investments.

1

CONVERTIBLE PREFERRED STOCKS - 4.7%
Real Estate - 4.7%
Ashford Hospitality Prime, Inc., 5.50% (d)	32,000	655,680
CorEnergy Infrastructure Trust, Inc., 7.38% (d)	214,650	5,512,212
Wheeler Real Estate Investment Trust, Inc. - Series B, 9.00% (d)(e)	196,353	4,215,699
Wheeler Real Estate Investment Trust, Inc. - Series D, 8.75% (d)(e)	275,453	5,762,477
		16,146,068

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,973,790)		$16,146,068

PREFERRED STOCKS - 27.2%
Consumer Discretionary - 0.1%
TravelCenters of America LLC - Senior Unsecured, 8.00% (d)	17,108	418,291
TravelCenters of America LLC - Senior Unsecured, 8.25% (d)	3,538	87,919
		506,210

Energy - 3.4%
Callon Petroleum Co., 10.00% (d)	19,016	992,635
GasLog Partners LP, 8.63% (3 Month LIBOR USD + 6.31%) (b)(c)(d)	45,000	1,179,900
NGL Energy Partners LP, 9.00% (3 Month LIBOR USD + 7.21%) (a)(b)(d)	75,000	1,824,000
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD + 6.77%) (b)(d)	60,000	1,439,400
NuStar Energy LP - Series B, 7.63% (3 Month LIBOR USD + 5.64%) (b)(d)	25,000	556,000
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD + 6.88%) (a)(b)(d)	50,000	1,247,500
Teekay LNG Partners LP, 8.50% (3 Month LIBOR USD + 6.24%) (a)(b)(c)(d)	110,000	2,708,200
Tsakos Energy Navigation Ltd., 9.25% (3 Month LIBOR USD + 6.88%) (b)(c)(d)	52,600	1,303,954
Tsakos Energy Navigation Ltd. - Series D Perpetual Preferred, 8.75% (c)(d)	19,150	474,920
		11,726,509

Financials - 14.9%
AG Mortgage Investment Trust, Inc. - Series A Cumulative Preferred, 8.25% (d)	14,000	358,400
AG Mortgage Investment Trust, Inc. - Series B Cumulative Preferred, 8.00% (d)	40,819	1,026,598
AGNC Investment Corp., 7.75% (d)	123,583	3,261,355
Annaly Capital Management, Inc., 7.63% (d)	162,946	4,109,498
Annaly Capital Management, Inc. - Series C Cumulative Preferred, 7.63% (d)	34,108	864,979
Annaly Capital Management, Inc. - Series D Cumulative Preferred, 7.50% (d)	34,984	883,696
Apollo Commercial Real Estate Finance, Inc., 8.00% (d)(e)	363,417	9,303,475
Arbor Realty Trust, Inc. - Senior Unsecured, 7.38% (d)	60,000	1,534,800
Arbor Realty Trust, Inc. - Series A Cumulative Preferred, 8.25% (d)	46,261	1,165,315
Arbor Realty Trust, Inc. - Series B Cumulative Preferred, 7.75% (d)	20,323	515,696
Arbor Realty Trust, Inc. - Series C Cumulative Preferred, 8.50% (d)(e)	81,007	2,098,081
Banc Of California, Inc. - Series D Non-Cumulative Preferred, 7.38% (d)	39,382	1,038,503
Capstead Mortgage Corp. - Series E Cumulative Preferred, 7.50% (d)	56,000	1,414,560
Compass Diversified Holdings, 7.25% (d)	38,600	949,174
CYS Investments, Inc. - Series B Cumulative Preferred, 7.50% (d)	91,317	2,267,401
Invesco Mortgage Capital, Inc. - Series A Cumulative Preferred, 7.75% (d)	81,453	2,055,059
Invesco Mortgage Capital, Inc. - Series B Cumulative Preferred, 7.75% (3 Month LIBOR USD + 5.18%)(b)(d)	165,097	4,252,899
Kemper Corp. - Subordinated, 7.38% (d)	10,375	273,381
Kennedy-Wilson Holdings, Inc. - Senior Unsecured, 7.75% (d)	43,873	1,095,948
KKR & Co., LP, 6.50% (d)	14,553	387,838
KKR Financial Holdings LLC - Series A Cumulative Preferred, 7.38% (d)	82,412	2,094,089
MFA Financial, Inc. - Series B Cumulative Preferred, 7.50% (d)	62,681	1,585,829
National General Holdings Corp. - Subordinated, 7.63% (d)	48,600	1,237,356
Resource Capital Corp. - Series B Cumulative Preferred, 8.25% (d)	119,188	2,941,560
Resource Capital Corp. - Series C Cumulative Preferred, 8.63% (3 Month LIBOR USD + 5.93%)(b)(d)	183,578	4,684,911
		51,400,401

Industrials - 0.4%
Seaspan Corp., 7.88% (c)(d)	64,044	1,521,045
Real Estate - 8.1%
American Homes 4 Rent, 6.50% (d)	10,000	272,800
Ashford Hospitality Trust, Inc., 7.38% (d)	239,578	6,001,429
Bluerock Residential Growth REIT, Inc. - Series A Redeemable Preferred, 8.25% (d)(e)	201,020	5,272,755
Cedar Realty Trust, Inc. - Series B Cumulative Preferred, 7.25% (d)	11,881	298,926
Hersha Hospitality Trust, 6.50% (d)	186,744	4,756,370
iStar, Inc. - Series G Cumulative Preferred, 7.65% (d)	60,046	1,530,272
Landmark Infrastructure Partners LP, 7.90% (d)	76,800	1,911,552
STAG Industrial, Inc., 6.88% (d)	50,800	1,351,280
Summit Hotel Properties, Inc. - Series C, 7.13% (d)	4,969	125,666
Summit Hotel Properties, Inc. - Series D, 6.45% (d)	44,825	1,132,279
UMH Properties, Inc., 8.00% (d)	37,650	1,031,986
VEREIT, Inc. - Series F Cumulative Preferred, 6.70% (d)	169,398	4,341,671
		28,026,986

Telecommunication Services - 0.3%
Qwest Corp., 6.75% (d)	38,000	902,500
TOTAL PREFERRED STOCKS (Cost $88,894,472)		$94,083,651

	Principal Amount
MORTGAGE BACKED SECURITIES - 1.4%
JPMBB Commercial Mortgage Securities Trust 2014-C25 Series D, 4.094%, 11/18/2047 (b)(d)	2,000,000	1,564,288
Wells Fargo Commercial Mortgage Trust 2015-NXS4 Series E, 3.754%, 12/17/2048 (b)(d)	4,362,000	3,257,744
TOTAL MORTGAGE BACKED SECURITIES (Cost $4,903,845)		$4,822,032

CONVERTIBLE BONDS - 1.0%
Financials - 1.0%
Western Asset Mortgage Capital Corp. 6.750%, 10/01/2022 (d)	3,500,000	3,469,375
TOTAL CONVERTIBLE BONDS (Cost $3,500,000)		$3,469,375

The accompanying notes are an integral part of the portfolio of investments.

2

CORPORATE BONDS - 0.3%
Financials - 0.3%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 7.125%, 12/15/2024 (d)	1,000,000	910,000
TOTAL CORPORATE BONDS (Cost $968,650)		$910,000

CLOSED-END MUTUAL FUNDS - 0.5%
Alpine Global Premier Properties Fund (d)	271,677	1,752,316
TOTAL MUTUAL FUNDS (Cost $1,467,451)		$1,752,316

SHORT-TERM INVESTMENTS - 1.2%
STIT-Treasury Obligations Portfolio, 0.98% (f)	4,304,552	4,304,552
TOTAL SHORT-TERM INVESTMENTS (Cost $4,304,552)		$4,304,552

Total Investments (Cost $332,287,492) - 98.9%		341,666,475

Liabilities in Excess of Other Assets - 1.1%		3,751,167
TOTAL NET ASSETS - 100.0%		$345,417,642

Percentages are stated as a percent of net assets.

(a)	Non-income producing.

(b)	Variable Rate Security. The rate shown represents the rate at August 31, 2017.

(c)	U.S. traded security of a foreign issuer or corporation.

(d)	All or a portion of the security has been segregated for open short positions.

(e)	Illiquid security; a security may be considered illiquid if it lacks a readily available market.

(f)	7-day yield

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the portfolio of investments.

3

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
November 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS
Consumer Discretionary - 0.1%
TravelCenters Of America LLC	99,211	451,410
Energy - 0.4%
NGL Energy Partners LP	15,000	187,500
NuStar Energy LP	35,000	1,017,100
Total Energy		1,204,600

Financials - 0.2%
National General Holdings Corp.	30,000	633,900
Industrials - 0.2%
Seaspan Corp. (c)	125,000	733,750
Telecommunication Services - 0.2%
Windstream Holdings, Inc.	304,113	799,817
TOTAL COMMON STOCKS (Proceeds $3,580,879)		$3,823,477

EXCHANGE TRADED FUNDS -16.9%
iShares Mortgage Real Estate Capped ETF	143,335	6,540,376
Vanguard REIT ETF	613,375	51,762,717
Total		58,303,093

TOTAL EXCHANGE TRADED FUNDS (Proceeds $58,568,057)		$58,303,093

REITS
Real Estate - 0.0%
CBL & Associates Properties, Inc.	30,000	168,900
TOTAL REITS (Proceeds $176,072)		$168,900

Total Securities Sold Short (Proceeds $62,325,008)		$62,295,470

Percentages are stated as a percent of net assets.

Portfolio holdings are subject to change at any time.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the portfolio of investments.

4

Orinda Income Opportunities Fund
Schedule of Options Written
November 30, 2017 (Unaudited)

	Counterparty	Contracts	Notional Cost	Value
CALL OPTIONS
Simon Property Group, Inc.
Expiration: December 2017, Exercise Price: $160.00	N/A	15	(242,625)	515
Expiration: December 2017, Exercise Price: $165.00	N/A	40	(647,000)	5,296
Total Call Options				5,811
Total Options Written (Premiums received $16,181)				$5,811

The accompanying notes are an integral part of the portfolio of investments.

5

Orinda Income Opportunities Fund

Notes to Portfolio of Investments

November 30, 2017

(Unaudited)

PORTFOLIO VALUATION - The Orinda Income Opportunities Fund net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Fund’s investments carried at fair value:

Orinda Income Opportunities Fund

	Total Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Real Estate	$3,215,648	$3,215,648	-	-
Utilities	4,464,702	4,464,702	-	-
Total Common Stocks	7,680,350	7,680,350		-
REITs
Financials	$42,599,617	$41,951,179	648,438	-
Real Estate	169,114,162	169,114,162	-	-
Total REITs	211,713,779	211,065,341	648,438	-
Convertible Preferred Stocks
Real Estate	16,146,068	16,146,068	-	-
Total Convertible Preferred Stocks	16,146,068	16,146,068		-
Preferred Stocks
Consumer Discretionary	506,210	506,210	-	-
Energy	11,726,509	11,726,509	-	-
Financials	51,400,401	50,884,705	515,696	-
Industrials	1,521,045	1,521,045	-	-
Real Estate	28,026,986	25,464,728	2,562,258	-
Telecommunication Services	902,500	902,500	-	-
Total Preferred Stocks	94,083,651	91,005,697	3,077,954	-
Mortgage Backed Securities	4,822,032	-	4,822,032	-
Convertible Bonds	3,469,375	-	3,469,375	-
Corporate Bonds	910,000	-	910,000	-
Closed-End Mutual Funds	1,752,316	1,752,316	-	-
Short-Term Investments	4,304,552	4,304,552	-	-
Total Investments in Securities	$344,882,123	$331,954,324	$12,927,799	$-
Total Assets	$344,882,123	$331,954,324	$12,927,799	-
Liabilities				$-
Securities Sold Short	$62,295,470	$62,295,470	$-
Written Options	10,370	10,370	-	-
Total Liabilities	$62,305,840	$62,305,840	$-	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

6

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

7

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

November 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.1%
Auto Parts & Equipment — 4.3%
Adient PLC	25,583	2,002,126
Banks — 9.5%
Dundee Corp., Class A*	3,633	7,609
HomeStreet, Inc.*	76,750	2,340,875
KeyCorp	53,216	1,010,044
MidSouth Bancorp, Inc.	2,432	33,318
OFG Bancorp	56,227	551,025
Regions Financial Corp.	30,070	498,861
		4,441,732
Building Materials — 0.4%
Builders FirstSource, Inc.*	10,000	204,000
Chemicals — 1.4%
Venator Materials PLC*	29,122	640,684
Commercial Services — 5.5%
Herc Holdings, Inc.*	42,277	2,501,953
Hudson Global, Inc.*	49,234	65,973
		2,567,926
Healthcare-Products — 0.2%
Invacare Corp.	4,438	77,887
Home Builders — 1.9%
Taylor Morrison Home Corp.*	36,280	876,525
Insurance — 9.6%
American Equity Investment Life Holding Co.(a)	67,822	2,151,992
Assured Guaranty Ltd.	36,114	1,311,300
Enstar Group Ltd*	4,734	1,049,291
		4,512,583
Machinery-Diversified — 1.3%
Intevac, Inc.*	82,787	616,763
Oil & Gas — 25.6%
Chesapeake Energy Corp.*(a)	1,165,288	4,742,722
CNX Resources Corp.*	14,506	202,359
Consol Energy, Inc.*	1	14
Halcon Resources Corp.*	1	7
MRC Global, Inc.*	9,640	151,444
Oasis Petroleum, Inc.*(a)	1,525	15,601
QEP Resources, Inc.*	474,833	4,586,887
Range Resources Corp.	1,344	24,219
Whiting Petroleum Corp.*(a)	90,925	2,268,579
		11,991,832
Oil & Gas Services — 5.6%
NOW, Inc.*(a)	64,787	668,602

The accompanying notes are an integral part of the portfolio of investments.

1

Weatherford International PLC*(a)	560,794	1,850,620
Willbros Group, Inc.*	86,400	114,048
		2,633,270
Pharmaceuticals — 2.7%
Mallinckrodt PLC*(a)	57,654	1,258,010

Real Estate - 0.9%
Alexander & Baldwin, Inc.	14,501	421,399

Real Estate Investment Trust — 3.5%
Boardwalk Real Estate Investment Trust(a)	46,991	1,465,649
Forest City Realty Trust, Inc.	7,705	184,535
NorthStar Realty Europe Corp.	414	6,007
		1,656,191
Retail — 1.7%
Tuesday Morning Corp.*(a)	302,027	785,270
Savings & Loans — 1.0%
Flagstar Bancorp, Inc.*	12,100	459,921
Semiconductors — 1.3%
Veeco Instruments, Inc.*	37,602	607,272
Telecommunications — 9.8%
Aviat Networks, Inc.*	164,662	2,595,068
UTStarcom Holdings Corp.*	383,607	1,979,412
		4,574,480
Transporatation — 3.9%
Scorpio Tankers, Inc.(a)	103,976	322,326
Aegean Marine Petroleum Network, Inc.(a)	184,918	739,672
Ardmore Shipping Corp.*	98,353	781,906
		1,843,904
TOTAL COMMON STOCKS
(Cost $39,014,655)		42,171,775

WARRANTS — 0.1%
Oil & Gas — 0.1%
C&J Energy Services, Inc. *(a)	4,153	34,885
TOTAL WARRANTS
(Cost $–)		34,885
SECURITIES LENDING COLLATERAL - 26.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.34%	12,594,235	12,594,235
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,594,235)		12,594,235
SHORT-TERM INVESTMENTS - 9.4%
STIT-Treasury Obligations Portfolio, 0.98%	4,424,563	4,424,563
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,424,563)		4,424,563
TOTAL INVESTMENTS — 126.5%
(Cost $56,033,453)		59,225,458
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.5)%		(12,394,531)
NET ASSETS — 100.0%		$46,830,927

*	Non-income producing security.

PLC	Public Limited Company

(a)	All or a portion of the security is on loan. At November 30, 2017, the market value of securities on loan was $12,124,078.

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

November 30, 2017

(Unaudited)

PORTFOLIO VALUATION - The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in the Fund's prospectus). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Fair Value	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$42,171,775	$42,171,775	$-	$-
Warrants	34,885	34,885	-	-
Short-Term Investments	4,424,563	4,424,563	-	-
Securities Lending Collateral	12,594,235	12,594,235	-	-
Total	$59,225,458	$59,225,458	$-	$-

*	Please refer to the Portfolio of Investments for further details.

3

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

November 30, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense — 0.2%
Lockheed Martin Corp.	800	$255,296
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	3,100	268,615
Airlines — 0.6%
Southwest Airlines Co.	9,900	600,633
Banks — 0.5%
BB&T Corp.	4,800	237,216
JPMorgan Chase & Co.	2,400	250,848
		488,064
Beverages — 3.4%
Monster Beverage Corp.*	4,100	256,947
PepsiCo, Inc.	28,800	3,355,776
		3,612,723
Biotechnology — 4.8%
AbbVie, Inc.	19,300	1,870,556
Biogen, Inc.*	9,800	3,157,266
		5,027,822
Building Products — 0.2%
AO Smith Corp.	3,800	240,996
Capital Markets — 3.1%
S&P Global, Inc.	19,500	3,226,860
Chemicals — 0.2%
PPG Industries, Inc.	2,100	245,385
Commercial Services & Supplies — 2.4%
Cintas Corp.	1,600	251,904
Republic Services, Inc.	31,200	2,026,128
Waste Management, Inc.	3,200	263,200
		2,541,232
Communications Equipment — 3.1%
Cisco Systems, Inc.	80,300	2,995,190
F5 Networks, Inc.*	2,000	268,400
		3,263,590
Consumer Finance — 0.3%
American Express Co.	2,700	263,817
Distributors — 1.6%
LKQ Corp.*	41,600	1,639,872
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B*	3,700	714,137
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	67,000	2,437,460
Verizon Communications, Inc.	5,100	259,539
		2,696,999
Electric Utilities — 0.5%
Southern Co., (The)	4,500	230,400
Xcel Energy, Inc.	5,000	258,050
		488,450
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	7,600	246,164
TE Connectivity Ltd., (Switzerland)	2,700	254,988
		501,152
Food & Staples Retailing — 7.9%
Costco Wholesale Corp.	4,800	885,264
Kroger Co., (The)	10,700	276,702
Sysco Corp.	51,300	2,961,549
Wal-Mart Stores, Inc.	42,500	4,132,275
		8,255,790
Food Products — 0.5%
Hershey Co., (The)	5,100	565,743

The accompanying notes are an integral part of the portfolio of investments.

1

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	20,000	1,310,600
Medtronic PLC, (Ireland)	3,500	287,455
		1,598,055
Health Care Providers & Services — 11.7%
Aetna, Inc.	13,700	2,468,466
Anthem, Inc.	10,500	2,467,080
Henry Schein, Inc.*	40,300	2,879,435
Humana, Inc.	1,000	260,860
Laboratory Corp. of America Holdings*	1,600	253,232
UnitedHealth Group, Inc.	17,000	3,878,890
		12,207,963
Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp.	4,100	237,062
Household Products — 2.2%
Clorox Co., (The)	1,500	208,935
Colgate-Palmolive Co.	9,900	717,255
Procter & Gamble Co., (The)	15,300	1,376,847
		2,303,037
Insurance — 6.3%
Allstate Corp., (The)	2,600	266,916
Hartford Financial Services Group, Inc., (The)	4,300	246,992
Marsh & McLennan Cos., Inc.	26,700	2,240,931
Principal Financial Group, Inc.	3,400	240,686
Progressive Corp., (The)	68,000	3,616,240
		6,611,765
Internet Software & Services — 2.2%
Facebook, Inc., Class A*	8,400	1,488,312
VeriSign, Inc.*	6,800	782,680
		2,270,992
IT Services — 9.2%
Accenture PLC, Class A, (Ireland)	18,700	2,767,787
Cognizant Technology Solutions Corp., Class A	35,700	2,580,396
Fidelity National Information Services, Inc.	3,200	301,856
Fiserv, Inc.*	19,900	2,615,855
Global Payments, Inc.	2,400	241,344
Paychex, Inc.	13,000	875,030
Total System Services, Inc.	3,500	260,260
		9,642,528
Machinery — 1.4%
Snap-on, Inc.	8,600	1,457,098
Media — 0.2%
Walt Disney Co., (The)	2,500	262,050
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	7,800	234,078
Oil, Gas & Consumable Fuels — 3.6%
Valero Energy Corp.	44,100	3,775,842
Personal Products — 0.2%
Estee Lauder Cos., Inc., (The), Class A	2,100	262,143
Pharmaceuticals — 2.4%
Johnson & Johnson	16,200	2,257,146
Zoetis, Inc.	3,900	281,931
		2,539,077
Professional Services — 2.8%
Robert Half International, Inc.	51,800	2,954,672

Semiconductors & Semiconductor Equipment — 1.8%
Broadcom Ltd., (Singapore)	900	250,146
Intel Corp.	7,200	322,848
Skyworks Solutions, Inc.	2,200	230,428
Texas Instruments, Inc.	11,000	1,070,190
		1,873,612
Software — 9.0%
Activision Blizzard, Inc.	3,800	237,120
Adobe Systems, Inc.*	1,500	272,205
Citrix Systems, Inc.*	27,800	2,436,114
Electronic Arts, Inc.*	2,000	212,700
Intuit, Inc.	23,800	3,741,836
Microsoft Corp.	26,300	2,213,671
Salesforce.com, Inc.*	2,600	271,232
9,384,878

The accompanying notes are an integral part of the portfolio of investments.

2

Specialty Retail — 7.9%
Best Buy Co, Inc.	18,400	1,096,824
Home Depot, Inc., (The)	17,300	3,110,886
Lowe's Cos., Inc.	2,900	241,773
Ross Stores, Inc.	3,500	266,105
TJX Cos., Inc., (The)	47,200	3,565,960
		8,281,548
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	12,100	2,079,385
HP, Inc.	13,700	293,865
		2,373,250
Textiles, Apparel & Luxury Goods — 1.5%
VF Corp.	20,900	1,524,864

TOTAL INVESTMENTS - 100.0%
(Cost $84,219,756)		104,691,690
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(46,006)
NET ASSETS - 100.0%		$104,645,684

*	Non-income producing security.

PLC	Public Limited Company

The accompanying notes are an integral part of the portfolio of investments.

3

SUMMIT GLOBAL INVESTMENTS SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments

November 30, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 96.7%
Air Freight & Logistics — 1.0%
Forward Air Corp.	3,700	$210,530
Auto Components — 3.8%
Cooper-Standard Holdings, Inc.*	1,700	214,319
Dorman Products, Inc.*	2,900	198,099
Fox Factory Holding Corp.*	5,200	202,800
Standard Motor Products, Inc.	4,500	203,445
		818,663
Banks — 5.9%
Bryn Mawr Bank Corp.	4,500	198,675
Community Trust Bancorp, Inc.	4,200	208,950
First Busey Corp.	6,700	213,261
Great Southern Bancorp, Inc.	4,000	216,200
Preferred Bank	3,400	212,840
QCR Holdings, Inc.	4,600	208,840
		1,258,766
Capital Markets — 3.7%
Fidus Investment Corp.	12,100	192,753
New Mountain Finance Corp.	14,200	200,930
Solar Capital Ltd.	9,400	200,972
WhiteHorse Finance, Inc.	14,500	204,305
		798,960
Chemicals — 5.8%
AdvanSix, Inc.*	4,500	193,725
Cabot Corp.	3,400	208,216
Innospec, Inc.	2,900	207,060
KMG Chemicals, Inc.	3,752	204,071
Quaker Chemical Corp.	1,300	214,214
Sensient Technologies Corp.	2,700	209,331
		1,236,617
Commercial Services & Supplies — 5.9%
ABM Industries, Inc.	5,000	214,000
Matthews International Corp., Class A	3,800	215,270
MSA Safety, Inc.	2,400	206,400
SP Plus Corp.*	5,000	196,000
UniFirst Corp.	1,300	212,550
Viad Corp.	3,600	207,360
		1,251,580
Communications Equipment — 1.9%
ADTRAN, Inc.	9,037	208,755
Ituran Location and Control Ltd., (Israel)	5,700	202,920
		411,675
Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	4,700	201,865
Containers & Packaging — 0.9%
Silgan Holdings, Inc.	7,000	202,160
Diversified Consumer Services — 1.0%
Carriage Services, Inc.	8,100	207,522
Diversified Financial Services — 0.9%
Compass Diversified Holdings †	11,500	194,350
Electric Utilities — 3.9%
El Paso Electric Co.	3,500	213,150
Hawaiian Electric Industries, Inc.	5,400	207,090
PNM Resources, Inc.	4,400	200,200
Spark Energy, Inc., Class A	16,470	205,875
		826,315
Electrical Equipment — 1.9%
EnerSys	3,000	207,270
Regal Beloit Corp.	2,700	207,765
415,035

The accompanying notes are an integral part of the portfolio of investments.

1

Electronic Equipment, Instruments & Components — 4.7%
Celestica, Inc., (Canada)*	18,400	199,456
ePlus, Inc.*	2,510	203,812
Orbotech Ltd., (Israel)*	3,700	187,442
PC Connection, Inc.	7,500	205,575
Plexus Corp.*	3,200	200,032
		996,317
Food Products — 2.0%
B&G Foods, Inc.	5,500	212,850
Lancaster Colony Corp.	1,600	213,248
		426,098
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	2,500	213,875
Health Care Equipment & Supplies — 2.9%
Globus Medical, Inc., Class A*	5,500	209,055
ICU Medical, Inc.*	1,000	213,400
LeMaitre Vascular, Inc.	6,060	199,556
		622,011
Health Care Providers & Services — 2.0%
Addus HomeCare Corp.*	6,400	213,120
Chemed Corp.	900	221,346
		434,466
Hotels, Restaurants & Leisure — 6.0%
Choice Hotels International, Inc.	2,800	219,800
Cracker Barrel Old Country Store, Inc.	1,400	218,862
Dave & Buster's Entertainment, Inc.*	4,100	217,423
Denny's Corp.*	15,500	210,025
Ruth's Hospitality Group, Inc.	9,500	203,775
Texas Roadhouse, Inc.	4,100	209,387
		1,279,272
Household Durables — 2.0%
Helen of Troy Ltd., (Bermuda)*	2,300	205,620
Tupperware Brands Corp.	3,400	214,608
		420,228
Household Products — 1.0%
WD-40 Co.	1,800	214,920
Insurance — 1.9%
Argo Group International Holdings Ltd., (Bermuda)	3,380	207,025
Aspen Insurance Holdings Ltd., (Bermuda)	4,800	196,800
		403,825
Internet & Direct Marketing Retail — 0.9%
PetMed Express, Inc.	5,100	200,685
Internet Software & Services — 1.9%
CommerceHub, Inc., Class A*	9,000	205,740
Tucows, Inc., Class A*	3,300	209,220
		414,960
Investment Companies — 0.9%
TPG Specialty Lending, Inc.	9,790	200,401
IT Services — 2.9%
Sykes Enterprises, Inc.*	6,521	207,498
TeleTech Holdings, Inc.	5,000	202,500
WNS Holdings Ltd., (India) ADR*	4,900	201,537
		611,535
Leisure Products — 1.0%
MCBC Holdings, Inc.*	8,999	212,376
Machinery — 3.9%
Alamo Group, Inc.	1,793	211,484
Global Brass & Copper Holdings, Inc.	6,100	211,060
Hillenbrand, Inc.	4,600	209,530
Kadant, Inc.	1,900	194,370
		826,444
Media — 1.0%
John Wiley & Sons, Inc., Class A	3,600	212,940
Multi-Utilities — 1.9%
NorthWestern Corp.	3,200	205,632
Unitil Corp.	3,898	203,632
		409,264
Paper & Forest Products — 1.0%
Neenah Paper, Inc.	2,300	205,620

Pharmaceuticals — 1.9%
Phibro Animal Health Corp., Class A	5,700	197,790
Prestige Brands Holdings, Inc.*	4,700	212,440
		410,230

The accompanying notes are an integral part of the portfolio of investments.

2

Professional Services — 2.9%
Korn/Ferry International	4,800	210,432
On Assignment, Inc.*	3,300	211,068
RPX Corp.	15,000	197,850
		619,350
Real Estate Investment Trusts — 4.8%
Apollo Commercial Real Estate Finance, Inc.	11,000	205,150
LTC Properties, Inc.	4,300	197,112
Potlatch Corp.	3,900	201,240
Urban Edge Properties	8,400	214,620
Urstadt Biddle Properties, Inc., Class A	9,100	215,852
		1,033,974
Real Estate Management & Development — 1.0%
RMR Group Inc., (The), Class A	3,500	210,875
Semiconductors & Semiconductor Equipment — 2.7%
Cabot Microelectronics Corp.	2,000	192,640
Nova Measuring Instruments Ltd., (Israel)*	7,200	200,232
NVE Corp.	2,400	200,688
		593,560
Specialty Retail — 1.9%
Aaron's, Inc.	5,400	203,688
Haverty Furniture Cos., Inc.	8,800	212,520
		416,208
Textiles, Apparel & Luxury Goods — 1.0%
Steven Madden Ltd.*	4,900	209,475
Thrifts & Mortgage Finance — 1.0%
First Defiance Financial Corp.	3,800	206,454
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	3,300	211,035
Water Utilities — 2.0%
California Water Service Group	4,800	218,880
Connecticut Water Service, Inc.	3,300	208,923
		427,803
TOTAL COMMON STOCKS
(Cost $18,571,210)		20,678,239
SHORT-TERM INVESTMENTS - 2.4%

Fidelity Investments Money Market Funds - Government Portfolio, 0.97% (a)	504,281	504,281
TOTAL SHORT-TERM INVESTMENTS
(Cost $504,281)		504,281
TOTAL INVESTMENTS - 99.1%
(Cost $19,075,491)		21,182,520
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		197,425
NET ASSETS - 100.0%		$21,379,945

*	Non-income producing security.

(a)	Seven-day yield as of November 30, 2017.

†	Master Limited Partnership.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

3

SUMMIT GLOBAL INVESTMENTS GLOBAL LOW VOLATILITY FUND

Portfolio of Investments

November 30, 2017

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 93.5%
Aerospace & Defense — 6.4%
General Dynamics Corp.	2,250	$466,110
Raytheon Co.	2,730	521,839
United Technologies Corp.	3,710	450,580
		1,438,529
Air Freight & Logistics — 2.5%
CH Robinson Worldwide, Inc.	6,500	563,225
Auto Components — 2.1%
Gentex Corp.	23,100	473,088
Banks — 4.3%
Banco de Chile, (Chile) ADR	5,748	476,854
Bank of Montreal, (Canada)	6,400	492,864
		969,718
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B*	2,600	501,826
Diversified Telecommunication Services — 8.1%
BCE, Inc., (Canada)	9,880	472,363
China Telecom Corp., Ltd., (China) ADR	9,200	446,108
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia) SP ADR	13,500	419,580
TELUS Corp. (Canada)	13,100	484,176
		1,822,227
Electric Utilities — 2.0%
Duke Energy Corp.	5,070	452,143
Food & Staples Retailing — 2.4%
Wal-Mart Stores, Inc.	5,560	540,599
Food Products — 3.8%
Hershey Co., (The)	3,800	421,534
McCormick & Co., Inc.	4,190	428,134
		849,668
Health Care Equipment & Supplies — 4.3%
ResMed, Inc.	5,840	498,736
Stryker Corp.	3,120	486,720
		985,456
Health Care Providers & Services — 2.1%
Aetna, Inc.	2,600	468,468
Hotels, Restaurants & Leisure — 6.1%
Carnival PLC, (United Kingdom) ADR	6,700	441,932
McDonald's Corp.	3,020	519,350
Starbucks Corp.	7,300	422,086
		1,383,368
Household Durables — 2.4%
Garmin Ltd., (Switzerland)	8,690	539,475
Household Products — 2.0%
Procter & Gamble Co., (The)	4,980	448,150
Industrial Conglomerates — 2.1%
Koninklijke Philips, NV (Netherlands)	12,300	476,502
Insurance — 2.1%
Chubb Ltd. (Switzerland)	3,120	474,583
Internet Software & Services — 2.0%
Facebook, Inc., Class A*	2,500	442,950
IT Services — 4.8%
Mastercard, Inc., Class A	3,700	556,739
Visa, Inc., Class A	4,580	515,662
		1,072,401
Media — 1.9%
Walt Disney Co., (The)	4,100	429,762
Oil, Gas & Consumable Fuels — 2.0%
TransCanada Corp., (Canada)	9,300	446,679
Personal Products — 2.5%
Estee Lauder Cos, Inc., (The), Class A	4,470	557,990

The accompanying notes are an integral part of the portfolio of investments.

1

Pharmaceuticals — 3.9%
Eli Lilly & Co.	5,370	454,517
Sanofi, (France) ADR	9,270	423,083
		877,600
Real Estate Investment Trusts (REITs) — 2.2%
Crown Castle International Corp.	4,300	485,900
Road & Rail — 2.2%
Union Pacific Corp.	4,010	507,265
Software — 9.3%
Adobe Systems, Inc.*	3,210	582,519
Check Point Software Technologies Ltd., (Israel)*	3,890	405,688
Microsoft Corp.	6,200	521,854
VMware, Inc., Class A*	5,000	600,550
		2,110,611
Specialty Retail — 2.0%
TJX Cos., Inc., (The)	6,100	460,855
Textiles, Apparel & Luxury Goods — 1.9%
Luxottica Group SpA, (Italy) SP ADR	7,300	423,692
Wireless Telecommunication Services — 3.9%
China Mobile Ltd., (China) SP ADR	8,220	417,905
NTT DOCOMO, Inc., (Japan) SP ADR	17,980	463,344
		881,249
TOTAL COMMON STOCKS
(Cost $18,333,759)		21,083,979
SHORT-TERM INVESTMENTS - 6.5%

Fidelity Investments Money Market Funds - Government Portfolio, 0.97% (a)	1,460,076	1,460,076
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,460,076)		1,460,076
TOTAL INVESTMENTS - 100.0%
(Cost $19,793,835)		22,544,055
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		3,690
NET ASSETS - 100.0%		$22,547,745

*	Non-income producing security.

(a)	Seven-day yield as of November 30, 2017.

ADR	American Depositary Receipt

PLC	Public Limited Company

SPADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

2

Summit Global Investments Funds

Notes to Portfolio of Investments

November 30, 2017

(Unaudited)

Portfolio Valuation - Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors (the "Board"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Funds' investments carried at fair value:

		Level 1	Level 2	Level 3
Summit Global Investments U.S. Low Volatility Equity Fund	Total Value at	Quoted Price	Other Significant Observable Inputs	Significant Unobservable Inputs
Common Stocks	$104,691,690	$104,691,690	$—	$—
Total Investments*	$104,691,690	$104,691,690	$—	$—

Summit Global Investments Small Cap Low Volatility Fund
Common Stocks	$20,678,239	$20,678,239	$—	$—
Short-Term Investments	504,281	504,281	—	—
Total Investments*	$21,182,520	$21,182,520	$—	$—

Summit Global Investments Global Low Volatility Fund
Common Stocks	$21,083,979	$21,083,979	$—	$—
Short-Term Investments	1,460,076	1,460,076	—	—
Total Investments*	$22,544,055	$22,544,055	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)	/s/ Salvatore Faia
Salvatore Faia, President (principal executive officer)

Date	1/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President (principal executive officer)

Date	1/25/2018

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer (principal financial officer)

Date	1/25/2018

*	Print the name and title of each signing officer under his or her signature.